Report of Independent Registered Public Accounting Firm

To the Contract Owners of
Separate Account VL I of Talcott Resolution Life and Annuity Insurance Company and the
Board of Directors of Talcott Resolution Life and Annuity Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Separate Account VL I of Talcott Resolution Life and Annuity Insurance Company (the “Account”), as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes.

AB VPS International Growth Portfolio (Class B)	Hartford MidCap HLS Fund (Class IA)
AB VPS International Value Portfolio (Class B)	Hartford Small Company HLS Fund (Class IA)
AB VPS Small/Mid Cap Value Portfolio (Class B)	Hartford International Opportunities HLS Fund (Class IA)
American Funds IS Asset Allocation Fund (Class 2)	Hartford Stock HLS Fund (Class IA)
American Funds IS Washington Mutual Investors Fund (Class 2) (formerly American Funds IS Blue Chip Income and Growth Fund (Class 2))	Hartford Total Return Bond HLS Fund (Class IA)
American Funds IS The Bond Fund of America (Class 2) (formerly American Funds IS Bond Fund (Class 2))	Hartford Ultrashort Bond HLS Fund (Class IA)
American Funds IS Global Growth Fund (Class 2)	Invesco V.I. American Franchise Fund (Series I)
American Funds IS Global Small Capitalization Fund (Class 2)	Invesco V.I. American Value Fund (Series II)
American Funds IS Growth Fund (Class 2)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)
American Funds IS Growth-Income Fund (Class 2)	Invesco V.I. Comstock Fund (Series II)
American Funds IS International Fund (Class 2)	Invesco V.I. Core Equity Fund (Series I)
American Funds IS New World Fund® (Class 2)	Invesco V.I. International Growth Fund (Series I)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	Invesco V.I. Main Street Mid Cap Fund® (Series I) (formerly Invesco V.I. Mid Cap Core Equity Fund (Series I))
Fidelity® VIP Equity-Income Portfolio (Initial Class)	Invesco V.I. Small Cap Equity Fund (Series I)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Lord Abbett Bond Debenture Portfolio (Class VC)
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	Lord Abbett Dividend Growth Portfolio (Class VC)
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Lord Abbett Growth and Income Portfolio (Class VC)
Fidelity® VIP Government Money Market Portfolio (Service Class)	MFS® Investors Trust Series (Initial Class)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	MFS® New Discovery Series (Initial Class)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	MFS® Total Return Bond Series (Initial Class)
Fidelity® VIP Overseas Portfolio (Initial Class)	MFS® Total Return Series (Initial Class)
Franklin Income VIP Fund (Class 2)	MFS® Value Series (Initial Class)
Franklin Mutual Global Discovery VIP Fund (Class 2)	Invesco V.I. Capital Appreciation Fund (Series II) (formerly Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II))
Franklin Mutual Shares VIP Fund (Class 2)	Invesco V.I. Global Fund (Series II) (formerly Invesco Oppenheimer V.I. Global Fund (Series II))
Franklin Small Cap Value VIP Fund (Class 2)	Invesco V.I. Main Street Fund® (Series II) (formerly Invesco Oppenheimer V.I. Main Street Fund® (Series II))
Franklin Strategic Income VIP Fund (Class 1)	Invesco V.I. Main Street Small Cap Fund® (Series II) (formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II))
Putnam VT George Putnam Balanced Fund (Class IA)	Putnam VT Small Cap Growth Fund (Class IB)
Hartford Balanced HLS Fund (Class IA)	Putnam VT Diversified Income Fund (Class IA)

SA-1

Report of Independent Registered Public Accounting Firm

Hartford Capital Appreciation HLS Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA) (formerly Putnam VT Equity Income Fund (Class IA))
Hartford Disciplined Equity HLS Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)
Hartford Dividend and Growth HLS Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA) (formerly Putnam VT Global Equity Fund (Class IA))
Putnam VT High Yield Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
Putnam VT Income Fund (Class IA)	Fidelity® VIP Equity-Income Portfolio (Service Class 2)
Putnam VT International Equity Fund (Class IA)	Putnam VT Diversified Income Fund (Class IB)
Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IB) (formerly Putnam VT Equity Income Fund (Class IB))
Putnam VT International Value Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IB) (formerly Putnam VT Global Equity Fund (Class IB))
Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Income Fund (Class IB)
Putnam VT Government Money Market Fund (Class IA)	Putnam VT International Equity Fund (Class IB)
Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IB)
Putnam VT Small Cap Value Fund (Class IB)	Putnam VT High Yield Fund (Class IB)
Templeton Foreign VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)
Templeton Global Bond VIP Fund (Class 2)	Morgan Stanley VIF Discovery Portfolio (Class II)
Putnam VT Growth Opportunities Fund (Class IA)	Putnam VT Growth Opportunities Fund (Class IB)

We have also audited the accompanying statements of assets and liabilities of BlackRock S&P 500 Index V.I. Fund (Class I) and Invesco V.I. Discovery Mid Cap Growth Fund (Series I) (formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)), and the related statements of operations, statements of changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
BlackRock S&P 500 Index V.I. Fund (Class I)	December 31, 2021	Year ended December 31, 2021	Two years in the period ended December 31, 2021	Three years in the period ended December 31, 2021 and the period from April 20, 2018 to December 31, 2018
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	December 31, 2021	Year ended December 31, 2021	One Year in the period ended December 31, 2021 and the period from April 30, 2020 to December 31, 2020	One Year in the period ended December 31, 2021 and the period from April 30, 2020 to December 31, 2020

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Separate Account VL I of Talcott Resolution Life and Annuity Insurance Company as of December 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S.

SA-2

Report of Independent Registered Public Accounting Firm

federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Hartford, Connecticut
April 13, 2022

We have served as the auditor of the Sub-Accounts that comprise Separate Account VL I of Talcott Resolution Life and Annuity Insurance Company since 2002.

SA-3

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	AB VPS International Growth Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Small/Mid Cap Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)	American Funds IS Washington Mutual Investors Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	75,715	320,199	675,205	3,970,712	4,652,357
Cost	$1,684,157	$6,242,998	$12,449,437	$77,561,038	$55,552,363
Fair Value	$2,011,743	$5,001,508	$15,644,499	$114,118,258	$82,951,519
Due from Sponsor Company	—	—	2,303	6,553	9,305
Receivable for fund shares sold	—	—	—	—	—
Total assets	2,011,743	5,001,508	15,646,802	114,124,811	82,960,824

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	2,303	6,553	9,305
Total liabilities	—	—	2,303	6,553	9,305

Net assets:
For contract liabilities	$2,011,743	$5,001,508	$15,644,499	$114,118,258	$82,951,519

Deferred contracts in the accumulation period:
Units owned by participants #	110,351	429,549	378,026	2,452,757	1,545,923
Contract liability	$2,011,743	$5,001,508	$15,644,499	$114,118,258	$82,951,519

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-4

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	American Funds IS The Bond Fund of America (Class 2)	American Funds IS Global Growth Fund (Class 2)	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	4,548,780	2,387,513	1,210,892	3,842,975	4,505,205
Cost	$50,857,565	$55,569,713	$24,126,763	$262,745,363	$182,892,887
Fair Value	$50,309,508	$107,294,813	$39,886,769	$485,290,875	$299,325,800
Due from Sponsor Company	1,483	—	1,149	—	—
Receivable for fund shares sold	—	311,854	—	401,397	285,779
Total assets	50,310,991	107,606,667	39,887,918	485,692,272	299,611,579

Liabilities:
Due to Sponsor Company	—	311,854	—	401,397	285,779
Payable for fund shares purchased	1,483	—	1,149	—	—
Total liabilities	1,483	311,854	1,149	401,397	285,779

Net assets:
For contract liabilities	$50,309,508	$107,294,813	$39,886,769	$485,290,875	$299,325,800

Deferred contracts in the accumulation period:
Units owned by participants #	2,581,518	16,339,403	6,699,358	68,273,611	52,173,166
Contract liability	$50,309,508	$107,294,813	$39,886,769	$485,290,875	$299,325,800

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-5

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	American Funds IS International Fund (Class 2)	American Funds IS New World Fund® (Class 2)	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	3,023,181	1,289,339	45,038	1,243,139	366,267
Cost	$55,726,884	$26,837,286	$731,801	$27,680,776	$4,739,898
Fair Value	$68,323,897	$40,588,379	$825,539	$32,508,087	$5,248,604
Due from Sponsor Company	5,866	1,690	—	—	—
Receivable for fund shares sold	—	—	—	230,722	—
Total assets	68,329,763	40,590,069	825,539	32,738,809	5,248,604

Liabilities:
Due to Sponsor Company	—	—	—	230,722	—
Payable for fund shares purchased	5,866	1,690	—	—	—
Total liabilities	5,866	1,690	—	230,722	—

Net assets:
For contract liabilities	$68,323,897	$40,588,379	$825,539	$32,508,087	$5,248,604

Deferred contracts in the accumulation period:
Units owned by participants #	1,574,402	646,725	133,841	3,434,075	237,005
Contract liability	$68,323,897	$40,588,379	$825,539	$32,508,087	$5,248,604

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-6

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	137,868	360,938	30,716,999	1,545,045	983,151
Cost	$1,919,658	$5,207,085	$30,716,999	$51,317,320	$32,636,688
Fair Value	$2,110,764	$6,428,307	$30,716,999	$81,130,319	$38,726,324
Due from Sponsor Company	—	190	—	—	295
Receivable for fund shares sold	—	—	2,096	34,122	—
Total assets	2,110,764	6,428,497	30,719,095	81,164,441	38,726,619

Liabilities:
Due to Sponsor Company	—	—	2,096	34,122	—
Payable for fund shares purchased	—	190	—	—	295
Total liabilities	—	190	2,096	34,122	295

Net assets:
For contract liabilities	$2,110,764	$6,428,307	$30,716,999	$81,130,319	$38,726,324

Deferred contracts in the accumulation period:
Units owned by participants #	85,833	232,504	2,938,970	1,447,369	855,231
Contract liability	$2,110,764	$6,428,307	$30,716,999	$81,130,319	$38,726,324

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-7

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Fidelity® VIP Overseas Portfolio (Initial Class)	Franklin Income VIP Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	18,039	2,387,532	1,374,736	2,233,875	1,951,899
Cost	$365,188	$37,455,798	$27,094,201	$41,111,297	$30,823,830
Fair Value	$528,188	$40,015,034	$26,958,577	$42,890,395	$34,236,311
Due from Sponsor Company	—	2,968	1,347	—	2,053
Receivable for fund shares sold	—	—	—	18,121	—
Total assets	528,188	40,018,002	26,959,924	42,908,516	34,238,364

Liabilities:
Due to Sponsor Company	—	—	—	18,121	—
Payable for fund shares purchased	—	2,968	1,347	—	2,053
Total liabilities	—	2,968	1,347	18,121	2,053

Net assets:
For contract liabilities	$528,188	$40,015,034	$26,958,577	$42,890,395	$34,236,311

Deferred contracts in the accumulation period:
Units owned by participants #	95,219	1,502,992	975,114	1,197,468	545,686
Contract liability	$528,188	$40,015,034	$26,958,577	$42,890,395	$34,236,311

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-8

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	896,515	28,543	2,401,008	4,404,006	5,793,760
Cost	$10,357,290	$300,395	$64,692,207	$208,078,661	$89,212,034
Fair Value	$9,529,954	$428,716	$85,163,749	$238,961,348	$120,799,892
Due from Sponsor Company	96	—	—	—	—
Receivable for fund shares sold	—	—	16,220	681,253	50,281
Total assets	9,530,050	428,716	85,179,969	239,642,601	120,850,173

Liabilities:
Due to Sponsor Company	—	—	16,220	681,253	50,281
Payable for fund shares purchased	96	—	—	—	—
Total liabilities	96	—	16,220	681,253	50,281

Net assets:
For contract liabilities	$9,529,954	$428,716	$85,163,749	$238,961,348	$120,799,892

Deferred contracts in the accumulation period:
Units owned by participants #	506,272	10,611	8,637,753	9,686,761	16,045,870
Contract liability	$9,529,954	$428,716	$85,163,749	$238,961,348	$120,799,892

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-9

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Stock HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	6,950,799	2,638,259	2,455,010	1,777,535	1,001,024
Cost	$148,981,769	$36,830,948	$79,006,808	$35,312,339	$69,384,647
Fair Value	$191,703,049	$55,139,615	$98,961,472	$43,674,031	$114,026,619
Due from Sponsor Company	13,508	—	—	1,370	5,894
Receivable for fund shares sold	—	17,640	96,589	—	—
Total assets	191,716,557	55,157,255	99,058,061	43,675,401	114,032,513

Liabilities:
Due to Sponsor Company	—	17,640	96,589	—	—
Payable for fund shares purchased	13,508	—	—	1,370	5,894
Total liabilities	13,508	17,640	96,589	1,370	5,894

Net assets:
For contract liabilities	$191,703,049	$55,139,615	$98,961,472	$43,674,031	$114,026,619

Deferred contracts in the accumulation period:
Units owned by participants #	11,431,350	7,993,902	5,508,184	4,247,401	7,493,213
Contract liability	$191,703,049	$55,139,615	$98,961,472	$43,674,031	$114,026,619

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-10

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series II)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	8,339,709	4,136,216	46,013	169,338	370,997
Cost	$95,893,072	$41,651,176	$3,154,553	$2,767,749	$4,105,528
Fair Value	$94,155,310	$41,362,155	$4,078,125	$3,368,142	$3,991,926
Due from Sponsor Company	—	403	1,443	—	—
Receivable for fund shares sold	119,356	—	—	—	—
Total assets	94,274,666	41,362,558	4,079,568	3,368,142	3,991,926

Liabilities:
Due to Sponsor Company	119,356	—	—	—	—
Payable for fund shares purchased	—	403	1,443	—	—
Total liabilities	119,356	403	1,443	—	—

Net assets:
For contract liabilities	$94,155,310	$41,362,155	$4,078,125	$3,368,142	$3,991,926

Deferred contracts in the accumulation period:
Units owned by participants #	21,425,619	21,301,154	93,631	113,352	196,193
Contract liability	$94,155,310	$41,362,155	$4,078,125	$3,368,142	$3,991,926

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-11

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. International Growth Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	1,414,717	35,038	127,740	876,586	289,484
Cost	$21,676,287	$1,087,470	$4,239,429	$10,659,188	$5,313,176
Fair Value	$29,779,798	$1,324,093	$5,289,719	$11,369,326	$6,799,979
Due from Sponsor Company	—	—	1	—	4
Receivable for fund shares sold	24,092	—	—	—	—
Total assets	29,803,890	1,324,093	5,289,720	11,369,326	6,799,983

Liabilities:
Due to Sponsor Company	24,092	—	—	—	—
Payable for fund shares purchased	—	—	1	—	4
Total liabilities	24,092	—	1	—	4

Net assets:
For contract liabilities	$29,779,798	$1,324,093	$5,289,719	$11,369,326	$6,799,979

Deferred contracts in the accumulation period:
Units owned by participants #	828,547	27,045	262,836	240,793	155,679
Contract liability	$29,779,798	$1,324,093	$5,289,719	$11,369,326	$6,799,979

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-12

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	671,879	687,363	306,214	93,722	474,784
Cost	$8,096,953	$10,649,553	$9,843,651	$2,791,163	$9,425,709
Fair Value	$8,264,106	$13,932,839	$12,260,803	$4,191,264	$11,062,478
Due from Sponsor Company	8	145	109	—	222
Receivable for fund shares sold	—	—	—	—	—
Total assets	8,264,114	13,932,984	12,260,912	4,191,264	11,062,700

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	8	145	109	—	222
Total liabilities	8	145	109	—	222

Net assets:
For contract liabilities	$8,264,106	$13,932,839	$12,260,803	$4,191,264	$11,062,478

Deferred contracts in the accumulation period:
Units owned by participants #	336,998	298,847	370,785	82,895	129,573
Contract liability	$8,264,106	$13,932,839	$12,260,803	$4,191,264	$11,062,478

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-13

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Capital Appreciation Fund (Series II)	Invesco V.I. Global Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	873,760	1,086,878	638,482	48,549	273,593
Cost	$11,598,912	$24,483,993	$11,428,938	$2,456,353	$10,505,717
Fair Value	$11,909,354	$30,193,471	$15,783,267	$3,863,555	$15,370,463
Due from Sponsor Company	4	3,976	706	—	148
Receivable for fund shares sold	—	—	—	33,201	—
Total assets	11,909,358	30,197,447	15,783,973	3,896,756	15,370,611

Liabilities:
Due to Sponsor Company	—	—	—	33,201	—
Payable for fund shares purchased	4	3,976	706	—	148
Total liabilities	4	3,976	706	33,201	148

Net assets:
For contract liabilities	$11,909,354	$30,193,471	$15,783,267	$3,863,555	$15,370,463

Deferred contracts in the accumulation period:
Units owned by participants #	621,485	817,446	445,330	78,009	354,658
Contract liability	$11,909,354	$30,193,471	$15,783,267	$3,863,555	$15,370,463

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-14

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	106,542	114,778	318,015	23,920	371,216
Cost	$2,956,655	$2,626,256	$5,237,801	$199,706	$8,389,806
Fair Value	$3,758,818	$3,538,600	$7,603,738	$125,819	$11,578,233
Due from Sponsor Company	—	22	—	—	—
Receivable for fund shares sold	—	—	156	—	—
Total assets	3,758,818	3,538,622	7,603,894	125,819	11,578,233

Liabilities:
Due to Sponsor Company	—	—	156	—	—
Payable for fund shares purchased	—	22	—	—	—
Total liabilities	—	22	156	—	—

Net assets:
For contract liabilities	$3,758,818	$3,538,600	$7,603,738	$125,819	$11,578,233

Deferred contracts in the accumulation period:
Units owned by participants #	84,345	82,008	107,320	3,579	188,914
Contract liability	$3,758,818	$3,538,600	$7,603,738	$125,819	$11,578,233

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-15

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	15,151	175,051	59,808	881,589	476,297
Cost	$265,134	$3,099,863	$804,132	$6,385,495	$5,530,764
Fair Value	$303,782	$4,099,691	$1,167,454	$5,554,008	$4,953,491
Due from Sponsor Company	—	—	—	—	210
Receivable for fund shares sold	—	—	—	—	—
Total assets	303,782	4,099,691	1,167,454	5,554,008	4,953,701

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	—	210
Total liabilities	—	—	—	—	210

Net assets:
For contract liabilities	$303,782	$4,099,691	$1,167,454	$5,554,008	$4,953,491

Deferred contracts in the accumulation period:
Units owned by participants #	3,765	58,129	16,963	89,178	114,640
Contract liability	$303,782	$4,099,691	$1,167,454	$5,554,008	$4,953,491

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-16

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)	Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	555,801	6,816	27,371	36,354	26,047
Cost	$8,642,804	$108,516	$347,639	$523,081	$26,047
Fair Value	$9,598,685	$159,902	$315,315	$933,921	$26,047
Due from Sponsor Company	53	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—
Total assets	9,598,738	159,902	315,315	933,921	26,047

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	53	—	—	—	—
Total liabilities	53	—	—	—	—

Net assets:
For contract liabilities	$9,598,685	$159,902	$315,315	$933,921	$26,047

Deferred contracts in the accumulation period:
Units owned by participants #	298,571	4,911	11,076	19,007	13,890
Contract liability	$9,598,685	$159,902	$315,315	$933,921	$26,047

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-17

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	300,871	610,532	141,388	766,992	991,884
Cost	$9,385,578	$8,064,324	$2,022,905	$12,922,944	$13,058,732
Fair Value	$15,362,477	$8,486,399	$1,921,465	$10,070,600	$11,495,931
Due from Sponsor Company	1,801	—	1	326	1,366
Receivable for fund shares sold	—	—	—	—	—
Total assets	15,364,278	8,486,399	1,921,466	10,070,926	11,497,297

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	1,801	—	1	326	1,366
Total liabilities	1,801	—	1	326	1,366

Net assets:
For contract liabilities	$15,362,477	$8,486,399	$1,921,465	$10,070,600	$11,495,931

Deferred contracts in the accumulation period:
Units owned by participants #	116,123	266,190	82,785	571,755	625,712
Contract liability	$15,362,477	$8,486,399	$1,921,465	$10,070,600	$11,495,931

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-18

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Morgan Stanley VIF Discovery Portfolio (Class II)	Putnam VT Growth Opportunities Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Putnam VT Diversified Income Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	536,874	1,727,877	2,724,159	369,410	383,462
Cost	$9,379,095	$15,943,225	$65,452,939	$8,188,100	$2,441,616
Fair Value	$8,611,453	$28,527,246	$87,854,117	$9,334,991	$2,024,682
Due from Sponsor Company	—	1,261	—	792	19
Receivable for fund shares sold	—	—	310,837	—	—
Total assets	8,611,453	28,528,507	88,164,954	9,335,783	2,024,701

Liabilities:
Due to Sponsor Company	—	—	310,837	—	—
Payable for fund shares purchased	—	1,261	—	792	19
Total liabilities	—	1,261	310,837	792	19

Net assets:
For contract liabilities	$8,611,453	$28,527,246	$87,854,117	$9,334,991	$2,024,682

Deferred contracts in the accumulation period:
Units owned by participants #	120,728	855,955	4,668,475	270,982	122,922
Contract liability	$8,611,453	$28,527,246	$87,854,117	$9,334,991	$2,024,682

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-19

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	387,084	21,096	1,466,785	858,881	274,567
Cost	$8,117,637	$278,245	$9,358,121	$9,815,764	$3,922,929
Fair Value	$11,929,942	$488,156	$9,138,068	$8,829,296	$4,684,111
Due from Sponsor Company	665	—	403	—	1,278
Receivable for fund shares sold	—	—	—	—	—
Total assets	11,930,607	488,156	9,138,471	8,829,296	4,685,389

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	665	—	403	—	1,278
Total liabilities	665	—	403	—	1,278

Net assets:
For contract liabilities	$11,929,942	$488,156	$9,138,068	$8,829,296	$4,684,111

Deferred contracts in the accumulation period:
Units owned by participants #	192,405	12,126	277,969	406,622	154,479
Contract liability	$11,929,942	$488,156	$9,138,068	$8,829,296	$4,684,111

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-20

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Growth Opportunities Fund (Class IB)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	76,636	603,688	31,783
Cost	$2,678,014	$6,536,122	$2,436,479
Fair Value	$3,771,274	$9,671,074	$3,643,266
Due from Sponsor Company	—	2,802	—
Receivable for fund shares sold	474	—	—
Total assets	3,771,748	9,673,876	3,643,266

Liabilities:
Due to Sponsor Company	474	—	—
Payable for fund shares purchased	—	2,802	—
Total liabilities	474	2,802	—

Net assets:
For contract liabilities	$3,771,274	$9,671,074	$3,643,266

Deferred contracts in the accumulation period:
Units owned by participants #	47,718	290,124	209,722
Contract liability	$3,771,274	$9,671,074	$3,643,266

# Rounded units

The accompanying notes are an integral part of these financial statements.
SA-21

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2021

	AB VPS International Growth Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Small/Mid Cap Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)	American Funds IS Washington Mutual Investors Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$85,437	$88,402	$1,704,152	$1,111,219

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	67,127	(95,183)	201,186	2,831,017	1,230,205
Net realized gain distributions	194,913	—	—	3,713,112	—
Change in unrealized appreciation (depreciation)	(96,350)	530,769	3,712,155	7,353,068	16,206,424

Net gain (loss) on investments	165,690	435,586	3,913,341	13,897,197	17,436,629

Net increase (decrease) in net assets resulting from operations	$165,690	$521,023	$4,001,743	$15,601,349	$18,547,848

The accompanying notes are an integral part of these financial statements.
SA-22

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2021

	American Funds IS The Bond Fund of America (Class 2)	American Funds IS Global Growth Fund (Class 2)	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$749,926	$351,334	$—	$996,688	$3,162,889

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	8,933	3,220,859	1,070,771	14,846,259	6,566,854
Net realized gain distributions	2,167,215	5,073,453	937,503	58,022,781	2,755,736
Change in unrealized appreciation (depreciation)	(3,099,897)	7,080,708	670,058	16,630,654	47,698,006

Net gain (loss) on investments	(923,749)	15,375,020	2,678,332	89,499,694	57,020,596

Net increase (decrease) in net assets resulting from operations	$(173,823)	$15,726,354	$2,678,332	$90,496,382	$60,183,485

The accompanying notes are an integral part of these financial statements.
SA-23

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2021

	American Funds IS International Fund (Class 2)	American Funds IS New World Fund® (Class 2)	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$1,739,964	$353,663	$13,144	$589,663	$42,137

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	933,040	975,667	4,103	411,177	76,379
Net realized gain distributions	—	1,358,189	4,497	3,443,667	180,007
Change in unrealized appreciation (depreciation)	(3,628,448)	(683,880)	54,866	2,320,364	(14,972)

Net gain (loss) on investments	(2,695,408)	1,649,976	63,466	6,175,208	241,414

Net increase (decrease) in net assets resulting from operations	$(955,444)	$2,003,639	$76,610	$6,764,871	$283,551

The accompanying notes are an integral part of these financial statements.
SA-24

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2021

	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$17,614	$53,604	$3,102	$20,047	$132,117

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	22,142	57,669	—	1,796,387	651,117
Net realized gain distributions	82,882	212,394	—	9,422,772	6,022,973
Change in unrealized appreciation (depreciation)	11,315	259,171	—	6,756,196	1,222,984

Net gain (loss) on investments	116,339	529,234	—	17,975,355	7,897,074

Net increase (decrease) in net assets resulting from operations	$133,953	$582,838	$3,102	$17,995,402	$8,029,191

The accompanying notes are an integral part of these financial statements.
SA-25

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2021

	Fidelity® VIP Overseas Portfolio (Initial Class)	Franklin Income VIP Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$2,634	$1,785,884	$708,424	$1,236,775	$333,475

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	7,893	73,395	(61,917)	60,707	143,258
Net realized gain distributions	37,307	—	—	—	883,009
Change in unrealized appreciation (depreciation)	41,637	4,030,311	3,824,288	6,099,115	5,710,952

Net gain (loss) on investments	86,837	4,103,706	3,762,371	6,159,822	6,737,219

Net increase (decrease) in net assets resulting from operations	$89,471	$5,889,590	$4,470,795	$7,396,597	$7,070,694

The accompanying notes are an integral part of these financial statements.
SA-26

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2021

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$329,853	$4,383	$824,477	$1,103,247	$647,966

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(72,944)	10,015	1,328,460	2,724,013	2,264,490
Net realized gain distributions	—	24,220	4,358,378	20,551,215	4,804,000
Change in unrealized appreciation (depreciation)	(38,850)	17,720	7,969,652	7,683,598	17,892,805

Net gain (loss) on investments	(111,794)	51,955	13,656,490	30,958,826	24,961,295

Net increase (decrease) in net assets resulting from operations	$218,059	$56,338	$14,480,967	$32,062,073	$25,609,261

The accompanying notes are an integral part of these financial statements.
SA-27

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2021

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Stock HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$2,301,812	$561,283	$—	$—	$1,281,940

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,952,317	1,015,284	2,163,270	1,205,682	2,816,204
Net realized gain distributions	8,671,739	—	15,917,040	5,431,750	3,830,558
Change in unrealized appreciation (depreciation)	35,027,856	2,531,432	(8,690,443)	(5,857,389)	15,645,465

Net gain (loss) on investments	45,651,912	3,546,716	9,389,867	780,043	22,292,227

Net increase (decrease) in net assets resulting from operations	$47,953,724	$4,107,999	$9,389,867	$780,043	$23,574,167

The accompanying notes are an integral part of these financial statements.
SA-28

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2021

	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series II)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$2,245,325	$295,909	$—	$7,375	$127,449

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	31,085	(46)	192,940	34,947	(3,951)
Net realized gain distributions	2,292,345	—	476,320	—	126,951
Change in unrealized appreciation (depreciation)	(5,471,708)	(372,726)	(198,433)	695,258	100,320

Net gain (loss) on investments	(3,148,278)	(372,772)	470,827	730,205	223,320

Net increase (decrease) in net assets resulting from operations	$(902,953)	$(76,863)	$470,827	$737,580	$350,769

The accompanying notes are an integral part of these financial statements.
SA-29

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2021

	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. International Growth Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$455,331	$8,106	$67,876	$48,846	$11,191

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	444,124	6,731	129,368	(9,352)	143,592
Net realized gain distributions	—	27,764	358,465	—	354,219
Change in unrealized appreciation (depreciation)	6,715,792	252,840	(240,708)	2,188,959	643,207

Net gain (loss) on investments	7,159,916	287,335	247,125	2,179,607	1,141,018

Net increase (decrease) in net assets resulting from operations	$7,615,247	$295,441	$315,001	$2,228,453	$1,152,209

The accompanying notes are an integral part of these financial statements.
SA-30

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2021

	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$253,427	$91,892	$119,371	$23,949	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	52,668	323,205	166,183	84,820	336,301
Net realized gain distributions	134,076	1,286,552	1,224,155	120,417	1,861,173
Change in unrealized appreciation (depreciation)	(170,615)	1,259,531	1,297,664	635,275	(1,966,313)

Net gain (loss) on investments	16,129	2,869,288	2,688,002	840,512	231,161

Net increase (decrease) in net assets resulting from operations	$269,556	$2,961,180	$2,807,373	$864,461	$231,161

The accompanying notes are an integral part of these financial statements.
SA-31

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2021

	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Capital Appreciation Fund (Series II)	Invesco V.I. Global Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$314,200	$528,925	$193,657	$—	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	50,765	402,861	253,051	112,926	347,700
Net realized gain distributions	852	1,408,823	322,489	204,467	784,097
Change in unrealized appreciation (depreciation)	(472,061)	1,515,405	2,446,393	423,325	939,975

Net gain (loss) on investments	(420,444)	3,327,089	3,021,933	740,718	2,071,772

Net increase (decrease) in net assets resulting from operations	$(106,244)	$3,856,014	$3,215,590	$740,718	$2,071,772

The accompanying notes are an integral part of these financial statements.
SA-32

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2021

	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$17,741	$6,063	$—	$1,240	$154,023

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	40,931	78,504	162,168	(2,280)	271,061
Net realized gain distributions	201,688	212,011	569,505	—	412,858
Change in unrealized appreciation (depreciation)	562,184	346,683	236,919	(8,122)	1,830,036

Net gain (loss) on investments	804,803	637,198	968,592	(10,402)	2,513,955

Net increase (decrease) in net assets resulting from operations	$822,544	$643,261	$968,592	$(9,162)	$2,667,978

The accompanying notes are an integral part of these financial statements.
SA-33

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2021

	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$2,678	$39,801	$13,491	$258,381	$87,579

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	944	81,533	20,394	(50,865)	(68,063)
Net realized gain distributions	7,509	104,740	80,777	—	245,507
Change in unrealized appreciation (depreciation)	27,544	261,991	81,032	60,557	(512,869)

Net gain (loss) on investments	35,997	448,264	182,203	9,692	(335,425)

Net increase (decrease) in net assets resulting from operations	$38,675	$488,065	$195,694	$268,073	$(247,846)

The accompanying notes are an integral part of these financial statements.
SA-34

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2021

	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)	Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$133,532	$1,209	$6,845	$7,215	$3

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	90,932	2,924	(2,007)	15,285	—
Net realized gain distributions	346,852	2,570	3,947	72,049	—
Change in unrealized appreciation (depreciation)	275,992	(13,172)	34,941	133,813	—

Net gain (loss) on investments	713,776	(7,678)	36,881	221,147	—

Net increase (decrease) in net assets resulting from operations	$847,308	$(6,469)	$43,726	$228,362	$3

The accompanying notes are an integral part of these financial statements.
SA-35

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2021

	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$49,313	$52,564	$36,763	$—	$129,488

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	620,334	(43,926)	2,771	(276,606)	(80,363)
Net realized gain distributions	1,318,837	—	—	—	—
Change in unrealized appreciation (depreciation)	1,110,563	2,268,499	59,864	(275,515)	508,269

Net gain (loss) on investments	3,049,734	2,224,573	62,635	(552,121)	427,906

Net increase (decrease) in net assets resulting from operations	$3,099,047	$2,277,137	$99,398	$(552,121)	$557,394

The accompanying notes are an integral part of these financial statements.
SA-36

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2021

	Morgan Stanley VIF Discovery Portfolio (Class II)	Putnam VT Growth Opportunities Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Putnam VT Diversified Income Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$—	$1,052,255	$145,595	$13,317

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	720,130	1,341,824	1,782,836	43,226	(9,246)
Net realized gain distributions	4,069,584	2,430,579	5,910,367	999,924	—
Change in unrealized appreciation (depreciation)	(5,870,450)	1,774,699	11,518,730	662,116	(150,817)

Net gain (loss) on investments	(1,080,736)	5,547,102	19,211,933	1,705,266	(160,063)

Net increase (decrease) in net assets resulting from operations	$(1,080,736)	$5,547,102	$20,264,188	$1,850,861	$(146,746)

The accompanying notes are an integral part of these financial statements.
SA-37

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2021

	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$134,839	$3,786	$404,890	$127,463	$53,805

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	291,565	17,292	(32,885)	(48,980)	66,857
Net realized gain distributions	419,797	12,982	—	427,375	165,921
Change in unrealized appreciation (depreciation)	1,783,115	23,609	51,223	(939,471)	101,495

Net gain (loss) on investments	2,494,477	53,883	18,338	(561,076)	334,273

Net increase (decrease) in net assets resulting from operations	$2,629,316	$57,669	$423,228	$(433,613)	$388,078

The accompanying notes are an integral part of these financial statements.
SA-38

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2021

	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Growth Opportunities Fund (Class IB)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$5,389	$—	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	151,397	252,892	116,372
Net realized gain distributions	359,295	838,167	386,375
Change in unrealized appreciation (depreciation)	264,578	740,156	120,735

Net gain (loss) on investments	775,270	1,831,215	623,482

Net increase (decrease) in net assets resulting from operations	$780,659	$1,831,215	$623,482

The accompanying notes are an integral part of these financial statements.
SA-39

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2021

	AB VPS International Growth Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Small/Mid Cap Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)	American Funds IS Washington Mutual Investors Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$85,437	$88,402	$1,704,152	$1,111,219
Net realized gain (loss) on security transactions	67,127	(95,183)	201,186	2,831,017	1,230,205
Net realized gain distributions	194,913	—	—	3,713,112	—
Change in unrealized appreciation (depreciation)	(96,350)	530,769	3,712,155	7,353,068	16,206,424

Net increase (decrease) in net assets resulting from operations	165,690	521,023	4,001,743	15,601,349	18,547,848

Unit transactions:
Purchases	—	—	373,125	2,956,358	1,803,011
Net transfers	(186,082)	(22,957)	971,822	(107,038)	(222,125)
Surrenders for benefit payments and fees	(78,606)	(176,651)	(518,141)	(3,889,689)	(2,387,399)
Other transactions	—	(25)	—	(46)	33
Death benefits	(344)	(28,337)	(96,200)	(2,071,154)	(763,655)
Net loan activity	(1,839)	(11,331)	(38,799)	5,454	(163,574)
Cost of insurance and other fees	(49,545)	(133,555)	(394,903)	(4,142,176)	(2,297,490)

Net increase (decrease) in net assets resulting from unit transactions	(316,416)	(372,856)	296,904	(7,248,291)	(4,031,199)

Net increase (decrease) in net assets	(150,726)	148,167	4,298,647	8,353,058	14,516,649

Net assets:
Beginning of period	2,162,469	4,853,341	11,345,852	105,765,200	68,434,870
End of period	$2,011,743	$5,001,508	$15,644,499	$114,118,258	$82,951,519

The accompanying notes are an integral part of these financial statements.
SA-40

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2021

	American Funds IS The Bond Fund of America (Class 2)	American Funds IS Global Growth Fund (Class 2)	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$749,926	$351,334	$—	$996,688	$3,162,889
Net realized gain (loss) on security transactions	8,933	3,220,859	1,070,771	14,846,259	6,566,854
Net realized gain distributions	2,167,215	5,073,453	937,503	58,022,781	2,755,736
Change in unrealized appreciation (depreciation)	(3,099,897)	7,080,708	670,058	16,630,654	47,698,006

Net increase (decrease) in net assets resulting from operations	(173,823)	15,726,354	2,678,332	90,496,382	60,183,485

Unit transactions:
Purchases	2,001,190	1,901,038	1,009,843	7,351,123	5,960,420
Net transfers	(974,506)	(1,033,251)	140,982	(3,399,084)	(2,040,522)
Surrenders for benefit payments and fees	(1,528,322)	(3,102,304)	(1,486,968)	(16,480,183)	(9,939,295)
Other transactions	(4)	558	(111)	(924)	(1,485)
Death benefits	(1,106,097)	(1,152,040)	(293,907)	(4,954,038)	(4,256,328)
Net loan activity	(68,857)	(13,480)	(233,912)	(1,442,608)	(470,811)
Cost of insurance and other fees	(1,905,837)	(2,725,929)	(1,179,010)	(11,737,380)	(7,663,547)

Net increase (decrease) in net assets resulting from unit transactions	(3,582,433)	(6,125,408)	(2,043,083)	(30,663,094)	(18,411,568)

Net increase (decrease) in net assets	(3,756,256)	9,600,946	635,249	59,833,288	41,771,917

Net assets:
Beginning of period	54,065,764	97,693,867	39,251,520	425,457,587	257,553,883
End of period	$50,309,508	$107,294,813	$39,886,769	$485,290,875	$299,325,800

The accompanying notes are an integral part of these financial statements.
SA-41

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2021

	American Funds IS International Fund (Class 2)	American Funds IS New World Fund® (Class 2)	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,739,964	$353,663	$13,144	$589,663	$42,137
Net realized gain (loss) on security transactions	933,040	975,667	4,103	411,177	76,379
Net realized gain distributions	—	1,358,189	4,497	3,443,667	180,007
Change in unrealized appreciation (depreciation)	(3,628,448)	(683,880)	54,866	2,320,364	(14,972)

Net increase (decrease) in net assets resulting from operations	(955,444)	2,003,639	76,610	6,764,871	283,551

Unit transactions:
Purchases	2,245,930	1,186,299	—	769,556	54,654
Net transfers	(295,799)	528,911	—	(799,237)	498,226
Surrenders for benefit payments and fees	(2,034,388)	(1,783,288)	(6,384)	(953,196)	(600,262)
Other transactions	(4)	26	—	(177)	—
Death benefits	(822,313)	(520,673)	(382)	(189,936)	(5,893)
Net loan activity	3,761	74,933	(157)	76,899	(24,903)
Cost of insurance and other fees	(2,204,802)	(1,250,007)	(35,895)	(1,160,077)	(86,497)

Net increase (decrease) in net assets resulting from unit transactions	(3,107,615)	(1,763,799)	(42,818)	(2,256,168)	(164,675)

Net increase (decrease) in net assets	(4,063,059)	239,840	33,792	4,508,703	118,876

Net assets:
Beginning of period	72,386,956	40,348,539	791,747	27,999,384	5,129,728
End of period	$68,323,897	$40,588,379	$825,539	$32,508,087	$5,248,604

The accompanying notes are an integral part of these financial statements.
SA-42

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2021

	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$17,614	$53,604	$3,102	$20,047	$132,117
Net realized gain (loss) on security transactions	22,142	57,669	—	1,796,387	651,117
Net realized gain distributions	82,882	212,394	—	9,422,772	6,022,973
Change in unrealized appreciation (depreciation)	11,315	259,171	—	6,756,196	1,222,984

Net increase (decrease) in net assets resulting from operations	133,953	582,838	3,102	17,995,402	8,029,191

Unit transactions:
Purchases	59,991	105,428	4,572,272	1,668,538	1,042,064
Net transfers	731,867	1,694,905	6,044,213	(319,979)	108,873
Surrenders for benefit payments and fees	(116,407)	(30,603)	(10,705,107)	(2,294,857)	(1,318,161)
Other transactions	—	—	(1,520)	26	(83)
Death benefits	—	(128,973)	(310,237)	(724,331)	(418,744)
Net loan activity	(5,149)	55,426	468,307	(340,916)	(100,942)
Cost of insurance and other fees	(71,881)	(132,407)	(2,280,328)	(2,109,061)	(1,088,579)

Net increase (decrease) in net assets resulting from unit transactions	598,421	1,563,776	(2,212,400)	(4,120,580)	(1,775,572)

Net increase (decrease) in net assets	732,374	2,146,614	(2,209,298)	13,874,822	6,253,619

Net assets:
Beginning of period	1,378,390	4,281,693	32,926,297	67,255,497	32,472,705
End of period	$2,110,764	$6,428,307	$30,716,999	$81,130,319	$38,726,324

The accompanying notes are an integral part of these financial statements.
SA-43

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2021

	Fidelity® VIP Overseas Portfolio (Initial Class)	Franklin Income VIP Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,634	$1,785,884	$708,424	$1,236,775	$333,475
Net realized gain (loss) on security transactions	7,893	73,395	(61,917)	60,707	143,258
Net realized gain distributions	37,307	—	—	—	883,009
Change in unrealized appreciation (depreciation)	41,637	4,030,311	3,824,288	6,099,115	5,710,952

Net increase (decrease) in net assets resulting from operations	89,471	5,889,590	4,470,795	7,396,597	7,070,694

Unit transactions:
Purchases	—	1,225,588	872,564	38	864,357
Net transfers	—	191,923	(217,755)	(862,877)	153,257
Surrenders for benefit payments and fees	(5,494)	(1,378,553)	(779,865)	(1,404,026)	(831,511)
Other transactions	—	83	(108)	—	25
Death benefits	(45)	(489,996)	(209,903)	(571,814)	(240,547)
Net loan activity	(78)	(15,046)	15,383	(119,583)	(33,549)
Cost of insurance and other fees	(19,931)	(1,350,187)	(905,458)	(1,279,902)	(979,989)

Net increase (decrease) in net assets resulting from unit transactions	(25,548)	(1,816,188)	(1,225,142)	(4,238,164)	(1,067,957)

Net increase (decrease) in net assets	63,923	4,073,402	3,245,653	3,158,433	6,002,737

Net assets:
Beginning of period	464,265	35,941,632	23,712,924	39,731,962	28,233,574
End of period	$528,188	$40,015,034	$26,958,577	$42,890,395	$34,236,311

The accompanying notes are an integral part of these financial statements.
SA-44

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2021

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$329,853	$4,383	$824,477	$1,103,247	$647,966
Net realized gain (loss) on security transactions	(72,944)	10,015	1,328,460	2,724,013	2,264,490
Net realized gain distributions	—	24,220	4,358,378	20,551,215	4,804,000
Change in unrealized appreciation (depreciation)	(38,850)	17,720	7,969,652	7,683,598	17,892,805

Net increase (decrease) in net assets resulting from operations	218,059	56,338	14,480,967	32,062,073	25,609,261

Unit transactions:
Purchases	264,443	—	2,789,143	5,343,787	2,160,170
Net transfers	47,358	(1,769)	(358,766)	(1,936,875)	(2,535,437)
Surrenders for benefit payments and fees	(370,163)	(1,652)	(1,774,713)	(8,733,896)	(5,042,422)
Other transactions	(25)	—	35	(437)	(66)
Death benefits	(226,189)	(18,056)	(1,520,539)	(3,895,428)	(1,267,175)
Net loan activity	9,879	(119)	(59,458)	(331,622)	(16,936)
Cost of insurance and other fees	(307,137)	(15,112)	(3,929,458)	(7,836,747)	(3,112,636)

Net increase (decrease) in net assets resulting from unit transactions	(581,834)	(36,708)	(4,853,756)	(17,391,218)	(9,814,502)

Net increase (decrease) in net assets	(363,775)	19,630	9,627,211	14,670,855	15,794,759

Net assets:
Beginning of period	9,893,729	409,086	75,536,538	224,290,493	105,005,133
End of period	$9,529,954	$428,716	$85,163,749	$238,961,348	$120,799,892

The accompanying notes are an integral part of these financial statements.
SA-45

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2021

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Stock HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,301,812	$561,283	$—	$—	$1,281,940
Net realized gain (loss) on security transactions	1,952,317	1,015,284	2,163,270	1,205,682	2,816,204
Net realized gain distributions	8,671,739	—	15,917,040	5,431,750	3,830,558
Change in unrealized appreciation (depreciation)	35,027,856	2,531,432	(8,690,443)	(5,857,389)	15,645,465

Net increase (decrease) in net assets resulting from operations	47,953,724	4,107,999	9,389,867	780,043	23,574,167

Unit transactions:
Purchases	4,123,431	1,855,590	1,844,247	811,203	2,810,525
Net transfers	(396,713)	63,976	(906,243)	(277,426)	(1,068,561)
Surrenders for benefit payments and fees	(5,142,287)	(1,714,617)	(3,525,232)	(1,706,377)	(3,732,359)
Other transactions	139	(155)	(523)	184	165
Death benefits	(3,645,697)	(520,859)	(1,108,022)	(331,196)	(1,407,915)
Net loan activity	(264,988)	(42,646)	(427,292)	(419,675)	(239,135)
Cost of insurance and other fees	(5,617,182)	(1,885,754)	(3,115,969)	(1,376,637)	(4,020,041)

Net increase (decrease) in net assets resulting from unit transactions	(10,943,297)	(2,244,465)	(7,239,034)	(3,299,924)	(7,657,321)

Net increase (decrease) in net assets	37,010,427	1,863,534	2,150,833	(2,519,881)	15,916,846

Net assets:
Beginning of period	154,692,622	53,276,081	96,810,639	46,193,912	98,109,773
End of period	$191,703,049	$55,139,615	$98,961,472	$43,674,031	$114,026,619

The accompanying notes are an integral part of these financial statements.
SA-46

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2021

	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series II)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,245,325	$295,909	$—	$7,375	$127,449
Net realized gain (loss) on security transactions	31,085	(46)	192,940	34,947	(3,951)
Net realized gain distributions	2,292,345	—	476,320	—	126,951
Change in unrealized appreciation (depreciation)	(5,471,708)	(372,726)	(198,433)	695,258	100,320

Net increase (decrease) in net assets resulting from operations	(902,953)	(76,863)	470,827	737,580	350,769

Unit transactions:
Purchases	3,481,585	4,429,820	138,708	90,207	110,757
Net transfers	4,607,627	(396,387)	(267,351)	58,805	159,069
Surrenders for benefit payments and fees	(2,400,359)	(1,610,500)	(76,775)	(166,198)	(124,644)
Other transactions	867	(15)	—	—	—
Death benefits	(1,471,970)	(625,327)	(32,317)	(3,124)	(14,967)
Net loan activity	(48,177)	591,976	(4,333)	(3,135)	2,170
Cost of insurance and other fees	(3,699,060)	(4,165,635)	(131,666)	(105,928)	(103,534)

Net increase (decrease) in net assets resulting from unit transactions	470,513	(1,776,068)	(373,734)	(129,373)	28,851

Net increase (decrease) in net assets	(432,440)	(1,852,931)	97,093	608,207	379,620

Net assets:
Beginning of period	94,587,750	43,215,086	3,981,032	2,759,935	3,612,306
End of period	$94,155,310	$41,362,155	$4,078,125	$3,368,142	$3,991,926

The accompanying notes are an integral part of these financial statements.
SA-47

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2021

	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. International Growth Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$455,331	$8,106	$67,876	$48,846	$11,191
Net realized gain (loss) on security transactions	444,124	6,731	129,368	(9,352)	143,592
Net realized gain distributions	—	27,764	358,465	—	354,219
Change in unrealized appreciation (depreciation)	6,715,792	252,840	(240,708)	2,188,959	643,207

Net increase (decrease) in net assets resulting from operations	7,615,247	295,441	315,001	2,228,453	1,152,209

Unit transactions:
Purchases	785,023	—	132,414	—	143,626
Net transfers	86,522	(7,640)	(224,171)	(23,155)	365,602
Surrenders for benefit payments and fees	(769,987)	(15,166)	(125,371)	(295,933)	(191,207)
Other transactions	(55)	—	—	—	—
Death benefits	(338,507)	(854)	(22,474)	(28,588)	(6,315)
Net loan activity	(140,449)	(19,319)	(12,634)	(74,227)	(75,025)
Cost of insurance and other fees	(899,016)	(34,457)	(134,875)	(279,657)	(177,351)

Net increase (decrease) in net assets resulting from unit transactions	(1,276,469)	(77,436)	(387,111)	(701,560)	59,330

Net increase (decrease) in net assets	6,338,778	218,005	(72,110)	1,526,893	1,211,539

Net assets:
Beginning of period	23,441,020	1,106,088	5,361,829	9,842,433	5,588,440
End of period	$29,779,798	$1,324,093	$5,289,719	$11,369,326	$6,799,979

The accompanying notes are an integral part of these financial statements.
SA-48

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2021

	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$253,427	$91,892	$119,371	$23,949	$—
Net realized gain (loss) on security transactions	52,668	323,205	166,183	84,820	336,301
Net realized gain distributions	134,076	1,286,552	1,224,155	120,417	1,861,173
Change in unrealized appreciation (depreciation)	(170,615)	1,259,531	1,297,664	635,275	(1,966,313)

Net increase (decrease) in net assets resulting from operations	269,556	2,961,180	2,807,373	864,461	231,161

Unit transactions:
Purchases	209,605	311,978	344,636	87,518	198,065
Net transfers	379,846	(223,626)	(57,709)	220,643	(425,754)
Surrenders for benefit payments and fees	(671,694)	(513,831)	(268,279)	(80,903)	(94,495)
Other transactions	(25)	(25)	—	—	—
Death benefits	(23,182)	(195,430)	(34,458)	(31,288)	(45,333)
Net loan activity	54,125	(155,375)	(14,025)	(43)	(76,115)
Cost of insurance and other fees	(217,995)	(337,662)	(338,063)	(135,367)	(331,995)

Net increase (decrease) in net assets resulting from unit transactions	(269,320)	(1,113,971)	(367,898)	60,560	(775,627)

Net increase (decrease) in net assets	236	1,847,209	2,439,475	925,021	(544,466)

Net assets:
Beginning of period	8,263,870	12,085,630	9,821,328	3,266,243	11,606,944
End of period	$8,264,106	$13,932,839	$12,260,803	$4,191,264	$11,062,478

The accompanying notes are an integral part of these financial statements.
SA-49

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2021

	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Capital Appreciation Fund (Series II)	Invesco V.I. Global Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$314,200	$528,925	$193,657	$—	$—
Net realized gain (loss) on security transactions	50,765	402,861	253,051	112,926	347,700
Net realized gain distributions	852	1,408,823	322,489	204,467	784,097
Change in unrealized appreciation (depreciation)	(472,061)	1,515,405	2,446,393	423,325	939,975

Net increase (decrease) in net assets resulting from operations	(106,244)	3,856,014	3,215,590	740,718	2,071,772

Unit transactions:
Purchases	318,834	918,652	315,080	—	390,047
Net transfers	666,811	41,600	434,614	(41,069)	118,714
Surrenders for benefit payments and fees	(261,952)	(895,782)	(364,217)	(115,604)	(550,787)
Other transactions	(26)	79	—	—	(25)
Death benefits	(289,540)	(583,230)	(112,217)	(35,948)	(218,837)
Net loan activity	(36,480)	30,367	(30,973)	(22,736)	(62,723)
Cost of insurance and other fees	(468,661)	(1,051,975)	(394,706)	(97,449)	(458,970)

Net increase (decrease) in net assets resulting from unit transactions	(71,014)	(1,540,289)	(152,419)	(312,806)	(782,581)

Net increase (decrease) in net assets	(177,258)	2,315,725	3,063,171	427,912	1,289,191

Net assets:
Beginning of period	12,086,612	27,877,746	12,720,096	3,435,643	14,081,272
End of period	$11,909,354	$30,193,471	$15,783,267	$3,863,555	$15,370,463

The accompanying notes are an integral part of these financial statements.
SA-50

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2021

	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$17,741	$6,063	$—	$1,240	$154,023
Net realized gain (loss) on security transactions	40,931	78,504	162,168	(2,280)	271,061
Net realized gain distributions	201,688	212,011	569,505	—	412,858
Change in unrealized appreciation (depreciation)	562,184	346,683	236,919	(8,122)	1,830,036

Net increase (decrease) in net assets resulting from operations	822,544	643,261	968,592	(9,162)	2,667,978

Unit transactions:
Purchases	95,537	70,304	—	—	—
Net transfers	(34,061)	45,528	(35,008)	(6)	(153,508)
Surrenders for benefit payments and fees	(71,618)	(25,326)	(246,767)	(357)	(443,598)
Other transactions	—	—	—	—	—
Death benefits	(14,166)	(33,541)	(58,550)	(268)	(153,816)
Net loan activity	(53,710)	5,306	(18,519)	(1)	(39,030)
Cost of insurance and other fees	(93,086)	(80,422)	(187,319)	(3,877)	(446,662)

Net increase (decrease) in net assets resulting from unit transactions	(171,104)	(18,151)	(546,163)	(4,509)	(1,236,614)

Net increase (decrease) in net assets	651,440	625,110	422,429	(13,671)	1,431,364

Net assets:
Beginning of period	3,107,378	2,913,490	7,181,309	139,490	10,146,869
End of period	$3,758,818	$3,538,600	$7,603,738	$125,819	$11,578,233

The accompanying notes are an integral part of these financial statements.
SA-51

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2021

	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,678	$39,801	$13,491	$258,381	$87,579
Net realized gain (loss) on security transactions	944	81,533	20,394	(50,865)	(68,063)
Net realized gain distributions	7,509	104,740	80,777	—	245,507
Change in unrealized appreciation (depreciation)	27,544	261,991	81,032	60,557	(512,869)

Net increase (decrease) in net assets resulting from operations	38,675	488,065	195,694	268,073	(247,846)

Unit transactions:
Purchases	—	116,245	—	165,416	217,077
Net transfers	(2)	(2,665)	(3,925)	284,331	(365,438)
Surrenders for benefit payments and fees	(1,283)	(96,602)	(45,265)	(146,353)	(74,093)
Other transactions	—	—	—	—	—
Death benefits	(208)	(77,793)	(339)	(60,443)	(48,996)
Net loan activity	(26)	620	(838)	62,150	75,688
Cost of insurance and other fees	(9,351)	(211,657)	(29,713)	(236,716)	(294,019)

Net increase (decrease) in net assets resulting from unit transactions	(10,870)	(271,852)	(80,080)	68,385	(489,781)

Net increase (decrease) in net assets	27,805	216,213	115,614	336,458	(737,627)

Net assets:
Beginning of period	275,977	3,883,478	1,051,840	5,217,550	5,691,118
End of period	$303,782	$4,099,691	$1,167,454	$5,554,008	$4,953,491

The accompanying notes are an integral part of these financial statements.
SA-52

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2021

	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)	Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$133,532	$1,209	$6,845	$7,215	$3
Net realized gain (loss) on security transactions	90,932	2,924	(2,007)	15,285	—
Net realized gain distributions	346,852	2,570	3,947	72,049	—
Change in unrealized appreciation (depreciation)	275,992	(13,172)	34,941	133,813	—

Net increase (decrease) in net assets resulting from operations	847,308	(6,469)	43,726	228,362	3

Unit transactions:
Purchases	321,994	—	—	—	—
Net transfers	(126,690)	—	—	(980)	—
Surrenders for benefit payments and fees	(444,986)	(2,204)	(1,969)	(3,600)	(204)
Other transactions	—	—	—	—	—
Death benefits	(51,056)	—	—	(11,755)	—
Net loan activity	86,190	(12)	(3,759)	(343)	—
Cost of insurance and other fees	(561,960)	(5,884)	(11,142)	(22,334)	(759)

Net increase (decrease) in net assets resulting from unit transactions	(776,508)	(8,100)	(16,870)	(39,012)	(963)

Net increase (decrease) in net assets	70,800	(14,569)	26,856	189,350	(960)

Net assets:
Beginning of period	9,527,885	174,471	288,459	744,571	27,007
End of period	$9,598,685	$159,902	$315,315	$933,921	$26,047

The accompanying notes are an integral part of these financial statements.
SA-53

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2021

	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$49,313	$52,564	$36,763	$—	$129,488
Net realized gain (loss) on security transactions	620,334	(43,926)	2,771	(276,606)	(80,363)
Net realized gain distributions	1,318,837	—	—	—	—
Change in unrealized appreciation (depreciation)	1,110,563	2,268,499	59,864	(275,515)	508,269

Net increase (decrease) in net assets resulting from operations	3,099,047	2,277,137	99,398	(552,121)	557,394

Unit transactions:
Purchases	246,821	279,470	67,003	404,493	510,221
Net transfers	(206,463)	817,017	(154,772)	(133,988)	(23,954)
Surrenders for benefit payments and fees	(775,464)	(210,758)	(80,514)	(400,185)	(355,928)
Other transactions	—	26	—	—	(26)
Death benefits	(83,143)	(28,954)	(3,758)	(182,989)	(114,458)
Net loan activity	14,994	(54,078)	(17,021)	(26,666)	(16,605)
Cost of insurance and other fees	(533,776)	(269,686)	(67,772)	(464,330)	(436,315)

Net increase (decrease) in net assets resulting from unit transactions	(1,337,031)	533,037	(256,834)	(803,665)	(437,065)

Net increase (decrease) in net assets	1,762,016	2,810,174	(157,436)	(1,355,786)	120,329

Net assets:
Beginning of period	13,600,461	5,676,225	2,078,901	11,426,386	11,375,602
End of period	$15,362,477	$8,486,399	$1,921,465	$10,070,600	$11,495,931

The accompanying notes are an integral part of these financial statements.
SA-54

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2021

	Morgan Stanley VIF Discovery Portfolio (Class II)	Putnam VT Growth Opportunities Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Putnam VT Diversified Income Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$—	$1,052,255	$145,595	$13,317
Net realized gain (loss) on security transactions	720,130	1,341,824	1,782,836	43,226	(9,246)
Net realized gain distributions	4,069,584	2,430,579	5,910,367	999,924	—
Change in unrealized appreciation (depreciation)	(5,870,450)	1,774,699	11,518,730	662,116	(150,817)

Net increase (decrease) in net assets resulting from operations	(1,080,736)	5,547,102	20,264,188	1,850,861	(146,746)

Unit transactions:
Purchases	208,790	539,453	1,750,559	293,611	78,562
Net transfers	(1,102,482)	(214,115)	393,691	99,728	136,203
Surrenders for benefit payments and fees	(280,075)	(1,604,270)	(3,804,083)	(218,293)	(8,905)
Other transactions	—	—	30	(26)	—
Death benefits	(28,537)	(285,576)	(1,095,983)	(23,610)	(93,613)
Net loan activity	(132,803)	26,265	(457,672)	11,253	(4,370)
Cost of insurance and other fees	(322,728)	(1,165,241)	(2,707,784)	(242,397)	(54,728)

Net increase (decrease) in net assets resulting from unit transactions	(1,657,835)	(2,703,484)	(5,921,242)	(79,734)	53,149

Net increase (decrease) in net assets	(2,738,571)	2,843,618	14,342,946	1,771,127	(93,597)

Net assets:
Beginning of period	11,350,024	25,683,628	73,511,171	7,563,864	2,118,279
End of period	$8,611,453	$28,527,246	$87,854,117	$9,334,991	$2,024,682

The accompanying notes are an integral part of these financial statements.
SA-55

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2021

	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$134,839	$3,786	$404,890	$127,463	$53,805
Net realized gain (loss) on security transactions	291,565	17,292	(32,885)	(48,980)	66,857
Net realized gain distributions	419,797	12,982	—	427,375	165,921
Change in unrealized appreciation (depreciation)	1,783,115	23,609	51,223	(939,471)	101,495

Net increase (decrease) in net assets resulting from operations	2,629,316	57,669	423,228	(433,613)	388,078

Unit transactions:
Purchases	295,303	18,040	323,543	393,700	227,547
Net transfers	95,336	359	624,463	(125,308)	84,135
Surrenders for benefit payments and fees	(336,391)	(32,735)	(274,519)	(238,143)	(151,063)
Other transactions	—	—	25	28	—
Death benefits	(184,050)	(69)	(205,542)	(59,884)	(170,657)
Net loan activity	(44,408)	(782)	23,192	(24,373)	(23,488)
Cost of insurance and other fees	(399,717)	(15,059)	(304,676)	(327,893)	(158,094)

Net increase (decrease) in net assets resulting from unit transactions	(573,927)	(30,246)	186,486	(381,873)	(191,620)

Net increase (decrease) in net assets	2,055,389	27,423	609,714	(815,486)	196,458

Net assets:
Beginning of period	9,874,553	460,733	8,528,354	9,644,782	4,487,653
End of period	$11,929,942	$488,156	$9,138,068	$8,829,296	$4,684,111

The accompanying notes are an integral part of these financial statements.
SA-56

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2021

	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Growth Opportunities Fund (Class IB)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$5,389	$—	$—
Net realized gain (loss) on security transactions	151,397	252,892	116,372
Net realized gain distributions	359,295	838,167	386,375
Change in unrealized appreciation (depreciation)	264,578	740,156	120,735

Net increase (decrease) in net assets resulting from operations	780,659	1,831,215	623,482

Unit transactions:
Purchases	84,161	155,821	—
Net transfers	(98,863)	(233,022)	(97,340)
Surrenders for benefit payments and fees	(211,362)	(215,939)	(75,509)
Other transactions	—	—	25
Death benefits	(26,192)	(61,310)	(15,223)
Net loan activity	(66,516)	(9,929)	(52,634)
Cost of insurance and other fees	(101,724)	(169,960)	(82,164)

Net increase (decrease) in net assets resulting from unit transactions	(420,496)	(534,339)	(322,845)

Net increase (decrease) in net assets	360,163	1,296,876	300,637

Net assets:
Beginning of period	3,411,111	8,374,198	3,342,629
End of period	$3,771,274	$9,671,074	$3,643,266

The accompanying notes are an integral part of these financial statements.
SA-57

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	AB VPS International Growth Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Small/Mid Cap Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)	American Funds IS Washington Mutual Investors Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$20,456	$66,248	$78,264	$1,626,239	$1,075,231
Net realized gain (loss) on security transactions	29,497	(420,758)	(304,075)	2,113,195	308,480
Net realized gain distributions	159,711	—	482,117	454,120	747,288
Change in unrealized appreciation (depreciation)	298,417	337,615	(23,397)	7,626,732	3,181,771

Net increase (decrease) in net assets resulting from operations	508,081	(16,895)	232,909	11,820,286	5,312,770

Unit transactions:
Purchases	—	—	384,778	3,382,986	1,929,672
Net transfers	(41,105)	(179,923)	(413,562)	(1,421,770)	(627,808)
Surrenders for benefit payments and fees	(250,133)	(278,429)	(617,006)	(3,222,868)	(2,087,293)
Other transactions	—	—	—	(82)	132
Death benefits	(946)	(11,572)	(118,528)	(1,495,644)	(651,044)
Net loan activity	(3,149)	(35,203)	52,495	(111,439)	(166,623)
Cost of insurance and other fees	(55,277)	(148,907)	(311,658)	(4,384,851)	(2,324,862)

Net increase (decrease) in net assets resulting from unit transactions	(350,610)	(654,034)	(1,023,481)	(7,253,668)	(3,927,826)

Net increase (decrease) in net assets	157,471	(670,929)	(790,572)	4,566,618	1,384,944

Net assets:
Beginning of period	2,004,998	5,524,270	12,136,424	101,198,582	67,049,926
End of period	$2,162,469	$4,853,341	$11,345,852	$105,765,200	$68,434,870

The accompanying notes are an integral part of these financial statements.
SA-58

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	American Funds IS The Bond Fund of America (Class 2)	American Funds IS Global Growth Fund (Class 2)	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,075,229	$291,591	$51,481	$1,070,060	$3,167,196
Net realized gain (loss) on security transactions	123,569	2,732,195	575,272	10,875,927	3,222,467
Net realized gain distributions	456,536	2,310,754	1,922,166	7,977,990	6,124,785
Change in unrealized appreciation (depreciation)	2,762,691	17,784,605	6,442,905	129,925,774	17,959,206

Net increase (decrease) in net assets resulting from operations	4,418,025	23,119,145	8,991,824	149,849,751	30,473,654

Unit transactions:
Purchases	2,182,843	2,047,783	1,082,245	7,621,745	6,292,234
Net transfers	7,417,466	(2,752,705)	(914,673)	(10,595,247)	(3,209,380)
Surrenders for benefit payments and fees	(2,085,019)	(2,637,259)	(776,276)	(12,567,737)	(8,620,012)
Other transactions	324	941	514	1,658	2,160
Death benefits	(642,491)	(776,944)	(451,586)	(4,313,779)	(3,338,623)
Net loan activity	3,218	(58,565)	27,388	(837,730)	(279,147)
Cost of insurance and other fees	(2,326,731)	(2,745,151)	(1,127,443)	(11,145,794)	(8,115,588)

Net increase (decrease) in net assets resulting from unit transactions	4,549,610	(6,921,900)	(2,159,831)	(31,836,884)	(17,268,356)

Net increase (decrease) in net assets	8,967,635	16,197,245	6,831,993	118,012,867	13,205,298

Net assets:
Beginning of period	45,098,129	81,496,622	32,419,527	307,444,720	244,348,585
End of period	$54,065,764	$97,693,867	$39,251,520	$425,457,587	$257,553,883

The accompanying notes are an integral part of these financial statements.
SA-59

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	American Funds IS International Fund (Class 2)	American Funds IS New World Fund® (Class 2)	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$404,651	$24,386	$10,887	$457,374	$51,072
Net realized gain (loss) on security transactions	270,500	601,638	(2,431)	(87,000)	18,292
Net realized gain distributions	—	359,828	9,534	1,193,263	210,938
Change in unrealized appreciation (depreciation)	7,989,064	6,677,082	85,372	4,929	292,977

Net increase (decrease) in net assets resulting from operations	8,664,215	7,662,934	103,362	1,568,566	573,279

Unit transactions:
Purchases	2,396,955	1,302,331	—	776,191	73,271
Net transfers	(1,075,438)	(1,093,244)	216	(445,373)	(296,072)
Surrenders for benefit payments and fees	(2,290,016)	(981,992)	(6,594)	(910,032)	—
Other transactions	(52)	—	—	70	—
Death benefits	(457,317)	(379,343)	(3,180)	(630,100)	—
Net loan activity	(125,902)	(33,891)	(79)	41,524	(5,035)
Cost of insurance and other fees	(2,292,978)	(1,219,000)	(39,162)	(1,174,150)	(85,494)

Net increase (decrease) in net assets resulting from unit transactions	(3,844,748)	(2,405,139)	(48,799)	(2,341,870)	(313,330)

Net increase (decrease) in net assets	4,819,467	5,257,795	54,563	(773,304)	259,949

Net assets:
Beginning of period	67,567,489	35,090,744	737,184	28,772,688	4,869,779
End of period	$72,386,956	$40,348,539	$791,747	$27,999,384	$5,129,728

The accompanying notes are an integral part of these financial statements.
SA-60

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$13,090	$37,661	$68,326	$45,926	$107,701
Net realized gain (loss) on security transactions	(26,317)	120,776	—	1,382,302	2,009
Net realized gain distributions	101,131	165,244	—	312,205	—
Change in unrealized appreciation (depreciation)	40,980	307,477	—	14,272,079	4,918,062

Net increase (decrease) in net assets resulting from operations	128,884	631,158	68,326	16,012,512	5,027,772

Unit transactions:
Purchases	58,500	94,378	4,565,085	1,740,299	1,012,294
Net transfers	57,452	502,761	29,677,156	(243,470)	(927,181)
Surrenders for benefit payments and fees	(616,789)	(593,975)	(19,168,624)	(2,479,568)	(1,217,702)
Other transactions	—	—	(897)	(23)	29
Death benefits	—	—	(152,981)	(727,925)	(242,713)
Net loan activity	13,002	(42,757)	(1,738,101)	(557,253)	(81,954)
Cost of insurance and other fees	(57,051)	(145,803)	(2,366,385)	(2,103,636)	(1,005,016)

Net increase (decrease) in net assets resulting from unit transactions	(544,886)	(185,396)	10,815,253	(4,371,576)	(2,462,243)

Net increase (decrease) in net assets	(416,002)	445,762	10,883,579	11,640,936	2,565,529

Net assets:
Beginning of period	1,794,392	3,835,931	22,042,718	55,614,561	29,907,176
End of period	$1,378,390	$4,281,693	$32,926,297	$67,255,497	$32,472,705

The accompanying notes are an integral part of these financial statements.
SA-61

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Fidelity® VIP Overseas Portfolio (Initial Class)	Franklin Income VIP Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,819	$2,013,404	$507,890	$1,041,839	$360,420
Net realized gain (loss) on security transactions	17,509	(288,392)	(815,457)	(971,681)	(645,388)
Net realized gain distributions	2,169	28,519	406,799	1,448,439	1,532,961
Change in unrealized appreciation (depreciation)	43,242	(1,622,566)	(1,608,444)	(4,527,069)	52,981

Net increase (decrease) in net assets resulting from operations	64,739	130,965	(1,509,212)	(3,008,472)	1,300,974

Unit transactions:
Purchases	—	1,362,949	1,040,267	(2,457)	880,229
Net transfers	(5,203)	(366,777)	(478,960)	(984,160)	(189,486)
Surrenders for benefit payments and fees	(3,441)	(1,016,992)	(1,520,977)	(1,824,500)	(1,129,000)
Other transactions	—	110	(27)	83	(26)
Death benefits	(76,451)	(541,348)	(306,424)	(450,188)	(170,140)
Net loan activity	(111)	41,976	6,288	(304,039)	(66,834)
Cost of insurance and other fees	(19,671)	(1,418,937)	(880,465)	(1,405,220)	(874,657)

Net increase (decrease) in net assets resulting from unit transactions	(104,877)	(1,939,019)	(2,140,298)	(4,970,481)	(1,549,914)

Net increase (decrease) in net assets	(40,138)	(1,808,054)	(3,649,510)	(7,978,953)	(248,940)

Net assets:
Beginning of period	504,403	37,749,686	27,362,434	47,710,915	28,482,514
End of period	$464,265	$35,941,632	$23,712,924	$39,731,962	$28,233,574

The accompanying notes are an integral part of these financial statements.
SA-62

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$491,691	$5,109	$1,186,367	$1,870,823	$308,259
Net realized gain (loss) on security transactions	(189,809)	6,168	845,213	(184,454)	589,077
Net realized gain distributions	—	20,799	3,701,833	14,756,429	2,091,918
Change in unrealized appreciation (depreciation)	33,671	22,721	2,026,975	24,281,210	10,913,247

Net increase (decrease) in net assets resulting from operations	335,553	54,797	7,760,388	40,724,008	13,902,501

Unit transactions:
Purchases	318,218	—	2,933,377	5,753,015	1,113,244
Net transfers	(597,335)	(52)	(938,770)	(5,808,053)	65,960,724
Surrenders for benefit payments and fees	(530,727)	(3,969)	(2,683,139)	(7,205,871)	(2,167,714)
Other transactions	(1)	—	3	266	(115)
Death benefits	(152,567)	(1,317)	(1,380,641)	(3,657,098)	(492,789)
Net loan activity	246,917	(9,055)	(226,215)	106,126	(238,290)
Cost of insurance and other fees	(366,760)	(20,037)	(4,125,179)	(8,269,611)	(1,688,340)

Net increase (decrease) in net assets resulting from unit transactions	(1,082,255)	(34,430)	(6,420,564)	(19,081,226)	62,486,720

Net increase (decrease) in net assets	(746,702)	20,367	1,339,824	21,642,782	76,389,221

Net assets:
Beginning of period	10,640,431	388,719	74,196,714	202,647,711	28,615,912
End of period	$9,893,729	$409,086	$75,536,538	$224,290,493	$105,005,133

The accompanying notes are an integral part of these financial statements.
SA-63

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Stock HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,675,988	$862,385	$41,426	$—	$1,494,994
Net realized gain (loss) on security transactions	(426,704)	600,077	2,518,782	796,811	2,524,050
Net realized gain distributions	6,589,990	—	6,966,420	5,055,067	6,028,989
Change in unrealized appreciation (depreciation)	2,342,259	7,602,832	10,118,927	11,079,504	386,603

Net increase (decrease) in net assets resulting from operations	11,181,533	9,065,294	19,645,555	16,931,382	10,434,636

Unit transactions:
Purchases	4,237,511	1,964,483	1,681,292	858,658	3,043,262
Net transfers	9,976,030	(448,380)	5,314,264	(4,158,654)	(1,571,514)
Surrenders for benefit payments and fees	(4,175,603)	(1,566,912)	(2,741,839)	(1,206,030)	(3,999,210)
Other transactions	(6,072)	248	502	(149)	(688)
Death benefits	(902,620)	(640,844)	(2,002,879)	(239,537)	(1,900,600)
Net loan activity	(145,362)	(100,213)	(59,948)	(383,201)	174,705
Cost of insurance and other fees	(5,333,801)	(1,876,859)	(2,919,669)	(1,330,409)	(4,262,295)

Net increase (decrease) in net assets resulting from unit transactions	3,650,083	(2,668,477)	(728,277)	(6,459,322)	(8,516,340)

Net increase (decrease) in net assets	14,831,616	6,396,817	18,917,278	10,472,060	1,918,296

Net assets:
Beginning of period	139,861,006	46,879,264	77,893,361	35,721,852	96,191,477
End of period	$154,692,622	$53,276,081	$96,810,639	$46,193,912	$98,109,773

The accompanying notes are an integral part of these financial statements.
SA-64

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Hartford Total Return Bond HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series II)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$3,263,127	$790,093	$2,167	$18,252	$254,804
Net realized gain (loss) on security transactions	134,590	84,665	123,502	(102,361)	(160,328)
Net realized gain distributions	195,543	—	226,142	27,853	164,261
Change in unrealized appreciation (depreciation)	3,926,608	(407,151)	659,633	38,126	(12,488)

Net increase (decrease) in net assets resulting from operations	7,519,868	467,607	1,011,444	(18,130)	246,249

Unit transactions:
Purchases	3,710,063	4,315,016	133,755	94,737	122,735
Net transfers	5,176,737	10,718,695	14,711	(535,109)	(713,606)
Surrenders for benefit payments and fees	(3,227,067)	(1,372,627)	(109,453)	(72,999)	(99,870)
Other transactions	(1,311)	(698)	—	—	—
Death benefits	(1,193,489)	(1,355,939)	(19)	—	(13,005)
Net loan activity	(75,632)	249,716	60,699	(7,420)	19,836
Cost of insurance and other fees	(4,284,294)	(4,164,456)	(132,469)	(105,281)	(121,658)

Net increase (decrease) in net assets resulting from unit transactions	105,007	8,389,707	(32,776)	(626,072)	(805,568)

Net increase (decrease) in net assets	7,624,875	8,857,314	978,668	(644,202)	(559,319)

Net assets:
Beginning of period	86,962,875	34,357,772	3,002,364	3,404,137	4,171,625
End of period	$94,587,750	$43,215,086	$3,981,032	$2,759,935	$3,612,306

The accompanying notes are an integral part of these financial statements.
SA-65

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. International Growth Fund (Series I)	Invesco V.I. Main Street Mid Cap Fund® (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$447,403	$13,399	$111,770	$63,063	$15,823
Net realized gain (loss) on security transactions	(64,096)	2,476	62,203	(179,976)	(69,473)
Net realized gain distributions	556,291	231,141	107,682	1,785,288	394,217
Change in unrealized appreciation (depreciation)	(1,359,845)	(112,872)	353,807	(922,038)	793,098

Net increase (decrease) in net assets resulting from operations	(420,247)	134,144	635,462	746,337	1,133,665

Unit transactions:
Purchases	812,251	—	145,224	—	139,780
Net transfers	(197,042)	(2,920)	(123,597)	(150,993)	(406,325)
Surrenders for benefit payments and fees	(665,213)	(9,684)	(107,239)	(342,272)	(90,567)
Other transactions	18	—	—	—	—
Death benefits	(214,015)	(1,754)	(145,984)	(89,329)	(45,943)
Net loan activity	(73,066)	(9,243)	(30,084)	(45,339)	(24,899)
Cost of insurance and other fees	(821,981)	(36,832)	(141,327)	(289,279)	(143,070)

Net increase (decrease) in net assets resulting from unit transactions	(1,159,048)	(60,433)	(403,007)	(917,212)	(571,024)

Net increase (decrease) in net assets	(1,579,295)	73,711	232,455	(170,875)	562,641

Net assets:
Beginning of period	25,020,315	1,032,377	5,129,374	10,013,308	5,025,799
End of period	$23,441,020	$1,106,088	$5,361,829	$9,842,433	$5,588,440

The accompanying notes are an integral part of these financial statements.
SA-66

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$300,403	$106,172	$150,852	$18,376	$—
Net realized gain (loss) on security transactions	(7,010)	46,870	(20,114)	56,833	188,209
Net realized gain distributions	—	202,913	—	87,900	798,135
Change in unrealized appreciation (depreciation)	247,642	1,233,814	39,415	241,525	2,581,693

Net increase (decrease) in net assets resulting from operations	541,035	1,589,769	170,153	404,634	3,568,037

Unit transactions:
Purchases	230,509	369,204	336,143	97,695	200,541
Net transfers	15,739	(189,974)	(166,733)	(155,303)	298,848
Surrenders for benefit payments and fees	(241,695)	(400,903)	(238,435)	(92,768)	(110,158)
Other transactions	—	1	25	—	(26)
Death benefits	(65,273)	(199,685)	(18,169)	(6,157)	(12,369)
Net loan activity	(27,206)	(3,175)	7,808	(1,824)	(74,951)
Cost of insurance and other fees	(250,319)	(346,146)	(322,787)	(135,431)	(312,143)

Net increase (decrease) in net assets resulting from unit transactions	(338,245)	(770,678)	(402,148)	(293,788)	(10,258)

Net increase (decrease) in net assets	202,790	819,091	(231,995)	110,846	3,557,779

Net assets:
Beginning of period	8,061,080	11,266,539	10,053,323	3,155,397	8,049,165
End of period	$8,263,870	$12,085,630	$9,821,328	$3,266,243	$11,606,944

The accompanying notes are an integral part of these financial statements.
SA-67

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)	Invesco V.I. Capital Appreciation Fund (Series II)	Invesco V.I. Global Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$416,730	$587,499	$191,788	$—	$52,306
Net realized gain (loss) on security transactions	81,063	160,037	161,598	128,032	149,391
Net realized gain distributions	—	680,807	537,518	456,671	433,763
Change in unrealized appreciation (depreciation)	484,362	1,022,922	(555,128)	375,901	2,392,917

Net increase (decrease) in net assets resulting from operations	982,155	2,451,265	335,776	960,604	3,028,377

Unit transactions:
Purchases	345,442	975,818	342,116	—	427,126
Net transfers	(107,172)	18,549	(960,431)	(46,798)	(403,547)
Surrenders for benefit payments and fees	(183,974)	(937,243)	(346,695)	(207,951)	(369,610)
Other transactions	—	51	—	—	—
Death benefits	(342,913)	(221,540)	(63,376)	(144)	(141,182)
Net loan activity	(19,909)	(33,618)	(58,561)	(60,003)	(30,993)
Cost of insurance and other fees	(559,361)	(1,184,207)	(408,089)	(99,354)	(448,846)

Net increase (decrease) in net assets resulting from unit transactions	(867,887)	(1,382,190)	(1,495,036)	(414,250)	(967,052)

Net increase (decrease) in net assets	114,268	1,069,075	(1,159,260)	546,354	2,061,325

Net assets:
Beginning of period	11,972,344	26,808,671	13,879,356	2,889,289	12,019,947
End of period	$12,086,612	$27,877,746	$12,720,096	$3,435,643	$14,081,272

The accompanying notes are an integral part of these financial statements.
SA-68

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Invesco V.I. Main Street Fund® (Series II)	Invesco V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Large Cap Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$32,788	$8,580	$—	$11,076	$187,911
Net realized gain (loss) on security transactions	8,986	9,638	17,995	(6,303)	12,043
Net realized gain distributions	277,677	34,212	218,522	—	654,568
Change in unrealized appreciation (depreciation)	55,993	430,727	2,146,122	(6,760)	(393,568)

Net increase (decrease) in net assets resulting from operations	375,444	483,157	2,382,639	(1,987)	460,954

Unit transactions:
Purchases	107,909	71,631	—	—	—
Net transfers	25,835	16,923	(273,349)	(4,322)	(48,999)
Surrenders for benefit payments and fees	(149,085)	(43,581)	(163,667)	(538)	(367,441)
Other transactions	—	—	26	—	—
Death benefits	(26)	(59,369)	(173,914)	—	(317,500)
Net loan activity	(56,249)	(5,029)	(28,183)	(366)	(9,606)
Cost of insurance and other fees	(91,565)	(74,386)	(185,116)	(5,949)	(489,987)

Net increase (decrease) in net assets resulting from unit transactions	(163,181)	(93,811)	(824,203)	(11,175)	(1,233,533)

Net increase (decrease) in net assets	212,263	389,346	1,558,436	(13,162)	(772,579)

Net assets:
Beginning of period	2,895,115	2,524,144	5,622,873	152,652	10,919,448
End of period	$3,107,378	$2,913,490	$7,181,309	$139,490	$10,146,869

The accompanying notes are an integral part of these financial statements.
SA-69

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$5,721	$14,060	$6,775	$305,113	$322,225
Net realized gain (loss) on security transactions	(1,527)	18,109	11,584	(226,009)	(47,176)
Net realized gain distributions	5,162	29,829	86,153	—	57,026
Change in unrealized appreciation (depreciation)	22,150	270,344	44,829	163,302	35,072

Net increase (decrease) in net assets resulting from operations	31,506	332,342	149,341	242,406	367,147

Unit transactions:
Purchases	—	123,459	—	178,366	206,432
Net transfers	974	(127,760)	(13,900)	(9,303)	(45,598)
Surrenders for benefit payments and fees	(4,368)	(189,857)	(7,586)	(281,343)	(295,642)
Other transactions	—	—	—	—	—
Death benefits	(14,717)	(40,646)	(3,792)	(259,624)	(644,860)
Net loan activity	(42)	166,602	(2,793)	8,506	(3,808)
Cost of insurance and other fees	(11,149)	(218,517)	(35,033)	(271,950)	(351,376)

Net increase (decrease) in net assets resulting from unit transactions	(29,302)	(286,719)	(63,104)	(635,348)	(1,134,852)

Net increase (decrease) in net assets	2,204	45,623	86,237	(392,942)	(767,705)

Net assets:
Beginning of period	273,773	3,837,855	965,603	5,610,492	6,458,823
End of period	$275,977	$3,883,478	$1,051,840	$5,217,550	$5,691,118

The accompanying notes are an integral part of these financial statements.
SA-70

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)	Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$152,784	$422	$6,812	$7,545	$67
Net realized gain (loss) on security transactions	(100,918)	7,192	(7,306)	8,259	—
Net realized gain distributions	—	—	3,613	25,685	—
Change in unrealized appreciation (depreciation)	1,001,213	31,881	6,759	69,107	—

Net increase (decrease) in net assets resulting from operations	1,053,079	39,495	9,878	110,596	67

Unit transactions:
Purchases	403,880	—	—	—	—
Net transfers	117,180	(106)	(575)	(318)	(12)
Surrenders for benefit payments and fees	(409,524)	(16,150)	(2,529)	(5,641)	—
Other transactions	—	—	—	—	—
Death benefits	(66,678)	(3,380)	(2,949)	(1,509)	—
Net loan activity	(16,340)	(5,424)	(374)	(343)	—
Cost of insurance and other fees	(583,157)	(7,652)	(12,110)	(25,258)	(860)

Net increase (decrease) in net assets resulting from unit transactions	(554,639)	(32,712)	(18,537)	(33,069)	(872)

Net increase (decrease) in net assets	498,440	6,783	(8,659)	77,527	(805)

Net assets:
Beginning of period	9,029,445	167,688	297,118	667,044	27,812
End of period	$9,527,885	$174,471	$288,459	$744,571	$27,007

The accompanying notes are an integral part of these financial statements.
SA-71

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Foreign VIP Fund (Class 2)	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$72,496	$49,080	$69,652	$1,104,084	$303,778
Net realized gain (loss) on security transactions	164,189	(467,267)	(91,815)	(525,670)	(315,617)
Net realized gain distributions	962,423	—	—	—	—
Change in unrealized appreciation (depreciation)	1,856,014	573,001	(55,187)	(1,330,154)	573,956

Net increase (decrease) in net assets resulting from operations	3,055,122	154,814	(77,350)	(751,740)	562,117

Unit transactions:
Purchases	274,185	257,530	68,680	469,524	542,405
Net transfers	(210,609)	(116,173)	(308,039)	(857,526)	(229,913)
Surrenders for benefit payments and fees	(256,667)	(227,766)	(86,617)	(869,413)	(386,455)
Other transactions	—	—	—	(54)	(28)
Death benefits	(38,820)	(15,202)	(19,829)	(403,481)	(120,382)
Net loan activity	160,632	(16,459)	3,477	12,033	16,271
Cost of insurance and other fees	(548,218)	(184,838)	(72,728)	(616,285)	(434,547)

Net increase (decrease) in net assets resulting from unit transactions	(619,497)	(302,908)	(415,056)	(2,265,202)	(612,649)

Net increase (decrease) in net assets	2,435,625	(148,094)	(492,406)	(3,016,942)	(50,532)

Net assets:
Beginning of period	11,164,836	5,824,319	2,571,307	14,443,328	11,426,134
End of period	$13,600,461	$5,676,225	$2,078,901	$11,426,386	$11,375,602

The accompanying notes are an integral part of these financial statements.
SA-72

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Morgan Stanley VIF Discovery Portfolio (Class II)	Putnam VT Growth Opportunities Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Putnam VT Diversified Income Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$53,624	$1,168,623	$112,187	$205,925
Net realized gain (loss) on security transactions	586,586	812,809	878,095	(12,385)	(171,359)
Net realized gain distributions	683,393	1,184,754	4,288,366	331,840	—
Change in unrealized appreciation (depreciation)	4,829,324	5,276,417	5,512,460	(5,807)	(118,742)

Net increase (decrease) in net assets resulting from operations	6,099,303	7,327,604	11,847,544	425,835	(84,176)

Unit transactions:
Purchases	142,538	612,574	1,822,815	313,786	80,189
Net transfers	1,762,654	400,160	(433,278)	(278,208)	(633,200)
Surrenders for benefit payments and fees	(79,607)	(919,252)	(2,264,080)	(876,501)	(70,324)
Other transactions	—	(82)	(249)	—	—
Death benefits	(49,502)	(386,818)	(2,167,011)	(84,340)	(31,562)
Net loan activity	(37,003)	86,670	182,312	32,410	(16,774)
Cost of insurance and other fees	(203,132)	(1,233,443)	(2,761,661)	(242,630)	(78,159)

Net increase (decrease) in net assets resulting from unit transactions	1,535,948	(1,440,191)	(5,621,152)	(1,135,483)	(749,830)

Net increase (decrease) in net assets	7,635,251	5,887,413	6,226,392	(709,648)	(834,006)

Net assets:
Beginning of period	3,714,773	19,796,215	67,284,779	8,273,512	2,952,285
End of period	$11,350,024	$25,683,628	$73,511,171	$7,563,864	$2,118,279

The accompanying notes are an integral part of these financial statements.
SA-73

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Putnam VT Large Cap Value Fund (Class IB)	Putnam VT Focused International Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$152,706	$702	$440,374	$453,490	$61,553
Net realized gain (loss) on security transactions	137,687	21,703	(104,365)	(26,052)	(11,280)
Net realized gain distributions	614,852	3,553	—	84,161	—
Change in unrealized appreciation (depreciation)	(515,552)	17,586	63,200	14,451	420,358

Net increase (decrease) in net assets resulting from operations	389,693	43,544	399,209	526,050	470,631

Unit transactions:
Purchases	310,582	19,231	370,667	404,923	223,174
Net transfers	(827,194)	(6,893)	17,462	(39,121)	5,908
Surrenders for benefit payments and fees	(146,017)	(44,762)	(172,868)	(348,095)	(65,142)
Other transactions	—	—	—	25	—
Death benefits	(109,570)	—	(85,446)	(48,341)	(90,392)
Net loan activity	25,857	(32)	(17,654)	(5,400)	39,336
Cost of insurance and other fees	(391,755)	(15,770)	(377,506)	(393,669)	(154,362)

Net increase (decrease) in net assets resulting from unit transactions	(1,138,097)	(48,226)	(265,345)	(429,678)	(41,478)

Net increase (decrease) in net assets	(748,404)	(4,682)	133,864	96,372	429,153

Net assets:
Beginning of period	10,622,957	465,415	8,394,490	9,548,410	4,058,500
End of period	$9,874,553	$460,733	$8,528,354	$9,644,782	$4,487,653

The accompanying notes are an integral part of these financial statements.
SA-74

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Growth Opportunities Fund (Class IB)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account (1)
Operations:
Net investment income (loss)	$11,077	$1,693	$—
Net realized gain (loss) on security transactions	73,515	81,135	58,151
Net realized gain distributions	231,966	239,423	—
Change in unrealized appreciation (depreciation)	424,032	1,504,771	1,086,053

Net increase (decrease) in net assets resulting from operations	740,590	1,827,022	1,144,204

Unit transactions:
Purchases	87,036	149,025	—
Net transfers	(13,803)	2,697,712	2,310,066
Surrenders for benefit payments and fees	(85,778)	(122,579)	(11,732)
Other transactions	—	—	—
Death benefits	(1,353)	(3,504)	—
Net loan activity	(38,938)	65,935	(41,276)
Cost of insurance and other fees	(99,209)	(152,042)	(58,633)

Net increase (decrease) in net assets resulting from unit transactions	(152,045)	2,634,547	2,198,425

Net increase (decrease) in net assets	588,545	4,461,569	3,342,629

Net assets:
Beginning of period	2,822,566	3,912,629	—
End of period	$3,411,111	$8,374,198	$3,342,629

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-75

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1. Organization:

Separate Account VL I (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account. The Sponsor Company is indirectly owned by Talcott Resolution Life, Inc.

On June 30, 2021, the Account's indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Sponsor Company (the "Sixth Street Acquisition") through the merger of an affiliate of Sixth Street, a global investment firm. Sixth Street obtained 100% control of Talcott Resolution Life, Inc. and its life and annuity operating subsidiaries including the Account. This transaction does not impact the contracts of the Account or the accounting of the Account.

In 2021, the Account was comprised of the following Sub-Accounts:

AB VPS International Growth Portfolio (Class B)	Franklin Small Cap Value VIP Fund (Class 2)
AB VPS International Value Portfolio (Class B)	Franklin Strategic Income VIP Fund (Class 1)
AB VPS Small/Mid Cap Value Portfolio (Class B)	Putnam VT George Putnam Balanced Fund (Class IA)
American Funds IS Asset Allocation Fund (Class 2)	Hartford Balanced HLS Fund (Class IA)
American Funds IS Washington Mutual Investors Fund	Hartford Capital Appreciation HLS Fund (Class IA)
(Class 2) (formerly American Funds IS Blue Chip	Hartford Disciplined Equity HLS Fund (Class IA)
Income and Growth Fund (Class 2))	Hartford Dividend and Growth HLS Fund (Class IA)
American Funds IS The Bond Fund of America (Class 2)	Hartford International Opportunities HLS Fund (Class IA)
(formerly American Funds IS Bond Fund (Class 2))	Hartford MidCap HLS Fund (Class IA)
American Funds IS Global Growth Fund (Class 2)	Hartford Small Company HLS Fund (Class IA)
American Funds IS Global Small Capitalization Fund	Hartford Stock HLS Fund (Class IA)
(Class 2)	Hartford Total Return Bond HLS Fund (Class IA)
American Funds IS Growth Fund (Class 2)	Hartford Ultrashort Bond HLS Fund (Class IA)
American Funds IS Growth-Income Fund (Class 2)	Invesco V.I. American Franchise Fund (Series I)
American Funds IS International Fund (Class 2)	Invesco V.I. American Value Fund (Series II)
American Funds IS New World Fund® (Class 2)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	Invesco V.I. Comstock Fund (Series II)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	Invesco V.I. Core Equity Fund (Series I)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Invesco V.I. International Growth Fund (Series I)
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	Invesco V.I. Main Street Mid Cap Fund® (Series I) (formerly
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Invesco V.I. Mid Cap Core Equity Fund (Series I))
Fidelity® VIP Government Money Market Portfolio	Invesco V.I. Small Cap Equity Fund (Series I)
(Service Class)	Lord Abbett Bond Debenture Portfolio (Class VC)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Lord Abbett Dividend Growth Portfolio (Class VC)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Lord Abbett Growth and Income Portfolio (Class VC)
Fidelity® VIP Overseas Portfolio (Initial Class)	MFS® Investors Trust Series (Initial Class)
Franklin Income VIP Fund (Class 2)	MFS® New Discovery Series (Initial Class)
Franklin Mutual Global Discovery VIP Fund (Class 2)	MFS® Total Return Bond Series (Initial Class)
Franklin Mutual Shares VIP Fund (Class 2)	MFS® Total Return Series (Initial Class)

SA-76

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1. Organization (continued):

MFS® Value Series (Initial Class)	Putnam VT Multi-Cap Core Fund (Class IA)
Invesco V.I. Capital Appreciation Fund (Series II) (formerly	Putnam VT Government Money Market Fund (Class IA)
Invesco Oppenheimer V.I. Capital Appreciation Fund	Putnam VT Sustainable Leaders Fund (Class IA)
(Series II))	Putnam VT Small Cap Value Fund (Class IB)
Invesco V.I. Global Fund (Series II) (formerly Invesco	Templeton Foreign VIP Fund (Class 2)
Oppenheimer V.I. Global Fund (Series II))	Templeton Global Bond VIP Fund (Class 2)
Invesco V.I. Main Street Fund® (Series II) (formerly	Templeton Growth VIP Fund (Class 2)
Invesco Oppenheimer V.I. Main Street Fund®	Morgan Stanley VIF Discovery Portfolio (Class II)
(Series II))	Putnam VT Growth Opportunities Fund (Class IA)
Invesco V.I. Main Street Small Cap Fund® (Series II)	BlackRock S&P 500 Index V.I. Fund (Class I)
(formerly Invesco Oppenheimer V.I. Main Street Small	Fidelity® VIP Equity-Income Portfolio (Service Class 2)
Cap Fund® (Series II))	Putnam VT Diversified Income Fund (Class IB)
Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Large Cap Value Fund (Class IB) (formerly
Putnam VT Diversified Income Fund (Class IA)	Putnam VT Equity Income Fund (Class IB))
Putnam VT Large Cap Value Fund (Class IA) (formerly	Putnam VT Focused International Equity Fund (Class IB)
Putnam VT Equity Income Fund (Class IA))	(formerly Putnam VT Global Equity Fund (Class IB))
Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT High Yield Fund (Class IB)
Putnam VT Focused International Equity Fund (Class IA)	Putnam VT Income Fund (Class IB)
(formerly Putnam VT Global Equity Fund (Class IA))	Putnam VT International Equity Fund (Class IB)
Putnam VT Global Health Care Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IB)
Putnam VT High Yield Fund (Class IA)	Putnam VT Growth Opportunities Fund (Class IB)
Putnam VT Income Fund (Class IA)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
Putnam VT International Equity Fund (Class IA)	(formerly Invesco Oppenheimer V.I. Discovery Mid Cap
Putnam VT Emerging Markets Equity Fund (Class IA)	Growth Fund (Series I)) (available April 30, 2020)
Putnam VT International Value Fund (Class IA)
The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. The Account may invest in one or more share classes of a fund. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a fund is subject to a merger by the fund manager, the Sub-Account invested in the surviving fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are recorded at fair value and are reflected in the Statements of Changes in Net Assets as a net transfer and purchases and sales in Note 4. There were no mergers during the period ended December 31, 2021.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The following is a summary of significant accounting policies of the Account, which are in accordance with U.S. GAAP:

SA-77

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
2. Significant Accounting Policies (continued):

a)    Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date depending on the Funds and are reinvested in additional shares of the Funds. Net realized gain distributions are accrued as of the ex-dividend date and are reinvested in additional shares of the Funds. Net realized gain distributions represent those dividends from the Funds, which are characterized as capital gains under tax regulations.

b)    Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c)    Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d)    Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e)    Mortality Risk - The mortality risk is fully borne by the Sponsor Company. In the event of a death, any contractual payments due in excess of the contract owner account value are the obligation of the Sponsor Company. The transfer of the existing contract owner account value is included in ‘Death benefits’ on the accompanying Statements of Changes in Net Assets.

f)    Fair Value Measurements - The Sub-Accounts’ investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2021 closing net asset value as determined by the appropriate fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account can access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

SA-78

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
2. Significant Accounting Policies (continued):
As of December 31, 2021, the Sub-Accounts invest in mutual funds that are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts.

g)    Accounting for Uncertain Tax Positions - The statute of limitations is closed through the 2017 tax year and the Sponsor Company is not currently under examination for any open years. Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2021.

h)    Novel Coronavirus - Since the first quarter of 2020, the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets. While the markets have rebounded, the pandemic has adversely impacted, and may continue to adversely impact, the financial performance of the funds in which the Sub-Accounts invest. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time. Management will continue to monitor developments, and their impact on the fair value of the funds.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a)    Cost of Insurance - In accordance with terms of the contracts, the Sponsor Company makes deductions for costs of insurance charges ("COI"), which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract’s account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are included on the accompanying Statements of Changes in Net Assets.

b)    Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable life contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.40% of the Sub-Account’s average daily net assets. These expenses are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

c)    Administrative Charges - The Sponsor Company provides administrative services to the Account and charges the Account a maximum annual fee of $30 or a maximum of $10 plus $0.03 per $1,000 of basic face amount, or $15 plus $0.05 per $1,000 of supplemental face amount at the policy issue date for these services. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

d)    Rider Charges - The Sponsor Company will charge an expense for various rider charges, which are deducted through the redemption of units from applicable contract owners’ accounts and are included in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets. The various rider charges are as follows:

SA-79

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
3. Administration of the Account and Related Charges (continued):

Rider Name	Increment	$ or %
Enhanced No Lapse Guarantee Rider	monthly, per $1,000 face amount	$0.10*
Term Insurance Rider	monthly, per $1,000 of the net amount at risk	$83.33*
Death Benefit Guarantee Charge	monthly, per $1,000 face amount	$0.06*
Deduction Amount Waiver Rider	of the monthly deduction amount	34.50%*
Waiver of Specified Amount Disability Benefit Rider	monthly, per $1 of specified amount	$0.199*
Accidental Death Benefit Rider	monthly, per $1,000 of the net amount at risk	$0.183*
Child Insurance Rider	monthly, per $1,000 of benefit	$0.50
Accelerated Death Benefit Rider	one time charge when benefit exercised	$300.00
Lifetime No Lapse Guarantee Rider	monthly, per $1,000 of the face amount	$0.06*
Single Life Yearly Renewable Term Life Insurance Rider	monthly, per $1,000 of the net amount at risk	$14.953*
Waiver of Scheduled Premium Option Rider	each time waived	11.00%
Estate Protection Rider	monthly, per $1,000 of the face amount	$0.7437*
Guaranteed Withdrawal Benefit	monthly, account value invested in the Eligible Investment Choices	0.0625%
Last Survivor Yearly Renewable Term	monthly, per $1,000 of the net amount at risk	$2.3245*
LifeAccess Accelerated Benefit Rider	monthly, per $1,000 of the net amount at risk	$19.34304*
Policy Continuation Rider	one time charge when benefit exercised	7.00%

* Maximum charge

e)    Issue Charges - The Sponsor Company may make deductions to cover issue expenses at a maximum fee of $54.17 per month. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in ‘Cost of insurance and other fees’ on the accompanying Statements of Changes in Net Assets.

f)    Transactions with Related Parties - There are no transactions with related parties during the period ended December 31, 2021.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments, excluding distributions received and reinvested, for the period ended December 31, 2021 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
AB VPS International Growth Portfolio (Class B)	$—	$316,416
AB VPS International Value Portfolio (Class B)	2,208	375,063
AB VPS Small/Mid Cap Value Portfolio (Class B)	1,770,301	1,473,397
American Funds IS Asset Allocation Fund (Class 2)	1,820,319	9,068,609
American Funds IS Washington Mutual Investors Fund (Class 2)	595,639	4,626,837
American Funds IS The Bond Fund of America (Class 2)	2,245,479	5,827,913
American Funds IS Global Growth Fund (Class 2)	594,040	6,719,448
American Funds IS Global Small Capitalization Fund (Class 2)	528,086	2,571,168
American Funds IS Growth Fund (Class 2)	849,048	31,512,141
American Funds IS Growth-Income Fund (Class 2)	867,131	19,278,698
American Funds IS International Fund (Class 2)	793,609	3,901,224
American Funds IS New World Fund® (Class 2)	865,768	2,629,567
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	42,817

SA-80

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost	Proceeds from Sales
Fidelity® VIP Equity-Income Portfolio (Initial Class)	$230,704	$2,486,872
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	532,426	697,101
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	782,006	183,585
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	1,838,209	274,433
Fidelity® VIP Government Money Market Portfolio (Service Class)	11,732,322	13,944,723
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	629,430	4,750,011
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	860,247	2,635,819
Fidelity® VIP Overseas Portfolio (Initial Class)	—	25,547
Franklin Income VIP Fund (Class 2)	991,477	2,807,665
Franklin Mutual Global Discovery VIP Fund (Class 2)	317,133	1,542,276
Franklin Mutual Shares VIP Fund (Class 2)	33,913	4,272,077
Franklin Small Cap Value VIP Fund (Class 2)	1,004,403	2,072,360
Franklin Strategic Income VIP Fund (Class 1)	312,460	894,294
Putnam VT George Putnam Balanced Fund (Class IA)	—	36,708
Hartford Balanced HLS Fund (Class IA)	869,832	5,723,588
Hartford Capital Appreciation HLS Fund (Class IA)	623,686	18,014,905
Hartford Disciplined Equity HLS Fund (Class IA)	619,052	10,433,554
Hartford Dividend and Growth HLS Fund (Class IA)	955,611	11,898,908
Hartford International Opportunities HLS Fund (Class IA)	878,871	3,123,336
Hartford MidCap HLS Fund (Class IA)	224,082	7,463,117
Hartford Small Company HLS Fund (Class IA)	817,876	4,117,799
Hartford Stock HLS Fund (Class IA)	346,198	8,003,519
Hartford Total Return Bond HLS Fund (Class IA)	4,151,823	3,681,310
Hartford Ultrashort Bond HLS Fund (Class IA)	3,764,958	5,541,025
Invesco V.I. American Franchise Fund (Series I)	231,831	605,564
Invesco V.I. American Value Fund (Series II)	251,439	380,812
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	273,689	244,838
Invesco V.I. Comstock Fund (Series II)	749,799	2,026,267
Invesco V.I. Core Equity Fund (Series I)	—	77,437
Invesco V.I. International Growth Fund (Series I)	105,972	493,083
Invesco V.I. Main Street Mid Cap Fund® (Series I)	1,801	703,360
Invesco V.I. Small Cap Equity Fund (Series I)	632,022	572,693
Lord Abbett Bond Debenture Portfolio (Class VC)	697,950	967,269
Lord Abbett Dividend Growth Portfolio (Class VC)	228,900	1,342,871
Lord Abbett Growth and Income Portfolio (Class VC)	322,695	690,594
MFS® Investors Trust Series (Initial Class)	341,649	281,089
MFS® New Discovery Series (Initial Class)	396,942	1,172,568
MFS® Total Return Bond Series (Initial Class)	1,068,227	1,139,241
MFS® Total Return Series (Initial Class)	568,054	2,108,344
MFS® Value Series (Initial Class)	944,479	1,096,898
Invesco V.I. Capital Appreciation Fund (Series II)	5,972	318,778
Invesco V.I. Global Fund (Series II)	300,335	1,082,916

SA-81

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost	Proceeds from Sales
Invesco V.I. Main Street Fund® (Series II)	$62,891	$233,995
Invesco V.I. Main Street Small Cap Fund® (Series II)	254,163	272,315
Putnam VT Small Cap Growth Fund (Class IB)	—	546,163
Putnam VT Diversified Income Fund (Class IA)	—	4,508
Putnam VT Large Cap Value Fund (Class IA)	4,618	1,241,233
Putnam VT Global Asset Allocation Fund (Class IA)	—	10,870
Putnam VT Focused International Equity Fund (Class IA)	71,182	343,035
Putnam VT Global Health Care Fund (Class IA)	—	80,080
Putnam VT High Yield Fund (Class IA)	359,235	290,848
Putnam VT Income Fund (Class IA)	293,296	783,078
Putnam VT International Equity Fund (Class IA)	169,370	945,879
Putnam VT Emerging Markets Equity Fund (Class IA)	—	8,100
Putnam VT International Value Fund (Class IA)	—	16,870
Putnam VT Multi-Cap Core Fund (Class IA)	—	39,012
Putnam VT Government Money Market Fund (Class IA)	—	963
Putnam VT Sustainable Leaders Fund (Class IA)	349,257	1,686,287
Putnam VT Small Cap Value Fund (Class IB)	1,406,336	873,299
Templeton Foreign VIP Fund (Class 2)	53,503	310,336
Templeton Global Bond VIP Fund (Class 2)	271,769	1,075,435
Templeton Growth VIP Fund (Class 2)	223,063	660,129
Morgan Stanley VIF Discovery Portfolio (Class II)	1,075,071	2,732,906
Putnam VT Growth Opportunities Fund (Class IA)	580,543	3,284,026
BlackRock S&P 500 Index V.I. Fund (Class I)	1,334,938	7,256,180
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	227,714	307,449
Putnam VT Diversified Income Fund (Class IB)	118,698	65,549
Putnam VT Large Cap Value Fund (Class IB)	496,224	1,070,152
Putnam VT Focused International Equity Fund (Class IB)	10,136	40,383
Putnam VT High Yield Fund (Class IB)	1,054,961	868,476
Putnam VT Income Fund (Class IB)	272,717	654,589
Putnam VT International Equity Fund (Class IB)	208,494	400,114
Putnam VT Sustainable Leaders Fund (Class IB)	182,481	602,978
Putnam VT Growth Opportunities Fund (Class IB)	411,463	945,802
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	—	322,845

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2021 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS International Growth Portfolio (Class B)	—	17,766	(17,766)
AB VPS International Value Portfolio (Class B)	185	32,702	(32,517)
AB VPS Small/Mid Cap Value Portfolio (Class B)	45,507	39,247	6,260

SA-82

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS Asset Allocation Fund (Class 2)	41,372	205,112	(163,740)
American Funds IS Washington Mutual Investors Fund (Class 2)	12,435	96,196	(83,761)
American Funds IS The Bond Fund of America (Class 2)	115,765	299,980	(184,215)
American Funds IS Global Growth Fund (Class 2)	95,890	1,076,805	(980,915)
American Funds IS Global Small Capitalization Fund (Class 2)	87,020	424,570	(337,550)
American Funds IS Growth Fund (Class 2)	129,322	4,873,077	(4,743,755)
American Funds IS Growth-Income Fund (Class 2)	166,526	3,702,126	(3,535,600)
American Funds IS International Fund (Class 2)	17,814	86,492	(68,678)
American Funds IS New World Fund® (Class 2)	13,661	41,481	(27,820)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	7,255	(7,255)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	26,822	286,797	(259,975)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	24,355	31,949	(7,594)
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	32,338	7,749	24,589
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	69,136	10,188	58,948
Fidelity® VIP Government Money Market Portfolio (Service Class)	1,122,653	1,334,196	(211,543)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	12,861	95,415	(82,554)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	20,652	64,022	(43,370)
Fidelity® VIP Overseas Portfolio (Initial Class)	—	4,962	(4,962)
Franklin Income VIP Fund (Class 2)	38,731	111,918	(73,187)
Franklin Mutual Global Discovery VIP Fund (Class 2)	12,085	58,745	(46,660)
Franklin Mutual Shares VIP Fund (Class 2)	973	125,419	(124,446)
Franklin Small Cap Value VIP Fund (Class 2)	16,536	35,007	(18,471)
Franklin Strategic Income VIP Fund (Class 1)	16,875	48,202	(31,327)
Putnam VT George Putnam Balanced Fund (Class IA)	—	961	(961)
Hartford Balanced HLS Fund (Class IA)	96,011	624,524	(528,513)
Hartford Capital Appreciation HLS Fund (Class IA)	26,654	774,028	(747,374)
Hartford Disciplined Equity HLS Fund (Class IA)	91,879	1,552,846	(1,460,967)
Hartford Dividend and Growth HLS Fund (Class IA)	65,848	810,341	(744,493)
Hartford International Opportunities HLS Fund (Class IA)	130,706	464,327	(333,621)
Hartford MidCap HLS Fund (Class IA)	12,721	426,840	(414,119)
Hartford Small Company HLS Fund (Class IA)	77,926	393,139	(315,213)
Hartford Stock HLS Fund (Class IA)	26,907	591,482	(564,575)
Hartford Total Return Bond HLS Fund (Class IA)	947,199	842,270	104,929
Hartford Ultrashort Bond HLS Fund (Class IA)	1,935,115	2,847,831	(912,716)
Invesco V.I. American Franchise Fund (Series I)	5,480	14,152	(8,672)
Invesco V.I. American Value Fund (Series II)	9,109	14,299	(5,190)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	13,971	12,258	1,713
Invesco V.I. Comstock Fund (Series II)	22,567	61,703	(39,136)
Invesco V.I. Core Equity Fund (Series I)	—	1,814	(1,814)
Invesco V.I. International Growth Fund (Series I)	5,331	24,603	(19,272)
Invesco V.I. Main Street Mid Cap Fund® (Series I)	41	16,156	(16,115)
Invesco V.I. Small Cap Equity Fund (Series I)	15,214	13,580	1,634

SA-83

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Lord Abbett Bond Debenture Portfolio (Class VC)	28,817	39,851	(11,034)
Lord Abbett Dividend Growth Portfolio (Class VC)	5,845	32,639	(26,794)
Lord Abbett Growth and Income Portfolio (Class VC)	10,585	23,003	(12,418)
MFS® Investors Trust Series (Initial Class)	7,238	6,264	974
MFS® New Discovery Series (Initial Class)	4,377	13,201	(8,824)
MFS® Total Return Bond Series (Initial Class)	55,785	59,903	(4,118)
MFS® Total Return Series (Initial Class)	16,368	60,214	(43,846)
MFS® Value Series (Initial Class)	29,247	34,168	(4,921)
Invesco V.I. Capital Appreciation Fund (Series II)	144	6,959	(6,815)
Invesco V.I. Global Fund (Series II)	7,191	26,735	(19,544)
Invesco V.I. Main Street Fund® (Series II)	1,574	5,944	(4,370)
Invesco V.I. Main Street Small Cap Fund® (Series II)	6,037	6,582	(545)
Putnam VT Small Cap Growth Fund (Class IB)	—	8,095	(8,095)
Putnam VT Diversified Income Fund (Class IA)	—	122	(122)
Putnam VT Large Cap Value Fund (Class IA)	81	22,452	(22,371)
Putnam VT Global Asset Allocation Fund (Class IA)	—	143	(143)
Putnam VT Focused International Equity Fund (Class IA)	1,012	5,018	(4,006)
Putnam VT Global Health Care Fund (Class IA)	—	1,341	(1,341)
Putnam VT High Yield Fund (Class IA)	5,836	4,790	1,046
Putnam VT Income Fund (Class IA)	6,640	17,869	(11,229)
Putnam VT International Equity Fund (Class IA)	5,438	30,175	(24,737)
Putnam VT Emerging Markets Equity Fund (Class IA)	—	236	(236)
Putnam VT International Value Fund (Class IA)	—	604	(604)
Putnam VT Multi-Cap Core Fund (Class IA)	—	892	(892)
Putnam VT Government Money Market Fund (Class IA)	—	512	(512)
Putnam VT Sustainable Leaders Fund (Class IA)	2,763	13,951	(11,188)
Putnam VT Small Cap Value Fund (Class IB)	47,454	30,350	17,104
Templeton Foreign VIP Fund (Class 2)	2,260	12,768	(10,508)
Templeton Global Bond VIP Fund (Class 2)	15,072	59,658	(44,586)
Templeton Growth VIP Fund (Class 2)	12,016	35,629	(23,613)
Morgan Stanley VIF Discovery Portfolio (Class II)	12,932	33,513	(20,581)
Putnam VT Growth Opportunities Fund (Class IA)	19,005	110,936	(91,931)
BlackRock S&P 500 Index V.I. Fund (Class I)	77,430	429,915	(352,485)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	7,271	9,881	(2,610)
Putnam VT Diversified Income Fund (Class IB)	7,000	3,744	3,256
Putnam VT Large Cap Value Fund (Class IB)	8,581	18,913	(10,332)
Putnam VT Focused International Equity Fund (Class IB)	257	1,016	(759)
Putnam VT High Yield Fund (Class IB)	32,478	26,838	5,640
Putnam VT Income Fund (Class IB)	12,290	29,482	(17,192)
Putnam VT International Equity Fund (Class IB)	6,962	13,537	(6,575)
Putnam VT Sustainable Leaders Fund (Class IB)	2,635	8,235	(5,600)

SA-84

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam VT Growth Opportunities Fund (Class IB)	13,790	31,797	(18,007)
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	—	19,444	(19,444)

The changes in units outstanding for the period ended December 31, 2020 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS International Growth Portfolio (Class B)	443	26,275	(25,832)
AB VPS International Value Portfolio (Class B)	160	75,663	(75,503)
AB VPS Small/Mid Cap Value Portfolio (Class B)	17,141	55,189	(38,048)
American Funds IS Asset Allocation Fund (Class 2)	72,914	271,806	(198,892)
American Funds IS Washington Mutual Investors Fund (Class 2)	24,771	130,439	(105,668)
American Funds IS The Bond Fund of America (Class 2)	425,351	191,190	234,161
American Funds IS Global Growth Fund (Class 2)	192,656	1,723,028	(1,530,372)
American Funds IS Global Small Capitalization Fund (Class 2)	88,910	591,725	(502,815)
American Funds IS Growth Fund (Class 2)	277,420	7,503,286	(7,225,866)
American Funds IS Growth-Income Fund (Class 2)	261,602	4,565,014	(4,303,412)
American Funds IS International Fund (Class 2)	26,250	131,156	(104,906)
American Funds IS New World Fund® (Class 2)	11,820	62,261	(50,441)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	9,813	(9,813)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	39,349	395,514	(356,165)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	2,355	18,380	(16,025)
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	9,193	39,413	(30,220)
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	26,813	34,622	(7,809)
Fidelity® VIP Government Money Market Portfolio (Service Class)	3,825,740	2,790,219	1,035,521
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	42,051	159,733	(117,682)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	41,166	118,042	(76,876)
Fidelity® VIP Overseas Portfolio (Initial Class)	—	25,654	(25,654)
Franklin Income VIP Fund (Class 2)	36,631	127,413	(90,782)
Franklin Mutual Global Discovery VIP Fund (Class 2)	30,369	135,011	(104,642)
Franklin Mutual Shares VIP Fund (Class 2)	4,254	189,666	(185,412)
Franklin Small Cap Value VIP Fund (Class 2)	21,212	55,718	(34,506)
Franklin Strategic Income VIP Fund (Class 1)	28,177	90,456	(62,279)
Putnam VT George Putnam Balanced Fund (Class IA)	—	1,140	(1,140)
Hartford Balanced HLS Fund (Class IA)	132,286	1,015,554	(883,268)
Hartford Capital Appreciation HLS Fund (Class IA)	91,982	1,151,142	(1,059,160)
Hartford Disciplined Equity HLS Fund (Class IA)	13,536,237	1,661,079	11,875,158
Hartford Dividend and Growth HLS Fund (Class IA)	1,199,161	887,055	312,106
Hartford International Opportunities HLS Fund (Class IA)	261,679	760,266	(498,587)
Hartford MidCap HLS Fund (Class IA)	894,639	933,680	(39,041)
Hartford Small Company HLS Fund (Class IA)	136,629	1,061,040	(924,411)
Hartford Stock HLS Fund (Class IA)	112,814	909,322	(796,508)

SA-85

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Hartford Total Return Bond HLS Fund (Class IA)	1,926,620	1,976,983	(50,363)
Hartford Ultrashort Bond HLS Fund (Class IA)	7,676,118	3,376,795	4,299,323
Invesco V.I. American Franchise Fund (Series I)	22,829	30,357	(7,528)
Invesco V.I. American Value Fund (Series II)	5,074	33,998	(28,924)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	22,825	75,903	(53,078)
Invesco V.I. Comstock Fund (Series II)	18,496	66,880	(48,384)
Invesco V.I. Core Equity Fund (Series I)	—	1,807	(1,807)
Invesco V.I. International Growth Fund (Series I)	5,377	30,917	(25,540)
Invesco V.I. Main Street Mid Cap Fund® (Series I)	2,433	31,064	(28,631)
Invesco V.I. Small Cap Equity Fund (Series I)	11,761	33,993	(22,232)
Lord Abbett Bond Debenture Portfolio (Class VC)	41,313	57,569	(16,256)
Lord Abbett Dividend Growth Portfolio (Class VC)	5,454	30,180	(24,726)
Lord Abbett Growth and Income Portfolio (Class VC)	9,108	28,741	(19,633)
MFS® Investors Trust Series (Initial Class)	1,842	10,037	(8,195)
MFS® New Discovery Series (Initial Class)	15,640	17,259	(1,619)
MFS® Total Return Bond Series (Initial Class)	54,171	100,732	(46,561)
MFS® Total Return Series (Initial Class)	17,649	65,899	(48,250)
MFS® Value Series (Initial Class)	9,559	67,667	(58,108)
Invesco V.I. Capital Appreciation Fund (Series II)	2,189	14,551	(12,362)
Invesco V.I. Global Fund (Series II)	6,319	38,860	(32,541)
Invesco V.I. Main Street Fund® (Series II)	2,734	7,992	(5,258)
Invesco V.I. Main Street Small Cap Fund® (Series II)	5,393	8,405	(3,012)
Putnam VT Small Cap Growth Fund (Class IB)	140	18,805	(18,665)
Putnam VT Diversified Income Fund (Class IA)	—	318	(318)
Putnam VT Large Cap Value Fund (Class IA)	3,599	33,457	(29,858)
Putnam VT Global Asset Allocation Fund (Class IA)	—	456	(456)
Putnam VT Focused International Equity Fund (Class IA)	1,881	7,485	(5,604)
Putnam VT Global Health Care Fund (Class IA)	76	1,344	(1,268)
Putnam VT High Yield Fund (Class IA)	3,483	15,335	(11,852)
Putnam VT Income Fund (Class IA)	10,304	35,869	(25,565)
Putnam VT International Equity Fund (Class IA)	19,124	40,049	(20,925)
Putnam VT Emerging Markets Equity Fund (Class IA)	—	1,197	(1,197)
Putnam VT International Value Fund (Class IA)	—	860	(860)
Putnam VT Multi-Cap Core Fund (Class IA)	—	1,073	(1,073)
Putnam VT Government Money Market Fund (Class IA)	—	463	(463)
Putnam VT Sustainable Leaders Fund (Class IA)	1,367	8,943	(7,576)
Putnam VT Small Cap Value Fund (Class IB)	18,585	35,214	(16,629)
Templeton Foreign VIP Fund (Class 2)	3,068	23,829	(20,761)
Templeton Global Bond VIP Fund (Class 2)	24,909	146,498	(121,589)
Templeton Growth VIP Fund (Class 2)	16,202	56,906	(40,704)
Morgan Stanley VIF Discovery Portfolio (Class II)	57,398	32,657	24,741
Putnam VT Growth Opportunities Fund (Class IA)	41,882	110,167	(68,285)

SA-86

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
BlackRock S&P 500 Index V.I. Fund (Class I)	223,983	636,954	(412,971)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	11,259	56,203	(44,944)
Putnam VT Diversified Income Fund (Class IB)	4,651	50,257	(45,606)
Putnam VT Large Cap Value Fund (Class IB)	4,402	32,424	(28,022)
Putnam VT Focused International Equity Fund (Class IB)	354	1,795	(1,441)
Putnam VT High Yield Fund (Class IB)	22,591	32,271	(9,680)
Putnam VT Income Fund (Class IB)	21,709	41,514	(19,805)
Putnam VT International Equity Fund (Class IB)	9,302	11,518	(2,216)
Putnam VT Sustainable Leaders Fund (Class IB)	6,018	9,500	(3,482)
Putnam VT Growth Opportunities Fund (Class IB)	123,965	15,527	108,438
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	256,137	26,971	229,166

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios for each of the periods presented for each Sub-Account that had outstanding units as of and for the period ended December 31, 2021. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the Sub-Account is active, while the expense ratio is annualized.

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB VPS International Growth Portfolio (Class B)
2021	110,351	$18.23	to	$18.23	$2,011,743	—%	to	—%	—%	to	—%	8.01%	to	8.01%
2020	128,117	16.88	to	16.88	2,162,469	—	to	—	1.11	to	1.11	29.60	to	29.60
2019	153,949	13.02	to	13.02	2,004,998	—	to	—	0.28	to	0.28	27.23	to	27.23
2018	171,839	10.24	to	10.24	1,759,009	—	to	—	0.41	to	0.41	(17.60)	to	(17.60)
2017	196,279	12.42	to	12.42	2,438,332	—	to	—	0.94	to	0.94	34.63	to	34.63

AB VPS International Value Portfolio (Class B)
2021	429,549	11.64	to	11.64	5,001,508	—	to	—	1.67	to	1.67	10.85	to	10.85
2020	462,066	10.50	to	10.50	4,853,341	—	to	—	1.51	to	1.51	2.21	to	2.21
2019	537,569	10.28	to	10.28	5,524,270	—	to	—	0.79	to	0.79	16.79	to	16.79
2018	613,380	8.80	to	8.80	5,397,151	—	to	—	1.05	to	1.05	(22.98)	to	(22.98)
2017	771,488	11.42	to	11.42	8,813,380	—	to	—	1.93	to	1.93	25.09	to	25.09

AB VPS Small/Mid Cap Value Portfolio (Class B)
2021	378,026	41.38	to	41.38	15,644,499	—	to	—	0.61	to	0.61	35.60	to	35.60
2020	371,766	30.52	to	30.52	11,345,852	—	to	—	0.80	to	0.80	3.05	to	3.05
2019	409,814	29.61	to	29.61	12,136,424	—	to	—	0.32	to	0.32	19.90	to	19.90
2018	435,364	24.70	to	24.70	10,752,988	—	to	—	0.23	to	0.23	(15.29)	to	(15.29)
2017	466,349	29.16	to	29.16	13,598,026	—	to	—	0.23	to	0.23	12.85	to	12.85

American Funds IS Asset Allocation Fund (Class 2)
2021	2,452,757	46.53	to	46.53	114,118,258	—	to	—	1.53	to	1.53	15.10	to	15.10
2020	2,616,497	40.42	to	40.42	105,765,200	—	to	—	1.65	to	1.65	12.46	to	12.46
2019	2,815,389	35.94	to	35.94	101,198,582	—	to	—	1.90	to	1.90	21.23	to	21.23
2018	3,057,649	29.65	to	29.65	90,658,668	—	to	—	1.63	to	1.63	(4.60)	to	(4.60)
2017	3,275,833	31.08	to	31.08	101,815,763	—	to	—	1.53	to	1.53	16.23	to	16.23

SA-87

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Funds IS Washington Mutual Investors Fund (Class 2)
2021	1,545,923	$53.66	to	$53.66	$82,951,519	—%	to	—%	1.45%	to	1.45%	27.78%	to	27.78%
2020	1,629,684	41.99	to	41.99	68,434,870	—	to	—	1.75	to	1.75	8.68	to	8.68
2019	1,735,352	38.64	to	38.64	67,049,926	—	to	—	2.04	to	2.04	21.38	to	21.38
2018	1,870,691	31.83	to	31.83	59,548,559	—	to	—	1.89	to	1.89	(8.66)	to	(8.66)
2017	2,024,855	34.85	to	34.85	70,564,159	—	to	—	1.98	to	1.98	17.04	to	17.04

American Funds IS The Bond Fund of America (Class 2)
2021	2,581,518	19.49	to	19.49	50,309,508	—	to	—	1.41	to	1.41	(0.31)	to	(0.31)
2020	2,765,733	19.55	to	19.55	54,065,764	—	to	—	2.24	to	2.24	9.73	to	9.73
2019	2,531,572	17.81	to	17.81	45,098,129	—	to	—	2.59	to	2.59	9.36	to	9.36
2018	2,611,549	16.29	to	16.29	42,541,741	—	to	—	2.36	to	2.36	(0.71)	to	(0.71)
2017	3,041,900	16.41	to	16.41	49,907,849	—	to	—	1.97	to	1.97	3.66	to	3.66

American Funds IS Global Growth Fund (Class 2)
2021	16,339,403	6.57	to	6.57	107,294,813	—	to	—	0.33	to	0.33	16.42	to	16.42
2020	17,320,318	5.64	to	5.64	97,693,867	—	to	—	0.35	to	0.35	30.47	to	30.47
2019	18,850,690	4.32	to	4.32	81,496,622	—	to	—	1.11	to	1.11	35.28	to	35.28
2018	20,313,376	3.20	to	3.20	64,918,908	—	to	—	0.66	to	0.66	(9.05)	to	(9.05)
2017	21,802,220	3.51	to	3.51	76,606,025	—	to	—	0.67	to	0.67	31.47	to	31.47

American Funds IS Global Small Capitalization Fund (Class 2)
2021	6,699,358	5.95	to	5.95	39,886,769	—	to	—	—	to	—	6.74	to	6.74
2020	7,036,908	5.58	to	5.58	39,251,520	—	to	—	0.16	to	0.16	29.72	to	29.72
2019	7,539,723	4.30	to	4.30	32,419,527	—	to	—	0.16	to	0.16	31.52	to	31.52
2018	8,170,707	3.27	to	3.27	26,712,331	—	to	—	0.08	to	0.08	(10.55)	to	(10.55)
2017	8,744,632	3.65	to	3.65	31,959,445	—	to	—	0.43	to	0.43	25.89	to	25.89

American Funds IS Growth Fund (Class 2)
2021	68,273,611	7.11	to	7.11	485,290,875	—	to	—	0.22	to	0.22	21.99	to	21.99
2020	73,017,366	5.83	to	5.83	425,457,587	—	to	—	0.32	to	0.32	52.08	to	52.08
2019	80,243,232	3.83	to	3.83	307,444,720	—	to	—	0.75	to	0.75	30.77	to	30.77
2018	87,051,411	2.93	to	2.93	255,050,189	—	to	—	0.42	to	0.42	(0.25)	to	(0.25)
2017	95,490,820	2.94	to	2.94	280,474,681	—	to	—	0.50	to	0.50	28.29	to	28.29

American Funds IS Growth-Income Fund (Class 2)
2021	52,173,166	5.74	to	5.74	299,325,800	—	to	—	1.12	to	1.12	24.09	to	24.09
2020	55,708,766	4.62	to	4.62	257,553,883	—	to	—	1.37	to	1.37	13.55	to	13.55
2019	60,012,178	4.07	to	4.07	244,348,585	—	to	—	1.67	to	1.67	26.14	to	26.14
2018	64,133,709	3.23	to	3.23	207,019,766	—	to	—	1.38	to	1.38	(1.79)	to	(1.79)
2017	69,684,082	3.29	to	3.29	229,027,189	—	to	—	1.39	to	1.39	22.38	to	22.38

American Funds IS International Fund (Class 2)
2021	1,574,402	43.40	to	43.40	68,323,897	—	to	—	2.41	to	2.41	(1.50)	to	(1.50)
2020	1,643,080	44.06	to	44.06	72,386,956	—	to	—	0.66	to	0.66	13.97	to	13.97
2019	1,747,986	38.65	to	38.65	67,567,489	—	to	—	1.44	to	1.44	22.88	to	22.88
2018	1,868,861	31.46	to	31.46	58,787,934	—	to	—	1.66	to	1.66	(13.13)	to	(13.13)
2017	2,009,960	36.21	to	36.21	72,784,793	—	to	—	1.26	to	1.26	32.14	to	32.14

American Funds IS New World Fund® (Class 2)
2021	646,725	62.76	to	62.76	40,588,379	—	to	—	0.85	to	0.85	4.92	to	4.92
2020	674,545	59.82	to	59.82	40,348,539	—	to	—	0.07	to	0.07	23.58	to	23.58
2019	724,986	48.40	to	48.40	35,090,744	—	to	—	0.95	to	0.95	29.14	to	29.14
2018	780,597	37.48	to	37.48	29,256,003	—	to	—	0.83	to	0.83	(14.04)	to	(14.04)
2017	838,632	43.60	to	43.60	36,563,579	—	to	—	0.94	to	0.94	29.44	to	29.44

SA-88

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Asset Manager Portfolio (Initial Class)
2021	133,841	$6.17	to	$6.17	$825,539	—%	to	—%	1.62%	to	1.62%	9.92%	to	9.92%
2020	141,096	5.61	to	5.61	791,747	—	to	—	1.50	to	1.50	14.87	to	14.87
2019	150,909	4.88	to	4.88	737,184	—	to	—	1.76	to	1.76	18.25	to	18.25
2018	163,144	4.13	to	4.13	673,969	—	to	—	1.67	to	1.67	(5.35)	to	(5.35)
2017	175,078	4.36	to	4.36	764,157	—	to	—	1.86	to	1.86	14.10	to	14.10

Fidelity® VIP Equity-Income Portfolio (Initial Class)
2021	3,434,075	9.47	to	9.47	32,508,087	—	to	—	1.90	to	1.90	24.89	to	24.89
2020	3,694,050	7.58	to	7.58	27,999,384	—	to	—	1.80	to	1.80	6.69	to	6.69
2019	4,050,215	7.10	to	7.10	28,772,688	—	to	—	2.01	to	2.01	27.44	to	27.44
2018	4,375,337	5.57	to	5.57	24,389,135	—	to	—	2.23	to	2.23	(8.29)	to	(8.29)
2017	4,863,514	6.08	to	6.08	29,561,462	—	to	—	1.69	to	1.69	12.89	to	12.89

Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)
2021	237,005	22.15	to	22.15	5,248,604	—	to	—	0.81	to	0.81	5.60	to	5.60
2020	244,599	20.97	to	20.97	5,129,728	—	to	—	1.05	to	1.05	12.24	to	12.24
2019	260,624	18.69	to	18.69	4,869,779	—	to	—	3.33	to	3.33	15.75	to	15.75
2018	71,689	16.14	to	16.14	1,157,250	—	to	—	1.23	to	1.23	(4.26)	to	(4.26)
2017	108,258	16.86	to	16.86	1,825,346	—	to	—	1.19	to	1.19	12.80	to	12.80

Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
2021	85,833	24.59	to	24.59	2,110,764	—	to	—	1.07	to	1.07	9.26	to	9.26
2020	61,244	22.51	to	22.51	1,378,390	—	to	—	0.95	to	0.95	14.72	to	14.72
2019	91,464	19.62	to	19.62	1,794,392	—	to	—	1.80	to	1.80	19.88	to	19.88
2018	64,587	16.37	to	16.37	1,056,998	—	to	—	1.14	to	1.14	(6.08)	to	(6.08)
2017	81,034	17.42	to	17.42	1,411,982	—	to	—	1.28	to	1.28	16.26	to	16.26

Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)
2021	232,504	27.65	to	27.65	6,428,307	—	to	—	0.98	to	0.98	12.07	to	12.07
2020	173,556	24.67	to	24.67	4,281,693	—	to	—	1.04	to	1.04	16.64	to	16.64
2019	181,365	21.15	to	21.15	3,835,931	—	to	—	1.83	to	1.83	24.11	to	24.11
2018	170,019	17.04	to	17.04	2,897,371	—	to	—	1.18	to	1.18	(8.05)	to	(8.05)
2017	169,201	18.53	to	18.53	3,136,004	—	to	—	1.25	to	1.25	20.69	to	20.69

Fidelity® VIP Government Money Market Portfolio (Service Class)
2021	2,938,970	10.45	to	10.45	30,716,999	—	to	—	0.01	to	0.01	0.01	to	0.01
2020	3,150,513	10.45	to	10.45	32,926,297	—	to	—	0.22	to	0.22	0.28	to	0.28
2019	2,114,992	10.42	to	10.42	22,042,718	—	to	—	1.89	to	1.89	1.92	to	1.92
2018	1,724,434	10.23	to	10.23	17,634,325	—	to	—	1.53	to	1.53	1.55	to	1.55
2017	2,006,660	10.07	to	10.07	20,207,242	—	to	—	0.57	to	0.57	0.57	to	0.57

Fidelity® VIP Contrafund® Portfolio (Service Class 2)
2021	1,447,369	56.05	to	56.05	81,130,319	—	to	—	0.03	to	0.03	27.51	to	27.51
2020	1,529,923	43.96	to	43.96	67,255,497	—	to	—	0.08	to	0.08	30.23	to	30.23
2019	1,647,605	33.75	to	33.75	55,614,561	—	to	—	0.22	to	0.22	31.27	to	31.27
2018	1,864,094	25.71	to	25.71	47,931,709	—	to	—	0.43	to	0.43	(6.64)	to	(6.64)
2017	1,980,291	27.54	to	27.54	54,540,729	—	to	—	0.78	to	0.78	21.59	to	21.59

Fidelity® VIP Mid Cap Portfolio (Service Class 2)
2021	855,231	45.28	to	45.28	38,726,324	—	to	—	0.36	to	0.36	25.31	to	25.31
2020	898,601	36.14	to	36.14	32,472,705	—	to	—	0.40	to	0.40	17.87	to	17.87
2019	975,477	30.66	to	30.66	29,907,176	—	to	—	0.67	to	0.67	23.17	to	23.17
2018	1,059,130	24.89	to	24.89	26,362,982	—	to	—	0.40	to	0.40	(14.77)	to	(14.77)
2017	1,149,643	29.21	to	29.21	33,575,620	—	to	—	0.49	to	0.49	20.54	to	20.54

SA-89

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Overseas Portfolio (Initial Class)
2021	95,219	$5.55	to	$5.55	$528,188	—%	to	—%	0.53%	to	0.53%	19.70%	to	19.70%
2020	100,181	4.63	to	4.63	464,265	—	to	—	0.40	to	0.40	15.61	to	15.61
2019	125,835	4.01	to	4.01	504,403	—	to	—	1.71	to	1.71	27.77	to	27.77
2018	135,400	3.14	to	3.14	424,789	—	to	—	1.53	to	1.53	(14.81)	to	(14.81)
2017	143,962	3.68	to	3.68	530,147	—	to	—	1.32	to	1.32	30.28	to	30.28

Franklin Income VIP Fund (Class 2)
2021	1,502,992	26.62	to	26.62	40,015,034	—	to	—	4.67	to	4.67	16.75	to	16.75
2020	1,576,179	22.80	to	22.80	35,941,632	—	to	—	5.90	to	5.90	0.69	to	0.69
2019	1,666,961	22.65	to	22.65	37,749,686	—	to	—	5.38	to	5.38	16.06	to	16.06
2018	1,790,296	19.51	to	19.51	34,932,966	—	to	—	4.83	to	4.83	(4.30)	to	(4.30)
2017	1,969,888	20.39	to	20.39	40,165,738	—	to	—	4.14	to	4.14	9.67	to	9.67

Franklin Mutual Global Discovery VIP Fund (Class 2)
2021	975,114	27.65	to	27.65	26,958,577	—	to	—	2.69	to	2.69	19.13	to	19.13
2020	1,021,774	23.21	to	23.21	23,712,924	—	to	—	2.33	to	2.33	(4.46)	to	(4.46)
2019	1,126,416	24.29	to	24.29	27,362,434	—	to	—	1.63	to	1.63	24.37	to	24.37
2018	1,244,211	19.53	to	19.53	24,302,050	—	to	—	2.30	to	2.30	(11.22)	to	(11.22)
2017	1,382,147	22.00	to	22.00	30,407,026	—	to	—	1.77	to	1.77	8.60	to	8.60

Franklin Mutual Shares VIP Fund (Class 2)
2021	1,197,468	35.82	to	35.82	42,890,395	—	to	—	2.87	to	2.87	19.17	to	19.17
2020	1,321,914	30.06	to	30.06	39,731,962	—	to	—	2.78	to	2.78	(5.04)	to	(5.04)
2019	1,507,326	31.65	to	31.65	47,710,915	—	to	—	1.80	to	1.80	22.57	to	22.57
2018	1,705,970	25.82	to	25.82	44,054,537	—	to	—	2.39	to	2.39	(9.07)	to	(9.07)
2017	1,926,671	28.40	to	28.40	54,714,210	—	to	—	2.24	to	2.24	8.35	to	8.35

Franklin Small Cap Value VIP Fund (Class 2)
2021	545,686	62.74	to	62.74	34,236,311	—	to	—	1.01	to	1.01	25.37	to	25.37
2020	564,157	50.05	to	50.05	28,233,574	—	to	—	1.50	to	1.50	5.19	to	5.19
2019	598,663	47.58	to	47.58	28,482,514	—	to	—	1.05	to	1.05	26.35	to	26.35
2018	644,695	37.66	to	37.66	24,276,309	—	to	—	0.89	to	0.89	(12.88)	to	(12.88)
2017	708,358	43.22	to	43.22	30,615,548	—	to	—	0.52	to	0.52	10.65	to	10.65

Franklin Strategic Income VIP Fund (Class 1)
2021	506,272	18.82	to	18.82	9,529,954	—	to	—	3.43	to	3.43	2.28	to	2.28
2020	537,599	18.40	to	18.40	9,893,729	—	to	—	4.99	to	4.99	3.75	to	3.75
2019	599,878	17.74	to	17.74	10,640,431	—	to	—	5.39	to	5.39	8.41	to	8.41
2018	639,756	16.36	to	16.36	10,467,918	—	to	—	2.87	to	2.87	(1.91)	to	(1.91)
2017	697,920	16.68	to	16.68	11,642,249	—	to	—	3.07	to	3.07	4.74	to	4.74

Putnam VT George Putnam Balanced Fund (Class IA)
2021	10,611	40.40	to	40.40	428,716	—	to	—	1.03	to	1.03	14.28	to	14.28
2020	11,572	35.35	to	35.35	409,086	—	to	—	1.36	to	1.36	15.61	to	15.61
2019	12,712	30.58	to	30.58	388,719	—	to	—	1.60	to	1.60	24.35	to	24.35
2018	13,861	24.59	to	24.59	340,875	—	to	—	0.92	to	0.92	(2.82)	to	(2.82)
2017	16,124	25.30	to	25.30	408,030	—	to	—	1.85	to	1.85	15.29	to	15.29

Hartford Balanced HLS Fund (Class IA)
2021	8,637,753	9.86	to	9.86	85,163,749	—	to	—	1.01	to	1.01	19.64	to	19.64
2020	9,166,266	8.24	to	8.24	75,536,538	—	to	—	1.69	to	1.69	11.62	to	11.62
2019	10,049,534	7.38	to	7.38	74,196,714	—	to	—	1.91	to	1.91	22.80	to	22.80
2018	10,786,166	6.01	to	6.01	64,851,393	—	to	—	1.94	to	1.94	(5.24)	to	(5.24)
2017	11,775,426	6.34	to	6.34	74,715,076	—	to	—	2.33	to	2.33	15.59	to	15.59

SA-90

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford Capital Appreciation HLS Fund (Class IA)
2021	9,686,761	$24.67	to	$24.67	$238,961,348	—%	to	—%	0.47%	to	0.47%	14.76%	to	14.76%
2020	10,434,135	21.50	to	21.50	224,290,493	—	to	—	0.96	to	0.96	21.92	to	21.92
2019	11,493,295	17.63	to	17.63	202,647,711	—	to	—	1.18	to	1.18	31.28	to	31.28
2018	12,655,556	13.43	to	13.43	169,972,722	—	to	—	0.90	to	0.90	(6.96)	to	(6.96)
2017	13,927,720	14.43	to	14.43	201,044,136	—	to	—	1.11	to	1.11	22.14	to	22.14

Hartford Disciplined Equity HLS Fund (Class IA)
2021	16,045,870	7.53	to	7.53	120,799,892	—	to	—	0.57	to	0.57	25.52	to	25.52
2020	17,506,837	6.00	to	6.00	105,005,133	—	to	—	0.64	to	0.64	18.04	to	18.04
2019	5,631,679	5.08	to	5.08	28,615,912	—	to	—	0.90	to	0.90	34.12	to	34.12
2018	6,246,011	3.79	to	3.79	23,663,076	—	to	—	0.73	to	0.73	(1.99)	to	(1.99)
2017	6,907,218	3.87	to	3.87	26,700,196	—	to	—	0.94	to	0.94	21.92	to	21.92

Hartford Dividend and Growth HLS Fund (Class IA)
2021	11,431,350	16.77	to	16.77	191,703,049	—	to	—	1.31	to	1.31	32.00	to	32.00
2020	12,175,843	12.70	to	12.70	154,692,622	—	to	—	2.07	to	2.07	7.77	to	7.77
2019	11,863,737	11.79	to	11.79	139,861,006	—	to	—	1.93	to	1.93	28.60	to	28.60
2018	12,781,831	9.17	to	9.17	117,169,508	—	to	—	1.91	to	1.91	(5.32)	to	(5.32)
2017	13,981,635	9.68	to	9.68	135,367,397	—	to	—	1.65	to	1.65	18.36	to	18.36

Hartford International Opportunities HLS Fund (Class IA)
2021	7,993,902	6.90	to	6.90	55,139,615	—	to	—	1.02	to	1.02	7.82	to	7.82
2020	8,327,523	6.40	to	6.40	53,276,081	—	to	—	1.93	to	1.93	20.45	to	20.45
2019	8,826,110	5.31	to	5.31	46,879,264	—	to	—	1.87	to	1.87	26.42	to	26.42
2018	9,399,955	4.20	to	4.20	39,492,219	—	to	—	1.93	to	1.93	(18.74)	to	(18.74)
2017	9,651,408	5.17	to	5.17	49,902,507	—	to	—	1.43	to	1.43	25.25	to	25.25

Hartford MidCap HLS Fund (Class IA)
2021	5,508,184	17.97	to	17.97	98,961,472	—	to	—	—	to	—	9.91	to	9.91
2020	5,922,303	16.35	to	16.35	96,810,639	—	to	—	0.06	to	0.06	25.11	to	25.11
2019	5,961,344	13.07	to	13.07	77,893,361	—	to	—	0.18	to	0.18	32.87	to	32.87
2018	6,696,977	9.83	to	9.83	65,860,143	—	to	—	0.03	to	0.03	(7.44)	to	(7.44)
2017	7,239,317	10.63	to	10.63	76,920,207	—	to	—	—	to	—	24.47	to	24.47

Hartford Small Company HLS Fund (Class IA)
2021	4,247,401	10.28	to	10.28	43,674,031	—	to	—	—	to	—	1.56	to	1.56
2020	4,562,614	10.12	to	10.12	46,193,912	—	to	—	—	to	—	55.52	to	55.52
2019	5,487,025	6.51	to	6.51	35,721,852	—	to	—	—	to	—	37.00	to	37.00
2018	5,914,631	4.75	to	4.75	28,107,152	—	to	—	—	to	—	(4.23)	to	(4.23)
2017	6,345,821	4.96	to	4.96	31,488,790	—	to	—	—	to	—	26.36	to	26.36

Hartford Stock HLS Fund (Class IA)
2021	7,493,213	15.22	to	15.22	114,026,619	—	to	—	1.22	to	1.22	24.98	to	24.98
2020	8,057,788	12.18	to	12.18	98,109,773	—	to	—	1.66	to	1.66	12.08	to	12.08
2019	8,854,296	10.86	to	10.86	96,191,477	—	to	—	1.63	to	1.63	31.22	to	31.22
2018	9,680,808	8.28	to	8.28	80,148,088	—	to	—	1.54	to	1.54	(0.14)	to	(0.14)
2017	10,586,643	8.29	to	8.29	87,772,905	—	to	—	1.79	to	1.79	19.85	to	19.85

Hartford Total Return Bond HLS Fund (Class IA)
2021	21,425,619	4.39	to	4.39	94,155,310	—	to	—	2.43	to	2.43	(0.94)	to	(0.94)
2020	21,320,690	4.44	to	4.44	94,587,750	—	to	—	3.70	to	3.70	9.02	to	9.02
2019	21,371,053	4.07	to	4.07	86,962,875	—	to	—	3.94	to	3.94	10.65	to	10.65
2018	22,614,938	3.68	to	3.68	83,168,017	—	to	—	3.92	to	3.92	(0.81)	to	(0.81)
2017	24,331,505	3.71	to	3.71	90,209,056	—	to	—	2.94	to	2.94	5.16	to	5.16

SA-91

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford Ultrashort Bond HLS Fund (Class IA)
2021	21,301,154	$1.94	to	$1.94	$41,362,155	—%	to	—%	0.71%	to	0.71%	(0.19)%	to	(0.19)%
2020	22,213,870	1.95	to	1.95	43,215,086	—	to	—	2.19	to	2.19	1.44	to	1.44
2019	17,914,547	1.92	to	1.92	34,357,772	—	to	—	1.91	to	1.91	2.82	to	2.82
2018	18,681,278	1.87	to	1.87	34,847,121	—	to	—	1.14	to	1.14	1.57	to	1.57
2017	21,078,592	1.84	to	1.84	38,711,466	—	to	—	0.80	to	0.80	1.01	to	1.01

Invesco V.I. American Franchise Fund (Series I)
2021	93,631	43.56	to	43.56	4,078,125	—	to	—	—	to	—	11.93	to	11.93
2020	102,303	38.91	to	38.91	3,981,032	—	to	—	0.08	to	0.08	42.35	to	42.35
2019	109,831	27.34	to	27.34	3,002,364	—	to	—	—	to	—	36.76	to	36.76
2018	118,923	19.99	to	19.99	2,377,171	—	to	—	—	to	—	(3.62)	to	(3.62)
2017	149,292	20.74	to	20.74	3,096,433	—	to	—	0.08	to	0.08	27.34	to	27.34

Invesco V.I. American Value Fund (Series II)
2021	113,352	29.71	to	29.71	3,368,142	—	to	—	0.23	to	0.23	27.62	to	27.62
2020	118,542	23.28	to	23.28	2,759,935	—	to	—	0.66	to	0.66	0.86	to	0.86
2019	147,466	23.08	to	23.08	3,404,137	—	to	—	0.41	to	0.41	24.71	to	24.71
2018	170,667	18.51	to	18.51	3,159,128	—	to	—	0.19	to	0.19	(12.87)	to	(12.87)
2017	193,840	21.24	to	21.24	4,117,866	—	to	—	0.61	to	0.61	9.68	to	9.68

Invesco V.I. Balanced-Risk Allocation Fund (Series I)
2021	196,193	20.35	to	20.35	3,991,926	—	to	—	3.26	to	3.26	9.54	to	9.54
2020	194,480	18.57	to	18.57	3,612,306	—	to	—	7.33	to	7.33	10.22	to	10.22
2019	247,558	16.85	to	16.85	4,171,625	—	to	—	—	to	—	15.21	to	15.21
2018	268,756	14.63	to	14.63	3,931,099	—	to	—	1.55	to	1.55	(6.46)	to	(6.46)
2017	284,658	15.64	to	15.64	4,451,247	—	to	—	4.12	to	4.12	10.16	to	10.16

Invesco V.I. Comstock Fund (Series II)
2021	828,547	35.94	to	35.94	29,779,798	—	to	—	1.64	to	1.64	33.04	to	33.04
2020	867,683	27.02	to	27.02	23,441,020	—	to	—	2.19	to	2.19	(1.09)	to	(1.09)
2019	916,067	27.31	to	27.31	25,020,315	—	to	—	1.70	to	1.70	24.94	to	24.94
2018	1,012,470	21.86	to	21.86	22,133,339	—	to	—	1.44	to	1.44	(12.37)	to	(12.37)
2017	1,112,629	24.95	to	24.95	27,755,121	—	to	—	1.96	to	1.96	17.57	to	17.57

Invesco V.I. Core Equity Fund (Series I)
2021	27,045	48.96	to	48.96	1,324,093	—	to	—	0.66	to	0.66	27.74	to	27.74
2020	28,859	38.33	to	38.33	1,106,088	—	to	—	1.35	to	1.35	13.85	to	13.85
2019	30,666	33.66	to	33.66	1,032,377	—	to	—	0.95	to	0.95	28.96	to	28.96
2018	36,292	26.10	to	26.10	947,370	—	to	—	0.83	to	0.83	(9.39)	to	(9.39)
2017	48,275	28.81	to	28.81	1,390,832	—	to	—	1.02	to	1.02	13.17	to	13.17

Invesco V.I. International Growth Fund (Series I)
2021	262,836	20.13	to	20.13	5,289,719	—	to	—	1.26	to	1.26	5.89	to	5.89
2020	282,108	19.01	to	19.01	5,361,829	—	to	—	2.38	to	2.38	14.00	to	14.00
2019	307,648	16.67	to	16.67	5,129,374	—	to	—	1.58	to	1.58	28.57	to	28.57
2018	342,407	12.97	to	12.97	4,440,255	—	to	—	1.99	to	1.99	(14.98)	to	(14.98)
2017	369,022	15.25	to	15.25	5,628,273	—	to	—	1.43	to	1.43	23.00	to	23.00

Invesco V.I. Main Street Mid Cap Fund® (Series I)
2021	240,793	47.22	to	47.22	11,369,326	—	to	—	0.45	to	0.45	23.24	to	23.24
2020	256,908	38.31	to	38.31	9,842,433	—	to	—	0.72	to	0.72	9.25	to	9.25
2019	285,539	35.07	to	35.07	10,013,308	—	to	—	0.48	to	0.48	25.28	to	25.28
2018	325,185	27.99	to	27.99	9,102,718	—	to	—	0.50	to	0.50	(11.35)	to	(11.35)
2017	368,242	31.58	to	31.58	11,627,783	—	to	—	0.52	to	0.52	14.92	to	14.92

SA-92

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Small Cap Equity Fund (Series I)
2021	155,679	$43.68	to	$43.68	$6,799,979	—%	to	—%	0.17%	to	0.17%	20.40%	to	20.40%
2020	154,045	36.28	to	36.28	5,588,440	—	to	—	0.35	to	0.35	27.24	to	27.24
2019	176,277	28.51	to	28.51	5,025,799	—	to	—	—	to	—	26.60	to	26.60
2018	194,490	22.52	to	22.52	4,380,044	—	to	—	—	to	—	(15.08)	to	(15.08)
2017	214,184	26.52	to	26.52	5,680,097	—	to	—	—	to	—	14.06	to	14.06

Lord Abbett Bond Debenture Portfolio (Class VC)
2021	336,998	24.52	to	24.52	8,264,106	—	to	—	3.05	to	3.05	3.28	to	3.28
2020	348,032	23.74	to	23.74	8,263,870	—	to	—	3.84	to	3.84	7.30	to	7.30
2019	364,288	22.13	to	22.13	8,061,080	—	to	—	3.92	to	3.92	13.35	to	13.35
2018	354,637	19.52	to	19.52	6,922,995	—	to	—	4.19	to	4.19	(4.02)	to	(4.02)
2017	395,221	20.34	to	20.34	8,038,288	—	to	—	4.25	to	4.25	9.21	to	9.21

Lord Abbett Dividend Growth Portfolio (Class VC)
2021	298,847	46.62	to	46.62	13,932,839	—	to	—	0.71	to	0.71	25.62	to	25.62
2020	325,641	37.11	to	37.11	12,085,630	—	to	—	0.99	to	0.99	15.42	to	15.42
2019	350,367	32.16	to	32.16	11,266,539	—	to	—	1.55	to	1.55	26.45	to	26.45
2018	397,587	25.43	to	25.43	10,111,083	—	to	—	1.79	to	1.79	(4.67)	to	(4.67)
2017	413,956	26.68	to	26.68	11,043,326	—	to	—	1.67	to	1.67	19.12	to	19.12

Lord Abbett Growth and Income Portfolio (Class VC)
2021	370,785	33.07	to	33.07	12,260,803	—	to	—	1.06	to	1.06	29.02	to	29.02
2020	383,203	25.63	to	25.63	9,821,328	—	to	—	1.73	to	1.73	2.70	to	2.70
2019	402,836	24.96	to	24.96	10,053,323	—	to	—	1.68	to	1.68	22.49	to	22.49
2018	407,164	20.37	to	20.37	8,295,478	—	to	—	1.37	to	1.37	(8.14)	to	(8.14)
2017	434,605	22.18	to	22.18	9,639,612	—	to	—	1.34	to	1.34	13.38	to	13.38

MFS® Investors Trust Series (Initial Class)
2021	82,895	50.56	to	50.56	4,191,264	—	to	—	0.64	to	0.64	26.81	to	26.81
2020	81,921	39.87	to	39.87	3,266,243	—	to	—	0.62	to	0.62	13.87	to	13.87
2019	90,116	35.01	to	35.01	3,155,397	—	to	—	0.70	to	0.70	31.58	to	31.58
2018	95,397	26.61	to	26.61	2,538,604	—	to	—	0.72	to	0.72	(5.49)	to	(5.49)
2017	68,141	28.16	to	28.16	1,918,591	—	to	—	0.77	to	0.77	23.35	to	23.35

MFS® New Discovery Series (Initial Class)
2021	129,573	85.38	to	85.38	11,062,478	—	to	—	—	to	—	1.80	to	1.80
2020	138,397	83.87	to	83.87	11,606,944	—	to	—	—	to	—	45.89	to	45.89
2019	140,016	57.49	to	57.49	8,049,165	—	to	—	—	to	—	41.70	to	41.70
2018	148,622	40.57	to	40.57	6,029,587	—	to	—	—	to	—	(1.48)	to	(1.48)
2017	153,215	41.18	to	41.18	6,308,998	—	to	—	—	to	—	26.65	to	26.65

MFS® Total Return Bond Series (Initial Class)
2021	621,485	19.16	to	19.16	11,909,354	—	to	—	2.68	to	2.68	(0.81)	to	(0.81)
2020	625,603	19.32	to	19.32	12,086,612	—	to	—	3.44	to	3.44	8.47	to	8.47
2019	672,164	17.81	to	17.81	11,972,344	—	to	—	3.37	to	3.37	10.21	to	10.21
2018	704,505	16.16	to	16.16	11,386,294	—	to	—	3.18	to	3.18	(1.09)	to	(1.09)
2017	740,648	16.34	to	16.34	12,101,850	—	to	—	3.41	to	3.41	4.46	to	4.46

MFS® Total Return Series (Initial Class)
2021	817,446	36.94	to	36.94	30,193,471	—	to	—	1.80	to	1.80	14.12	to	14.12
2020	861,292	32.37	to	32.37	27,877,746	—	to	—	2.29	to	2.29	9.81	to	9.81
2019	909,542	29.47	to	29.47	26,808,671	—	to	—	2.35	to	2.35	20.38	to	20.38
2018	985,796	24.48	to	24.48	24,136,246	—	to	—	2.19	to	2.19	(5.61)	to	(5.61)
2017	1,084,665	25.94	to	25.94	28,135,779	—	to	—	2.32	to	2.32	12.30	to	12.30

SA-93

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MFS® Value Series (Initial Class)
2021	445,330	$35.44	to	$35.44	$15,783,267	—%	to	—%	1.34%	to	1.34%	25.45%	to	25.45%
2020	450,251	28.25	to	28.25	12,720,096	—	to	—	1.58	to	1.58	3.48	to	3.48
2019	508,359	27.30	to	27.30	13,879,356	—	to	—	2.14	to	2.14	29.80	to	29.80
2018	571,555	21.03	to	21.03	12,022,091	—	to	—	1.52	to	1.52	(10.09)	to	(10.09)
2017	571,611	23.39	to	23.39	13,372,030	—	to	—	1.86	to	1.86	17.65	to	17.65

Invesco V.I. Capital Appreciation Fund (Series II)
2021	78,009	49.53	to	49.53	3,863,555	—	to	—	—	to	—	22.28	to	22.28
2020	84,824	40.50	to	40.50	3,435,643	—	to	—	—	to	—	36.24	to	36.24
2019	97,186	29.73	to	29.73	2,889,289	—	to	—	—	to	—	35.85	to	35.85
2018	117,038	21.88	to	21.88	2,561,352	—	to	—	—	to	—	(5.96)	to	(5.96)
2017	149,072	23.27	to	23.27	3,468,982	—	to	—	0.01	to	0.01	26.50	to	26.50

Invesco V.I. Global Fund (Series II)
2021	354,658	43.34	to	43.34	15,370,463	—	to	—	—	to	—	15.17	to	15.17
2020	374,202	37.63	to	37.63	14,081,272	—	to	—	0.45	to	0.45	27.34	to	27.34
2019	406,743	29.55	to	29.55	12,019,947	—	to	—	0.64	to	0.64	31.45	to	31.45
2018	446,146	22.48	to	22.48	10,029,690	—	to	—	0.76	to	0.76	(13.39)	to	(13.39)
2017	471,912	25.96	to	25.96	12,249,387	—	to	—	0.72	to	0.72	36.32	to	36.32

Invesco V.I. Main Street Fund® (Series II)
2021	84,345	44.56	to	44.56	3,758,818	—	to	—	0.51	to	0.51	27.23	to	27.23
2020	88,715	35.03	to	35.03	3,107,378	—	to	—	1.19	to	1.19	13.69	to	13.69
2019	93,973	30.81	to	30.81	2,895,115	—	to	—	0.82	to	0.82	31.74	to	31.74
2018	100,809	23.39	to	23.39	2,357,521	—	to	—	0.90	to	0.90	(8.10)	to	(8.10)
2017	107,153	25.45	to	25.45	2,726,640	—	to	—	1.03	to	1.03	16.63	to	16.63

Invesco V.I. Main Street Small Cap Fund® (Series II)
2021	82,008	43.15	to	43.15	3,538,600	—	to	—	0.18	to	0.18	22.26	to	22.26
2020	82,553	35.29	to	35.29	2,913,490	—	to	—	0.37	to	0.37	19.64	to	19.64
2019	85,565	29.50	to	29.50	2,524,144	—	to	—	—	to	—	26.13	to	26.13
2018	87,099	23.39	to	23.39	2,037,073	—	to	—	0.06	to	0.06	(10.54)	to	(10.54)
2017	76,138	26.14	to	26.14	1,990,474	—	to	—	0.64	to	0.64	13.91	to	13.91

Putnam VT Small Cap Growth Fund (Class IB)
2021	107,320	70.85	to	70.85	7,603,738	—	to	—	—	to	—	13.87	to	13.87
2020	115,415	62.22	to	62.22	7,181,309	—	to	—	—	to	—	48.37	to	48.37
2019	134,080	41.94	to	41.94	5,622,873	—	to	—	—	to	—	37.45	to	37.45
2018	150,684	30.51	to	30.51	4,597,522	—	to	—	—	to	—	(13.84)	to	(13.84)
2017	162,420	35.41	to	35.41	5,751,564	—	to	—	0.49	to	0.49	7.93	to	7.93

Putnam VT Diversified Income Fund (Class IA)
2021	3,579	35.15	to	35.15	125,819	—	to	—	0.92	to	0.92	(6.73)	to	(6.73)
2020	3,701	37.69	to	37.69	139,490	—	to	—	8.08	to	8.08	(0.76)	to	(0.76)
2019	4,019	37.98	to	37.98	152,652	—	to	—	3.77	to	3.77	11.56	to	11.56
2018	4,836	34.04	to	34.04	164,618	—	to	—	4.52	to	4.52	(0.74)	to	(0.74)
2017	5,512	34.30	to	34.30	189,059	—	to	—	6.60	to	6.60	7.42	to	7.42

Putnam VT Large Cap Value Fund (Class IA)
2021	188,914	61.29	to	61.29	11,578,233	—	to	—	1.38	to	1.38	27.62	to	27.62
2020	211,285	48.02	to	48.02	10,146,869	—	to	—	2.01	to	2.01	6.06	to	6.06
2019	241,143	45.28	to	45.28	10,919,448	—	to	—	2.27	to	2.27	30.73	to	30.73
2018	270,803	34.64	to	34.64	9,379,946	—	to	—	0.91	to	0.91	(8.27)	to	(8.27)
2017	300,004	37.76	to	37.76	11,328,536	—	to	—	0.25	to	0.25	19.06	to	19.06

SA-94

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Global Asset Allocation Fund (Class IA)
2021	3,765	$80.69	to	$80.69	$303,782	—%	to	—%	0.91%	to	0.91%	14.25%	to	14.25%
2020	3,908	70.63	to	70.63	275,977	—	to	—	2.18	to	2.18	12.58	to	12.58
2019	4,364	62.73	to	62.73	273,773	—	to	—	1.74	to	1.74	17.42	to	17.42
2018	4,658	53.43	to	53.43	248,855	—	to	—	2.09	to	2.09	(7.02)	to	(7.02)
2017	4,953	57.46	to	57.46	284,630	—	to	—	1.66	to	1.66	15.67	to	15.67

Putnam VT Focused International Equity Fund (Class IA)
2021	58,129	70.53	to	70.53	4,099,691	—	to	—	0.97	to	0.97	12.84	to	12.84
2020	62,135	62.50	to	62.50	3,883,478	—	to	—	0.40	to	0.40	10.32	to	10.32
2019	67,739	56.66	to	56.66	3,837,855	—	to	—	0.00 (1)	to	0.00 (1)	26.92	to	26.92
2018	65,293	44.64	to	44.64	2,914,538	—	to	—	0.56	to	0.56	(12.21)	to	(12.21)
2017	68,920	50.85	to	50.85	3,504,410	—	to	—	1.56	to	1.56	28.71	to	28.71

Putnam VT Global Health Care Fund (Class IA)
2021	16,963	68.82	to	68.82	1,167,454	—	to	—	1.25	to	1.25	19.77	to	19.77
2020	18,304	57.46	to	57.46	1,051,840	—	to	—	0.71	to	0.71	16.47	to	16.47
2019	19,572	49.34	to	49.34	965,603	—	to	—	0.24	to	0.24	30.58	to	30.58
2018	22,550	37.78	to	37.78	851,965	—	to	—	1.19	to	1.19	(0.29)	to	(0.29)
2017	25,057	37.89	to	37.89	949,476	—	to	—	0.76	to	0.76	15.60	to	15.60

Putnam VT High Yield Fund (Class IA)
2021	89,178	62.28	to	62.28	5,554,008	—	to	—	4.87	to	4.87	5.20	to	5.20
2020	88,132	59.20	to	59.20	5,217,550	—	to	—	6.01	to	6.01	5.50	to	5.50
2019	99,984	56.11	to	56.11	5,610,492	—	to	—	6.10	to	6.10	14.55	to	14.55
2018	109,510	48.99	to	48.99	5,364,539	—	to	—	6.01	to	6.01	(3.59)	to	(3.59)
2017	122,450	50.81	to	50.81	6,221,713	—	to	—	6.46	to	6.46	7.22	to	7.22

Putnam VT Income Fund (Class IA)
2021	114,640	43.21	to	43.21	4,953,491	—	to	—	1.62	to	1.62	(4.44)	to	(4.44)
2020	125,869	45.21	to	45.21	5,691,118	—	to	—	5.16	to	5.16	6.01	to	6.01
2019	151,434	42.65	to	42.65	6,458,823	—	to	—	3.46	to	3.46	12.24	to	12.24
2018	158,105	38.00	to	38.00	6,007,736	—	to	—	3.24	to	3.24	0.37	to	0.37
2017	161,247	37.86	to	37.86	6,104,593	—	to	—	4.51	to	4.51	5.90	to	5.90

Putnam VT International Equity Fund (Class IA)
2021	298,571	32.15	to	32.15	9,598,685	—	to	—	1.37	to	1.37	9.09	to	9.09
2020	323,308	29.47	to	29.47	9,527,885	—	to	—	1.84	to	1.84	12.35	to	12.35
2019	344,233	26.23	to	26.23	9,029,445	—	to	—	1.64	to	1.64	25.55	to	25.55
2018	366,836	20.89	to	20.89	7,664,088	—	to	—	1.62	to	1.62	(18.95)	to	(18.95)
2017	379,594	25.78	to	25.78	9,784,321	—	to	—	2.46	to	2.46	26.93	to	26.93

Putnam VT Emerging Markets Equity Fund (Class IA)
2021	4,911	32.56	to	32.56	159,902	—	to	—	0.69	to	0.69	(3.94)	to	(3.94)
2020	5,147	33.90	to	33.90	174,471	—	to	—	0.28	to	0.28	28.25	to	28.25
2019	6,344	26.43	to	26.43	167,688	—	to	—	—	to	—	25.21	to	25.21
2018	6,898	21.11	to	21.11	145,604	—	to	—	0.14	to	0.14	(18.40)	to	(18.40)
2017	7,901	25.87	to	25.87	204,411	—	to	—	1.29	to	1.29	35.37	to	35.37

Putnam VT International Value Fund (Class IA)
2021	11,076	28.47	to	28.47	315,315	—	to	—	2.17	to	2.17	15.28	to	15.28
2020	11,680	24.70	to	24.70	288,459	—	to	—	2.71	to	2.71	4.23	to	4.23
2019	12,540	23.69	to	23.69	297,118	—	to	—	3.04	to	3.04	20.44	to	20.44
2018	14,705	19.67	to	19.67	289,282	—	to	—	2.28	to	2.28	(17.38)	to	(17.38)
2017	16,184	23.81	to	23.81	385,339	—	to	—	1.71	to	1.71	25.06	to	25.06

SA-95

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Multi-Cap Core Fund (Class IA)
2021	19,007	$49.14	to	$49.14	$933,921	—%	to	—%	0.84%	to	0.84%	31.32%	to	31.32%
2020	19,899	37.42	to	37.42	744,571	—	to	—	1.19	to	1.19	17.64	to	17.64
2019	20,972	31.81	to	31.81	667,044	—	to	—	1.36	to	1.36	32.00	to	32.00
2018	22,284	24.10	to	24.10	536,952	—	to	—	1.42	to	1.42	(7.44)	to	(7.44)
2017	25,824	26.03	to	26.03	672,290	—	to	—	1.31	to	1.31	23.14	to	23.14

Putnam VT Government Money Market Fund (Class IA)
2021	13,890	1.88	to	1.88	26,047	—	to	—	0.01	to	0.01	0.00 (1)	to	0.00 (1)
2020	14,402	1.88	to	1.88	27,007	—	to	—	0.24	to	0.24	0.23	to	0.23
2019	14,865	1.87	to	1.87	27,812	—	to	—	1.79	to	1.79	1.80	to	1.80
2018	15,333	1.84	to	1.84	28,179	—	to	—	1.42	to	1.42	1.43	to	1.43
2017	15,796	1.81	to	1.81	28,623	—	to	—	0.47	to	0.47	0.48	to	0.48

Putnam VT Sustainable Leaders Fund (Class IA)
2021	116,123	132.30	to	132.30	15,362,477	—	to	—	0.34	to	0.34	23.84	to	23.84
2020	127,311	106.83	to	106.83	13,600,461	—	to	—	0.63	to	0.63	29.06	to	29.06
2019	134,887	82.77	to	82.77	11,164,836	—	to	—	0.66	to	0.66	36.72	to	36.72
2018	153,335	60.54	to	60.54	9,283,033	—	to	—	0.01	to	0.01	(1.28)	to	(1.28)
2017	167,375	61.33	to	61.33	10,264,621	—	to	—	0.85	to	0.85	29.55	to	29.55

Putnam VT Small Cap Value Fund (Class IB)
2021	266,190	31.88	to	31.88	8,486,399	—	to	—	0.68	to	0.68	39.90	to	39.90
2020	249,086	22.79	to	22.79	5,676,225	—	to	—	1.07	to	1.07	3.96	to	3.96
2019	265,715	21.92	to	21.92	5,824,319	—	to	—	0.66	to	0.66	24.24	to	24.24
2018	278,975	17.64	to	17.64	4,921,884	—	to	—	0.40	to	0.40	(19.93)	to	(19.93)
2017	287,733	22.03	to	22.03	6,339,697	—	to	—	0.71	to	0.71	7.87	to	7.87

Templeton Foreign VIP Fund (Class 2)
2021	82,785	23.21	to	23.21	1,921,465	—	to	—	1.79	to	1.79	4.16	to	4.16
2020	93,293	22.28	to	22.28	2,078,901	—	to	—	3.39	to	3.39	(1.16)	to	(1.16)
2019	114,054	22.54	to	22.54	2,571,307	—	to	—	1.77	to	1.77	12.53	to	12.53
2018	127,690	20.03	to	20.03	2,558,216	—	to	—	2.69	to	2.69	(15.44)	to	(15.44)
2017	130,204	23.69	to	23.69	3,084,941	—	to	—	2.57	to	2.57	16.69	to	16.69

Templeton Global Bond VIP Fund (Class 2)
2021	571,755	17.61	to	17.61	10,070,600	—	to	—	—	to	—	(4.99)	to	(4.99)
2020	616,341	18.54	to	18.54	11,426,386	—	to	—	8.72	to	8.72	(5.28)	to	(5.28)
2019	737,930	19.57	to	19.57	14,443,328	—	to	—	7.03	to	7.03	2.01	to	2.01
2018	797,499	19.19	to	19.19	15,301,190	—	to	—	—	to	—	1.94	to	1.94
2017	905,448	18.82	to	18.82	17,042,048	—	to	—	—	to	—	1.93	to	1.93

Templeton Growth VIP Fund (Class 2)
2021	625,712	18.37	to	18.37	11,495,931	—	to	—	1.10	to	1.10	4.87	to	4.87
2020	649,325	17.52	to	17.52	11,375,602	—	to	—	2.99	to	2.99	5.80	to	5.80
2019	690,029	16.56	to	16.56	11,426,134	—	to	—	2.79	to	2.79	15.15	to	15.15
2018	738,429	14.38	to	14.38	10,618,467	—	to	—	1.99	to	1.99	(14.85)	to	(14.85)
2017	798,320	16.89	to	16.89	13,481,557	—	to	—	1.62	to	1.62	18.50	to	18.50

Morgan Stanley VIF Discovery Portfolio (Class II)
2021	120,728	71.33	to	71.33	8,611,453	—	to	—	—	to	—	(11.19)	to	(11.19)
2020	141,309	80.32	to	80.32	11,350,024	—	to	—	—	to	—	152.04	to	152.04
2019	116,568	31.87	to	31.87	3,714,773	—	to	—	—	to	—	39.97	to	39.97
2018	130,639	22.77	to	22.77	2,974,442	—	to	—	—	to	—	10.53	to	10.53
2017	107,670	20.60	to	20.60	2,217,977	—	to	—	—	to	—	38.60	to	38.60

SA-96

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Growth Opportunities Fund (Class IA)
2021	855,955	$33.33	to	$33.33	$28,527,246	—%	to	—%	—%	to	—%	23.00%	to	23.00%
2020	947,886	27.10	to	27.10	25,683,628	—	to	—	0.25	to	0.25	39.09	to	39.09
2019	1,016,171	19.48	to	19.48	19,796,215	—	to	—	0.36	to	0.36	37.11	to	37.11
2018	1,075,505	14.21	to	14.21	15,281,209	—	to	—	0.06	to	0.06	2.60	to	2.60
2017	1,150,410	13.85	to	13.85	15,930,916	—	to	—	0.15	to	0.15	31.30	to	31.30

BlackRock S&P 500 Index V.I. Fund (Class I) (available April 20, 2018)
2021	4,668,475	18.82	to	18.82	87,854,117	—	to	—	1.30	to	1.30	28.53	to	28.53
2020	5,020,960	14.64	to	14.64	73,511,171	—	to	—	1.78	to	1.78	18.24	to	18.24
2019	5,433,931	12.38	to	12.38	67,284,779	—	to	—	2.16	to	2.16	31.34	to	31.34
2018	5,862,075	9.43	to	9.43	55,264,590	—	to	—	1.03	to	1.03	(4.93)	to	(4.93)
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—

Fidelity® VIP Equity-Income Portfolio (Service Class 2)
2021	270,982	34.45	to	34.45	9,334,991	—	to	—	1.69	to	1.69	24.60	to	24.60
2020	273,592	27.65	to	27.65	7,563,864	—	to	—	1.61	to	1.61	6.44	to	6.44
2019	318,536	25.97	to	25.97	8,273,512	—	to	—	1.84	to	1.84	27.11	to	27.11
2018	333,086	20.43	to	20.43	6,806,441	—	to	—	2.02	to	2.02	(8.54)	to	(8.54)
2017	366,726	22.34	to	22.34	8,193,315	—	to	—	1.50	to	1.50	12.65	to	12.65

Putnam VT Diversified Income Fund (Class IB)
2021	122,922	16.47	to	16.47	2,024,682	—	to	—	0.64	to	0.64	(6.95)	to	(6.95)
2020	119,666	17.70	to	17.70	2,118,279	—	to	—	8.57	to	8.57	(0.90)	to	(0.90)
2019	165,272	17.86	to	17.86	2,952,285	—	to	—	3.34	to	3.34	11.23	to	11.23
2018	168,351	16.06	to	16.06	2,703,673	—	to	—	4.04	to	4.04	(0.98)	to	(0.98)
2017	192,148	16.22	to	16.22	3,116,432	—	to	—	5.55	to	5.55	7.12	to	7.12

Putnam VT Large Cap Value Fund (Class IB)
2021	192,405	62.00	to	62.00	11,929,942	—	to	—	1.20	to	1.20	27.30	to	27.30
2020	202,737	48.71	to	48.71	9,874,553	—	to	—	1.71	to	1.71	5.80	to	5.80
2019	230,759	46.03	to	46.03	10,622,957	—	to	—	2.00	to	2.00	30.40	to	30.40
2018	230,399	35.30	to	35.30	8,133,491	—	to	—	0.71	to	0.71	(8.49)	to	(8.49)
2017	261,867	38.58	to	38.58	10,101,814	—	to	—	1.38	to	1.38	18.77	to	18.77

Putnam VT Focused International Equity Fund (Class IB)
2021	12,126	40.26	to	40.26	488,156	—	to	—	0.76	to	0.76	12.58	to	12.58
2020	12,885	35.76	to	35.76	460,733	—	to	—	0.17	to	0.17	10.07	to	10.07
2019	14,326	32.49	to	32.49	465,415	—	to	—	—	to	—	26.60	to	26.60
2018	14,627	25.66	to	25.66	375,377	—	to	—	0.31	to	0.31	(12.43)	to	(12.43)
2017	14,820	29.31	to	29.31	434,310	—	to	—	1.35	to	1.35	28.38	to	28.38

Putnam VT High Yield Fund (Class IB)
2021	277,969	32.87	to	32.87	9,138,068	—	to	—	4.66	to	4.66	4.98	to	4.98
2020	272,329	31.32	to	31.32	8,528,354	—	to	—	5.52	to	5.52	5.21	to	5.21
2019	282,009	29.77	to	29.77	8,394,490	—	to	—	5.98	to	5.98	14.40	to	14.40
2018	304,362	26.02	to	26.02	7,919,750	—	to	—	5.87	to	5.87	(4.07)	to	(4.07)
2017	359,100	27.12	to	27.12	9,740,184	—	to	—	5.83	to	5.83	6.98	to	6.98

Putnam VT Income Fund (Class IB)
2021	406,622	21.71	to	21.71	8,829,296	—	to	—	1.39	to	1.39	(4.58)	to	(4.58)
2020	423,814	22.76	to	22.76	9,644,782	—	to	—	4.79	to	4.79	5.73	to	5.73
2019	443,619	21.52	to	21.52	9,548,410	—	to	—	3.16	to	3.16	11.89	to	11.89
2018	473,891	19.24	to	19.24	9,115,845	—	to	—	2.98	to	2.98	0.20	to	0.20
2017	506,594	19.20	to	19.20	9,725,386	—	to	—	4.34	to	4.34	5.59	to	5.59

SA-97

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT International Equity Fund (Class IB)
2021	154,479	$30.32	to	$30.32	$4,684,111	—%	to	—%	1.15%	to	1.15%	8.82%	to	8.82%
2020	161,054	27.86	to	27.86	4,487,653	—	to	—	1.62	to	1.62	12.10	to	12.10
2019	163,270	24.86	to	24.86	4,058,500	—	to	—	1.37	to	1.37	25.15	to	25.15
2018	173,371	19.86	to	19.86	3,443,486	—	to	—	1.39	to	1.39	(19.11)	to	(19.11)
2017	179,384	24.56	to	24.56	4,404,768	—	to	—	2.23	to	2.23	26.58	to	26.58

Putnam VT Sustainable Leaders Fund (Class IB)
2021	47,718	79.03	to	79.03	3,771,274	—	to	—	0.14	to	0.14	23.53	to	23.53
2020	53,318	63.98	to	63.98	3,411,111	—	to	—	0.40	to	0.40	28.74	to	28.74
2019	56,800	49.69	to	49.69	2,822,566	—	to	—	0.46	to	0.46	36.36	to	36.36
2018	68,034	36.44	to	36.44	2,479,412	—	to	—	—	to	—	(1.53)	to	(1.53)
2017	65,483	37.01	to	37.01	2,423,414	—	to	—	0.53	to	0.53	29.22	to	29.22

Putnam VT Growth Opportunities Fund (Class IB)
2021	290,124	33.33	to	33.33	9,671,074	—	to	—	—	to	—	22.65	to	22.65
2020	308,131	27.18	to	27.18	8,374,198	—	to	—	0.03	to	0.03	38.71	to	38.71
2019	199,693	19.59	to	19.59	3,912,629	—	to	—	0.13	to	0.13	36.74	to	36.74
2018	171,540	14.33	to	14.33	2,457,926	—	to	—	—	to	—	2.38	to	2.38
2017	175,661	14.00	to	14.00	2,458,463	—	to	—	0.10	to	0.10	30.90	to	30.90

Invesco V.I. Discovery Mid Cap Growth Fund (Series I) (available April 30, 2020)
2021	209,722	17.37	to	17.37	3,643,266	—	to	—	—	to	—	19.10	to	19.10
2020	229,166	14.59	to	14.59	3,342,629	—	to	—	—	to	—	48.27	to	48.27
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—

*
These represent the annualized contract expenses of the Sub-Account for the period indicated and include only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**
These represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Funds, net of management fees assessed by the Funds’ manager, divided by the average net assets. These ratios exclude those expenses, if any, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Funds in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***
These represent the total return for the period indicated and reflect a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

#	Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
(1)	Amount is less than 0.01%.

7. Subsequent Event:

Management has evaluated events subsequent to December 31, 2021 and through April 13, 2022, the date the financial statements were available to be issued, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

SA-98

INDEPENDENT AUDITOR’S REPORT To the Board of Directors of Talcott Resolution Life and Annuity Insurance Company Opinions We have audited the statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2021 and 2020, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2021, and the related notes to the statutory- basis financial statements (collectively referred to as the “statutory-basis financial statements”). Unmodified Opinion on Statutory-Basis of Accounting In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in accordance with the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance described in Note 2. Adverse Opinion on Accounting Principles Generally Accepted in the United States of America In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2021. Basis for Opinions We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion. Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the State of Connecticut Department of Insurance. The effects on the statutory-

basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory- basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive. Responsibilities of Management for the Statutory-Basis Financial Statements Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error. In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued. Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgement made by a reasonable user based on the statutory-basis financial statements. In performing an audit in accordance with GAAS, we: • Exercise professional judgment and maintain professional skepticism throughout the audit. • Identify and assess the risks of material misstatements of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts of disclosures in the statutory-basis financial statements. • Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed. • Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements. • Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time. We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit. /s/ DELOITTE & TOUCHE LLP April 20, 2022

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (STATUTORY-BASIS) Admitted assets As of December 31, 2021 2020 Bonds $ 4,637,506,005 $ 4,571,087,432 Common and preferred stocks 45,203,078 22,441,831 Mortgage loans on real estate 809,966,089 766,622,883 Contract loans 91,332,445 95,042,308 Cash, cash equivalents and short-term investments 223,475,184 289,850,828 Derivatives 230,104,884 196,265,361 Other invested assets 623,472,598 560,265,450 Total cash and invested assets 6,661,060,283 6,501,576,093 Investment income due and accrued 50,898,403 56,966,047 Amounts recoverable for reinsurance 57,983,762 62,741,182 Federal income tax recoverable 21,736,496 74,413,249 Net deferred tax asset 54,062,000 79,536,000 Other assets 40,357,915 31,891,701 Separate Account assets 29,464,947,964 28,430,266,880 Total admitted assets $ 36,351,046,823 $ 35,237,391,152 Liabilities Aggregate reserves for future benefits $ 4,830,420,101 $ 4,864,936,892 Liability for deposit-type contracts 183,768,067 199,264,917 Policy and contract claim liabilities 23,430,216 28,119,632 Asset valuation reserve 142,453,157 134,693,701 Interest maintenance reserve 33,239,300 101,434,239 Payables to parent, subsidiaries and affiliates 21,274,697 10,779,853 Accrued expense allowances and amounts due from Separate Accounts (35,177,320) (40,378,588) Derivatives 39,551,990 437,969,150 Collateral on derivatives 25,301,279 93,719,979 Payable for repurchase agreements 183,544,160 158,756,325 Other liabilities 283,280,747 190,736,881 Separate Account liabilities 29,464,947,964 28,430,266,880 Total liabilities $ 35,578,602,625 $ 34,615,701,312 Capital and surplus Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding 2,500,000 2,500,000 Aggregate write-ins for other than special surplus funds 175,960,103 199,649,231 Gross paid-in and contributed surplus 85,431,561 85,431,561 Unassigned surplus 508,552,534 334,109,048 Total capital and surplus 772,444,198 621,689,840 Total liabilities and capital and surplus $ 36,351,046,823 $ 35,237,391,152 See notes to financial statements. 3

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF OPERATIONS (STATUTORY-BASIS) Revenues For the years ended December 31, 2021 2020 2019 Premiums and annuity considerations $ (13,324,595,621) $ 135,503,495 $ 120,006,752 Net investment income 408,082,476 284,999,031 315,441,264 Commissions and expense allowances on reinsurance ceded 39,512,222 40,176,892 45,974,076 Reserve adjustments on reinsurance ceded 12,877,758,325 (455,831,436) (481,495,984) Fee income 608,547,614 566,055,501 589,064,520 Other revenues 9,315,635 9,802,097 5,884,135 Total revenues 618,620,651 580,705,580 594,874,763 Benefits and expenses Death and annuity benefits 327,677,837 309,993,312 286,737,104 Disability and other benefits 1,606,730 1,822,063 1,978,373 Surrenders and other fund withdrawals 2,758,605,951 2,554,992,951 3,097,282,584 Commissions and expense allowances 147,142,508 134,027,588 146,733,495 Decrease in aggregate reserves for life and accident and health policies (34,516,791) (107,901,611) (203,593,511) General insurance expenses 102,920,029 72,340,299 87,088,671 Net transfers from Separate Accounts (2,813,979,291) (2,605,128,491) (3,102,888,025) Modified coinsurance adjustment on reinsurance assumed (142,346,945) (129,063,015) (141,122,030) IMR adjustment on reinsurance ceded (104,364,668) — — Other expenses 9,698,947 12,194,085 41,247,764 Total benefits and expenses 252,444,307 243,277,181 213,464,425 Net gain from operations before federal income tax benefit 366,176,344 337,428,399 381,410,338 Federal income tax benefit (27,766,917) (65,215,649) (27,159,346) Net gain from operations 393,943,261 402,644,048 408,569,684 Net realized capital losses, after tax (259,332,205) (355,549,269) (12,360,382) Net income $134,611,056 $47,094,779 $396,209,302 See notes to financial statements. 4

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS (STATUTORY-BASIS) Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding For the years ended December 31, 2021 2020 2019 Balance, beginning and end of year $ 2,500,000 $ 2,500,000 $ 2,500,000 Gross paid-in and contributed surplus Balance, beginning of year 85,431,561 85,431,561 335,431,561 Capital (return) paid-in — — (250,000,000) Balance, end of year 85,431,561 85,431,561 85,431,561 Aggregate write-ins for other than special surplus funds Balance, beginning of year 199,649,231 223,338,361 247,027,489 Amortization, decreases of gain on inforce reinsurance (23,689,128) (23,689,130) (23,689,128) Balance, end of year 175,960,103 199,649,231 223,338,361 Unassigned funds Balance, beginning of year 334,109,048 668,014,412 575,879,546 Net income 134,611,056 47,094,779 396,209,302 Change in net unrealized capital gains (losses) on investments, net of tax 63,027,827 63,801,748 (301,668,972) Change in net unrealized foreign exchange capital gains (losses) 74,876 943,174 (1,967,237) Change in net deferred income tax (8,023,900) (69,213,609) (28,199,411) Change in reserve on account of change in valuation basis decrease — — 56,896,844 Change in asset valuation reserve (7,759,456) (6,185,849) (45,079,553) Change in nonadmitted assets (7,486,917) 29,654,393 15,943,893 Dividends to stockholder — (400,000,000) — Balance, end of year 508,552,534 334,109,048 668,014,412 Capital and surplus Balance, end of year $ 772,444,198 $ 621,689,840 $ 979,284,334 See notes to financial statements. 5

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF CASH FLOWS (STATUTORY-BASIS) Operating activities For the years ended December 31, 2021 2020 2019 Premiums and annuity considerations $ 146,190,683 $ 136,031,492 $ 120,211,243 Net investment income 431,210,702 372,021,855 439,672,388 Reserve adjustments on reinsurance (477,668,735) (455,831,436) (481,495,984) Miscellaneous income 624,769,152 583,105,110 612,347,118 Total income 724,501,802 635,327,021 690,734,765 Benefits paid 3,100,030,507 2,867,926,352 3,438,350,617 Federal income tax recovered (paid) (66,707,900) (15,155,445) 12,692,835 Net transfers from Separate Accounts (2,819,180,559) (2,614,652,271) (3,122,215,019) Other expenses 107,579,772 151,838,371 242,486,361 Total benefits and expenses 321,721,820 389,957,007 571,314,794 Net cash provided by operating activities 402,779,982 245,370,014 119,419,971 Investing activities Proceeds from investments sold, matured or repaid Bonds 1,397,586,532 976,426,133 1,237,813,039 Common and preferred stocks 7,838,285 10,133,339 66,030,101 Mortgage loans 144,650,434 131,129,986 81,888,745 Derivatives and other 494,141,313 70,017,579 199,003,059 Total investment proceeds 2,044,216,564 1,187,707,037 1,584,734,944 Cost of investments acquired Bonds 1,438,251,127 984,005,477 912,788,647 Common and preferred stocks 30,216,379 11,980,227 3,294,932 Mortgage loans 187,868,518 54,734,810 111,438,828 Derivatives and other 782,188,617 123,412,680 178,022,586 Total investments acquired 2,438,524,641 1,174,133,194 1,205,544,993 Net decrease in contract loans (3,709,863) (4,883,195) (2,699,971) Net cash provided by investing activities (390,598,214) 18,457,038 381,889,922 Financing and miscellaneous activities Return of paid-in surplus — — (250,000,000) Dividends to stockholder — (400,000,000) — Other cash provided (used) (78,557,412) 16,403,380 (253,248,716) Net cash used for financing and miscellaneous activities (78,557,412) (383,596,620) (503,248,716) Net (decrease) increase in cash, cash equivalents and short-term investments (66,375,644) (119,769,568) (1,938,823) Cash, cash equivalents and short-term investments, beginning of year 289,850,828 409,620,396 411,559,219 Cash, cash equivalents and short-term investments, end of year $ 223,475,184 $ 289,850,828 $ 409,620,396 Note: Supplemental disclosures of cash flow information for non-cash transactions: Non-cash proceeds from invested asset exchanges - bonds, mortgage loans, and other invested assets (47,978,871) (8,481,263) (99,820,813) Non-cash acquisitions from invested asset exchanges - bonds, mortgage loans and other invested assets (47,978,871) (8,481,263) (99,820,813) Non-cash reserve adjustments on reinsurance ceded (13,355,427,060) — — Non-cash ceded premiums for reinsurance 13,467,654,534 — — Non-cash transfer of funds witheld for unauthorized reinsurance (102,388,675) — — Non-cash transfer of IMR liability for reinsurance (104,364,668) — — Non-cash IMR adjustment on reinsurance ceded 104,364,668 — — Non-cash transfer of other balances for reinsurance (9,838,799) — — See notes to financial statements. 6

1. Organization and Description of Business Talcott Resolution Life and Annuity Insurance Company (“TLA” or the “Company”) is a wholly-owned subsidiary of Talcott Resolution Life Insurance Company ("TL"), which is a direct subsidiary of TR Re, Ltd. As a result of a December 2021 restructuring, the Company has a new indirect parent company, TR Re, Ltd., a Class E insurer domiciled in Bermuda. On June 30, 2021, the Company's indirect owner, Hopmeadow Holdings GP LLC, completed the sale of Talcott Resolution Life Inc. ("TLI") and its life and annuity operating subsidiaries, including the Company, (the "Sixth Street Acquisition") through the merger of an affiliate of Sixth Street a global investment firm, with and into Hopmeadow Holdings, LP (TLI's indirect parent) pursuant to an Agreement and Plan of Merger (the "Agreement"). Through the Agreement, Sixth Street obtained 100% control of TLI and its life and annutiy operating subsidiaries. As a result of this sale and merger, the Company has new indirect owners. The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance. 2. Summary of Significant Accounting Policies Basis of Presentation The accompanying statutory-basis financial statements of TLA have been prepared in conformity with statutory accounting practices prescribed or permitted by State of Connecticut Insurance Department ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut. A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event. A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31: SSAP # F/S Page 2021 2020 2019 Net income 1. TLA state basis $ 134,611,056 $ 47,094,779 $ 396,209,302 2. State prescribed practices that change NAIC SAP: Less: Reinsurance reserve credit (as described above) 61 4 (16,926,181) 12,370,401 (42,350,753) (16,926,181) 12,370,401 (42,350,753) 3. State permitted practices that change NAIC SAP — — — 4. Net SAP (1-2-3=4) 61 4 $ 151,537,237 $ 34,724,378 $ 438,560,055 Surplus 5. TLA state basis $ 772,444,198 $ 621,689,840 $ 979,284,334 6. State prescribed practices that change NAIC SAP: Less: Reinsurance reserve credit (as described above) 61 5 26,746,967 43,673,148 31,302,747 26,746,967 43,673,148 31,302,747 7. State permitted practices that change NAIC SAP — — — 8. NAIC SAP (5-6-7=8) 61 5 $ 745,697,231 $ 578,016,692 $ 947,981,587 The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 7

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments ("OTTI"); valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate. Certain reclassifications have been made to prior year financial information to conform to the current year presentation. Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are: 1. for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes; 2. recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders; 3. development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value; 4. exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus; 5. establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold; 6. the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets, net of an allowance for expected credit losses: TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 8

7. for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 43 - Revised ("43R") (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; 8. for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets; 9. the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; 10. deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income; 11. comprehensive income and its components are not presented in the statutory-basis financial statements; 12. for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity. 13. embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately. 14. for statutory purposes securities that are in an unrealized loss position are reviewed to determine if an OTTI is present based on (a) the length of time and the extent to which fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments; if the decline is determined other than temporary, an impairment charge is recorded and the previous cost less impairment becomes the new cost basis. For GAAP, credit impairment is recognized through an allowance for credit losses as opposed to a direct write down of the security and improvements in expected cash flows are recognized immediately in income as a reduction in the allowance; the amount of time a security is in an unrealized loss position is not considered when assessing impairment. Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Fixed Accumulation and On- benefit annuity reserves are based principally on individual and group annuity mortality tables at various rates ranging from 1.00% to 11.00% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Variable Annuity reserves are calculated based on Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 9

("VM-21") and Actuarial Guidelines XLIII CARVM for Variable Annuities ("AG43"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience. For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve. Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality. As of December 31, 2021 and 2020, the Company had $24,857,926 and $12,464,067, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2021 and 2020 totaled $78,097 and $104,426 respectively, also subject to 100% reinsurance to Prudential. The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations. An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2021 is presented below: A. INDIVIDUAL ANNUITIES Separate Separate General Accounts with Accounts % of Account Guarantees Nonguaranteed Total Total 1. Subject to discretionary withdrawal a. With market value adjustment $ 5,006,254 $ — $ — $ 5,006,254 0.02 % b. At book value less current surrender charge of 5% or more 1,287,749 — — 1,287,749 0.00 % c. At fair value — — 23,061,960,555 23,061,960,555 80.47 % d. Total with market value adjustment or at fair value (total of 1 through 3) 6,294,003 — 23,061,960,555 23,068,254,558 80.49 % e. At book value without adjustment (minimal or no charge or adjustment) 1,584,564,733 — — 1,584,564,733 5.53% 2. Not subject to discretionary withdrawal 3,683,828,467 — 321,652,392 4,005,480,859 13.98% 3. Total (gross: direct + assumed) 5,274,687,203 — 23,383,612,947 28,658,300,150 100.00% 4. Reinsurance ceded 1,141,177,156 — — 1,141,177,156 5. Total (net) $ 4,133,510,047 $ — $ 23,383,612,947 $ 27,517,122,994 6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date: $ 643,875 $ — $ — $ 643,875 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 10

B. GROUP ANNUITIES Separate Separate General Accounts with Accounts % of Account Guarantees Nonguaranteed Total Total 1. Subject to discretionary withdrawal a.. With market value adjustment $ — $ — $ — $ — 0.00 % b.. At book value less current surrender charge of 5% or more 274 — — 274 0.01 % c. At fair value — — 1,782,231 1,782,231 87.11 % d. Total with market value adjustment or at fair value (total of 1 through 3) 274 — 1,782,231 1,782,505 87.12 % e. At book value without adjustment (minimal or no charge or adjustment) 263,549 — — 263,549 12.88% 2. Not subject to discretionary withdrawal — — — — 0.00% 3. Total (gross: direct + assumed) 263,823 — 1,782,231 2,046,054 100.00% 4. Reinsurance ceded — — — — 5. Total (net) $ 263,823 $ — $ 1,782,231 $ 2,046,054 6. Amount included in B(1)b above that will move to B(1)e in the year after the statement date: $ 137 $ — $ — $ 137 C. DEPOSIT-TYPE CONTRACTS Separate Separate General Accounts with Accounts % of Account Guarantees Nonguaranteed Total Total 1. Subject to discretionary withdrawal a.. With market value adjustment $ — $ — $ — $ — 0.00 % b.. At book value less current surrender charge of 5% or more — — — — 0.00 % c. At fair value — — — — 0.00 % d. Total with market value adjustment or at fair value (total of 1 through 3) — — — — 0.00 % e. At book value without adjustment (minimal or no charge or adjustment) 15,926,251 — — 15,926,251 1.77% 2. Not subject to discretionary withdrawal 883,852,586 — — 883,852,586 98.23% 3. Total (gross: direct + assumed) 899,778,837 — — 899,778,837 100.00% 4. Reinsurance ceded 716,010,770 — — 716,010,770 5. Total (net) $ 183,768,067 $ — $ — $ 183,768,067 6. Amount included in C(1)b above that will move to C(1)e in the year after the statement date: $ — $ — $ — $ — Reconciliation of total annuity actuarial reserves and deposit fund liabilities: F. Life and Accident & Health Annual Statement: 1. Exhibit 5, Annuities Section, Total (net) $ 4,130,689,315 2. Exhibit 5, Supplementary Contract Section, Total (net) 3,084,555 3. Exhibit 7, Deposit-Type Contracts Section, Total (net) 183,768,067 4. Subtotal 4,317,541,937 Separate Account Annual Statement: — 5. Exhibit 3, Annuities Section, Total (net) 23,385,395,178 6. Exhibit 3, Supplemental Contract Section, Total (net) — 7. Policyholder dividend and coupon accumulations — 8. Policyholder premiums — 9. Guaranteed interest contracts — 10. Exhibit 4, Deposit-Type Contracts Section, Total (net) — 11. Subtotal 23,385,395,178 12. Combined total $ 27,702,937,115 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 11

An analysis of life actuarial reserves by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2021 is presented below: A. General Account Account Value Cash Value Reserve 1. Subject to discretionary withdrawal, surrender values, or policy loans: a. Term Policies with Cash Value $ 96,787,791 $ 96,787,791 $ 108,352,267 b. Universal Life 879,485,921 867,093,196 926,837,551 c. Universal Life with Secondary Guarantees 3,976,016,238 3,399,910,408 10,425,548,050 d. Indexed Universal Life 408,315,808 381,420,059 462,583,992 e. Indexed Universal Life with Secondary Guarantees — — — f. Indexed Life — — — g. Other Permanent Cash Value Life Insurance — 3,179,073 3,887,412 h. Variable Life — — — i. Variable Universal Life 507,321,807 504,709,230 637,415,253 j. Miscellaneous Reserves — — — 2. Not subject to discretionary withdrawal or no cash values a. Term Policies without Cash Value XXX XXX 1,081,821,944 b. Accidental Death Benefits XXX XXX 69,270 c. Disability - Active Lives XXX XXX 774,834 d. Disability - Disabled Lives XXX XXX 35,670,638 e. Miscellaneous Reserves XXX XXX 646,364,768 3. Total (gross: direct + assumed) 5,867,927,565 5,253,099,757 14,329,325,979 4. Reinsurance Ceded 5,278,043,521 4,660,209,475 13,692,049,874 5. Total (net) (3) - (4) $ 589,884,044 $ 592,890,282 $ 637,276,105 B. Separate Account with Guarantees Not applicable. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 12

C. Separate Account Nonguaranteed Account Value Cash Value Reserve 1. Subject to discretionary withdrawal, surrender values, or policy loans: a. Term Policies with Cash Value $ — $ — $ — b. Universal Life — — — c. Universal Life with Secondary Guarantees — — — d. Indexed Universal Life — — — e. Indexed Universal Life with Secondary Guarantees — — — f. Indexed Life — — — g. Other Permanent Cash Value Life Insurance — — — h. Variable Life — — — i. Variable Universal Life 6,019,802,203 6,019,802,203 6,019,802,203 j. Miscellaneous Reserves — — — 2. Not subject to discretionary withdrawal or no cash values a. Term Policies without Cash Value XXX XXX — b. Accidental Death Benefits XXX XXX — c. Disability - Active Lives XXX XXX — d. Disability - Disabled Lives XXX XXX — e. Miscellaneous Reserves XXX XXX — 3. Total (gross: direct + assumed) 6,019,802,203 6,019,802,203 6,019,802,203 4. Reinsurance Ceded — — — 5. Total (net) (3) - (4) $ 6,019,802,203 $ 6,019,802,203 $ 6,019,802,203 Reconciliation of total life actuarial reserves and deposit fund liabilities: D. Life and Accident & Health Annual Statement: 1. Exhibit 5, Life Insurance Section, Total (net) $ 628,074,453 2. Exhibit 5, Accidental Death Benefits Section, Total (net) 69,270 3. Exhibit 5, Disability - Active Lives Section, Total (net) 541,206 4. Exhibit 5, Disability - Disabled Lives Section, Total (net) 4,304,526 5. Exhibit 5, Miscellaneous Reserves Section, Total (net) 4,286,650 6. Subtotal 637,276,105 Separate Account Annual Statement: 7. Exhibit 3, Line 0199999, Column 2 $ 6,019,802,203 8. Exhibit 3, Line 0499999, Column 2 — 9. Exhibit 3, Line 0599999, Column 2 — 10. Subtotal (Lines (7) through (9)) 6,019,802,203 11. Combined Total ((6) and (10)) $ 6,657,078,308 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 13

Investments Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Highest-quality or high-quality redeemable unaffiliated preferred stocks (NAIC designations 1 to 3), which have characteristics of debt securities, are valued at cost or amortized cost. All other unaffiliated redeemable preferred stocks (NAIC designation 4 to 6) are reported at the lower of cost, amortized cost, or fair value. Unaffiliated perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43R. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance which approximates fair value. Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield. Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2021 and 2020. Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other- than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses. The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7 (Asset Valuation Reserve and Interest Maintenance Reserve). The AVR balances were $142,453,157 and $134,693,701 as of December 31, 2021 and 2020, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, redeemable preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2021 and 2020 were $33,239,300 and $101,434,239 , respectively. The net capital gains captured in the IMR, net of taxes, in 2021, 2020 and 2019 were $44,948,214, $23,547,563 and $17,318,892, respectively. The amount of income amortized from the IMR, net of taxes, included in the Company’s Statements of Operations in 2021, 2020 and 2019 was $8,778,483, $8,839,112 and $4,762,176, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations. The Company released from the reserve $104,364,666 as of December 31, 2021, as a result of reinsurance, see Note 6. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 14

The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis. Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43R is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis. For securities that are not subject to SSAP No. 43R, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43R requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43R until the recovery of value, the security is written down to fair value. Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $100,788, $4,753,109, and $2,342,362 for the years ended December 31, 2021, 2020 and 2019, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were immaterial for the years ended December 31, 2021, 2020, and 2019. See additional information on OTTI in Section J of Note 3. Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2021, 2020 and 2019, the Company had $0 impaired mortgage loans on real estate with related allowances for credit losses, respectively. The Company accounts for derivative instruments in accordance with SSAP No. 86, Derivatives ("SSAP No. 86"). On the date the derivative contract is entered into, the Company designates the derivative as hedging, replication, or held for other investment and/or risk management activities. The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department. Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 15

derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss. Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss. Derivatives held for other investment and/or risk management activities are reported at fair value in accordance with SSAP No. 86 and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income. Adoption of Accounting Standards In 2020, the NAIC revised SSAP No. 32 – Preferred Stock to update definitions, measurement, and impairment guidance for preferred stock. Adoption of this guidance modified the measurement of the Company’s perpetual preferred stock with NAIC ratings 1-3 from amortized cost to fair value. This was effective January 1, 2021, with early adoption permitted in 2020. The Company adopted this guidance in 2021, and the impact was not material to the Company. In 2020, the NAIC adopted revisions to SSAP No. 86 – Derivatives to ensure reporting consistency for derivatives with financing components. The Company adopted these revisions effective January 1, 2021 as required by the guidance. The revised guidance requires reporting derivatives gross of any amounts owed to/from the reporting entity from the acquisition or writing of the derivative (derivative premiums payable and receivable). Upon adoption, the Company separately reported derivative premiums payable and receivable as components of Receivables from securities and Payables for securities reflecting amounts previously netted in Derivatives assets and Derivatives liabilities for derivatives which include financing components. The adoption of this guidance was not material to the Company as it only resulted in a balance sheet reclassification. In 2020, the NAIC adopted SSAP No. 108 - Derivatives Hedging Variable Annuity Guarantees. This standard establishes statutory accounting principles to address certain limited derivative transactions hedging variable annuity guarantees subject to fluctuations as a result of interest rate sensitivity. It was effective January 1, 2020, and there was no impact upon adoption of this guidance. Recently Issued Accounting Standards In 2021, the NAIC expanded the scope of SSAP No. 32 – Revised Preferred Stock to include publicly traded preferred stock warrants and will be accounted for as perpetual preferred stock at fair value. Previously, publicly traded preferred stock warrants were accounted for under SSAP No. 86 at fair value. The Company adopted this guidance in 2021, however, it is not material to the Company. In 2021, the NAIC revised SSAP No. 43 – Residual Tranches to ensure consistency for the reporting of non-rated residual tranches. The revised guidance requires the non-rated residual tranches to be reported on Schedule BA at lower of cost or fair value, as opposed to Schedule D-1 at amortized cost, by assigning an NAIC 5GI designation. This guidance is effective December 31, 2022, with early adoption permitted, however, if an entity does not early adopt these provisions in 2021 any non- rated residual tranches reported under Schedule D-1 should be reported with an NAIC 6 designation. The Company adopted this guidance in 2021, however, it is not material to the Company. Other Items The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy continues to affect companies across all industries. While the COVID-19 pandemic did have varying impacts on components of revenue, there was no material impact on the Company's results of operations attributable to the COVID-19 pandemic. The duration and impact of the COVID-19 public health crisis on financial markets, overall economy and our operations remain uncertain, as is the efficacy of government and central bank interventions. As such, the Company continues to monitor and address potential impacts as discussed throughout this document but remains unable to quantify its impact on the financial results, liquidity and capital resources of the company and its operations in future periods. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 16

3. Investments a. Components of Net Investment Income For the years ended December 31, 2021 2020 2019 Interest income from bonds and short-term investments $ 204,348,305 $ 202,263,088 $ 231,450,496 Dividends from common and preferred stocks 1,072,120 — — Interest income from contract loans 18,830 21,301 20,252 Interest income from mortgage loans on real estate 32,482,103 35,916,257 35,594,062 Interest and dividends from other investments 179,577,541 55,558,698 59,346,788 Gross investment income 417,498,899 293,759,344 326,411,598 Less: Investment expenses 9,416,423 8,760,313 10,970,334 Net investment income $ 408,082,476 $ 284,999,031 $ 315,441,264 b. Components of Net Unrealized Capital Gains (Losses) on Bonds and Short-Term Investments As of December 31, 2021 2020 2019 Gross unrealized capital gains $ 639,251,334 $ 887,075,048 $ 591,942,713 Gross unrealized capital losses (20,594,504) (16,012,457) (4,685,798) Net unrealized capital gains 618,656,830 871,062,591 587,256,915 Balance, beginning of year 871,062,591 587,256,915 144,896,366 Change in net unrealized capital (losses)/gains on bonds and short-term investments $ (252,405,761) $ 283,805,676 $ 442,360,549 c. Components of Net Unrealized Capital Gains (Losses) on Common and Preferred Stocks As of December 31, 2021 2020 2019 Gross unrealized capital gains $ 2,389,192 $ 1,596,079 $ 255,465 Gross unrealized capital losses (859,129) (722,344) (722,344) Net unrealized capital gains (losses) 1,530,063 873,735 (466,879) Balance, beginning of year 873,735 (466,879) (10,585,912) Change in net unrealized capital gains on common and preferred stocks $ 656,328 $ 1,340,614 $ 10,119,033 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 17

d. Components of Net Realized Capital Losses For the years ended December 31, 2021 2020 2019 Bonds and short-term investments $ 57,132,912 $ 27,189,610 $ 18,951,747 Common stocks - unaffiliated (432,016) 416,065 635,615 Mortgage loans on real estate 72,556 (267,727) — Derivatives (253,796,348) (336,036,158) (9,331,820) Other invested assets (3,625,325) (15,076,014) (1,199,430) Net realized capital losses (200,648,221) (323,774,224) 9,056,112 Capital loss tax expense 13,735,771 8,227,481 4,097,605 Net realized capital losses, after tax (214,383,992) (332,001,705) 4,958,507 Less: Amounts transferred to IMR 44,948,213 23,547,563 17,318,892 Net realized capital losses, after tax $ (259,332,205) $ (355,549,268) $ (12,360,385) The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities and calls): For the years ended December 31, 2021 2020 2019 Bonds and short-term investments Sale proceeds $ 2,582,017,812 $ 3,816,539,619 $ 2,663,531,389 Gross realized capital gains on sales 61,482,074 39,643,954 29,294,580 Gross realized capital losses on sales (3,902,409) (9,885,348) (8,277,399) Unaffiliated common and preferred stock Sale proceeds 10,133,339 7,898,339 65,987,575 Gross realized capital gains on sales 18,805 123,844 2,583,992 Gross realized capital losses on sales (1,068,769) (111,635) (1,948,376) Additionally, for the years ended December 31, 2021, 2020 and 2019, there was $15,589,499, $1,310,006 and $4,133,978 of investment income generated on 36, 17 and 23 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features. e. Investments - Derivative Instruments Overview The Company utilizes a variety of Over-the counter ("OTC") derivatives, including OTC-cleared transactions, and exchange- traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department. Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 18

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer. Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash. Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash. Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date. Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts. The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income. Strategies The notional value, fair value, and carrying value of derivative instruments used during the years 2021 and 2020 are disclosed in the table presented below. During the years 2021 and 2020, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the years ended December 31, 2021 and 2020, the average fair values for derivatives held for other investment and/or risk management activities were $1,699,788 and $11,923,396, respectively. The Company did not have any unrealized gains or losses during 2021 and 2020 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. (Amounts in thousands) As of December 31, 2021 As of December 31, 2020 Derivative type by strategy Notional Value Fair Value Carrying Value Notional Value Fair Value Carrying Value Cash flow hedges Interest rate swaps $ 50,000 $ (140) $ — $ — $ — $ — Foreign currency swaps $ 24,232 $ 456 $ (743) $ 24,232 $ (1,655) $ (1,900) Replication transactions Interest rate swaps 200,000 9,911 — 200,000 24,910 — Credit default swaps 100,000 2,429 2,000 — — — Other investment and/or Risk Management activities Interest rate swaps and swaptions — — — 69,188 (28) (28) Interest rate swaps - offsetting 132,000 (259) (259) 371,110 (2,228) (2,228) Macro hedge program 16,073,010 189,555 189,555 15,256,123 (237,548) (237,548) Total $ 16,579,242 $ 201,952 $ 190,553 $ 15,920,653 $ (216,549) $ (241,704) TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 19

Cash Flow Hedges Interest rate swaps and index swaps: Interest rate swaps and index swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments and liabilities to fixed rates or other floating rates. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates. Replication Transactions Interest rate swaps: The Company periodically enters into interest rate swaps as part of replication transactions. Credit default swaps: The Company periodically enters into credit default swaps that assume credit risk as part of replication transactions. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company's investment policies. Other Investment and/or Risk Management Activities The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities. (Amounts in thousands) Realized Gains (Losses) By strategy For the year ended December 31, 2021 For the year ended December 31, 2020 For the year ended December 31, 2019 Credit default swaps $ — $ 6,364 $ 38 Foreign currency swaps and forwards — — (15) GMWB hedging derivatives — 56,925 20,484 Equity index swaps, options, and futures — (3) — Interest rate swaps and swaptions (17) — 3,508 Macro hedge program (254,324) (396,152) (34,377) Total $ (254,341) $ (332,866) $ (10,362) Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. Foreign currency swaps and forwards: The Company enters into foreign currency swaps and forwards to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. Guaranteed Minimum Withdrawal Benefits (“GMWB”) hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non- reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. During 2020, the Company closed the dynamic hedging program as the targeted risk exposure was no longer significant. Any risks covered previously under the dynamic hedging program are now covered by the macro hedge program. Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products. Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 20

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract. Credit Risk Assumed through Credit Derivatives The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings. As of December 31, 2020, the Company did not hold any credit derivatives that assume credit risk. The following table presents the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2021: (Amounts in thousands) Underlying Referenced Credit Obligation(s) Credit Derivative type by derivative risk exposure Notional Amount [2] Fair Value Carrying Value Weighted Average Years to Maturity Type Average Credit Rating [1] Offsetting Notional Amount [3] Offsetting Fair Value [3] Offsetting Carrying Value [3] Basket credit default swaps [4] Investment grade risk exposure $ 100,000 $ 2,429 $ 2,000 5 years Corporate Credit BBB+ — — — Total $ 100,000 $ 2,429 $ 2,000 $ — $ — $ — [1] The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used. [2] Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses. [3] The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap. [4] Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Credit Risk The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 21

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements. Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10 million. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty. For the years ended December 31, 2021, 2020, and 2019, the Company had no losses on derivative instruments due to counterparty nonperformance. f. Concentration of Credit Risk The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2021 and 2020, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company’s capital and surplus. g. Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks Gross Gross Estimated Bonds, Cash Equivalents and Short-Term Investments Statement Unrealized Unrealized Fair As of December 31, 2021 Value Gains Losses Value U.S. government and government agencies and authorities Guaranteed and sponsored - excluding asset-backed $ 495,438,678 $ 77,440,640 $ (11,703,252) $ 561,176,066 Guaranteed and sponsored - asset-backed 113,617,781 5,858,542 (634,235) 118,842,088 States, municipalities and political subdivisions 238,745,823 53,842,362 (15,622) 292,572,563 International governments 75,504,339 7,013,972 (50,364) 82,467,947 All other corporate - excluding asset-backed 2,565,562,237 469,205,656 (2,540,841) 3,032,227,052 All other corporate - asset-backed 1,078,432,402 21,764,000 (4,738,990) 1,095,457,412 Hybrid securities 70,204,745 4,117,918 (885,561) 73,437,102 Cash equivalents and short-term investments 211,685,252 8,245 (25,640) 211,667,857 Total bonds, cash equivalents and short-term investments $ 4,849,191,257 $ 639,251,335 $ (20,594,505) $ 5,467,848,087 Gross Gross Estimated Common Stocks Unrealized Unrealized Fair As of December 31, 2021 Cost Gains Losses Value Common stocks - unaffiliated $ 7,283,504 $ 1,754,965 $ (722,344) $ 8,316,125 Common stocks - affiliated 7,300,225 278,041 — 7,578,266 Total common stocks $ 14,583,729 $ 2,033,006 $ (722,344) $ 15,894,391 Gross Gross Estimated Preferred Stocks Unrealized Unrealized Fair As of December 31, 2021 Cost Gains Losses Value Preferred stocks - unaffiliated $ 29,089,285 $ 356,188 $ (136,785) $ 29,308,688 Total preferred stocks $ 29,089,285 $ 356,188 $ (136,785) $ 29,308,688 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 22

Gross Gross Estimated Bonds and Short-Term Investments Statement Unrealized Unrealized Fair As of December 31, 2020 Value Gains Losses Value U.S. government and government agencies and authorities: Guaranteed and sponsored - excluding asset-backed $ 363,371,018 $ 97,671,877 $ (5,513,737) $ 455,529,158 Guaranteed and sponsored - asset-backed 220,335,088 10,941,438 (835,171) 230,441,355 States, municipalities and political subdivisions 278,475,288 72,123,925 — 350,599,213 International governments 81,781,745 11,602,622 — 93,384,367 All other corporate - excluding asset-backed 2,613,809,343 653,452,810 (4,176,783) 3,263,085,370 All other corporate - asset-backed 988,235,052 36,158,618 (5,462,609) 1,018,931,061 Hybrid securities 25,079,899 5,113,182 — 30,193,081 Cash equivalents and short-term investments 266,053,791 10,576 (24,157) 266,040,210 Total bonds and short-term investments $ 4,837,141,224 $ 887,075,048 $ (16,012,457) $ 5,708,203,815 Gross Gross Estimated Common Stocks Unrealized Unrealized Fair As of December 31, 2020 Cost Gains Losses Value Common stocks - unaffiliated $ 7,787,445 $ 1,160,967 $ (722,344) $ 8,226,068 Common stocks - affiliated 7,300,225 276,097 — 7,576,322 Total common stocks $ 15,087,670 $ 1,437,064 $ (722,344) $ 15,802,390 Gross Gross Estimated Preferred Stocks Statement Unrealized Unrealized Fair As of December 31, 2020 Value Gains Losses Value Preferred stocks - unaffiliated $ 6,639,285 $ 159,015 $ — $ 6,798,300 Total preferred stocks $ 6,639,285 $ 159,015 $ — $ 6,798,300 The statement value and estimated fair value of bonds, cash equivalents and short-term investments at December 31, 2021 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities (“ABS”), including mortgage-backed securities and collateralized mortgage obligations are distributed to maturity year based on the Company’s estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates. Statement Estimated Maturity Value Fair Value Due in one year or less $ 355,945,073 $ 358,112,654 Due after one year through five years 640,835,274 659,378,424 Due after five years through ten years 803,153,309 890,304,521 Due after ten years 3,049,257,601 3,560,052,488 Total $ 4,849,191,257 $ 5,467,848,087 At December 31, 2021 and 2020, securities with a statement value of $4,243,452 and $4,144,462 respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 23

h. Mortgage Loans on Real Estate The Company had a maximum and minimum lending rate of 4.25% and 2.27% for loans during 2021 and had a maximum and minimum lending rate of 4.77% and 3.00% during 2020. During 2021 and 2020, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2021 and 2020, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 71.54% and 71.5%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2021 and 2020, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2021 and 2020, there were immaterial and $0 amounts of impaired loans with $0 and immaterial related allowances for credit losses, and the interest income recognized during the period the loans were impaired was also immaterial and $0, respectively. i. Restructured Debt in which the Company is a Creditor The Company had no recorded investments in restructered loans, as of December 31, 2021 and 2020, respectively. j. Joint Ventures, Partnerships and Limited Liability Companies The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $3,453,536, $15,018,180, and $1,923,072 for the years ended December 31, 2021, 2020, and 2019, respectively, on certain limited partnerships and one state tax credit limited liability company (LLC). The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than- temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on the equity method of accounting. The state tax credit LLC was impaired because the Company recovered a portion of the cost of the investment through receipt of tax credits and other tax benefits and not through investment activity. The LLC OTTI was determined as the difference between the remaining expected future tax credits and other tax benefits expected to be received over the life of the investment and the carrying value of the investment. k. Repurchase Agreements and Other Collateral Transactions From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value. Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported as an asset on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2021, the fair value and amortized cost of the US. goverment securities transferred were $189,923,010 and $147,352,600 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $147,352,600 with a contractual maturity less than one year as of December 31, 2021. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $189,923,010 with a maturity date less than 360 as of December 31, 2021. As of December 31, 2020, the fair value and amortized cost of the US. goverment securities transferred were $162,067,181 and 110,202,238 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $158,756,325 with a contractual maturity less than one year as of December 31, 2020. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $158,756,325 with a maturity date less than 360 as of December 31, 2020. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 24

The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for reverse repurchase agreements, included within Short-term investments on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus, as of December 31, 2021 and 2020, was $9,527,986 and $8,529,737, respectively, with a fair value of $9,504,166 and $8,508,412, respectively. Reinvested proceeds from repurchase agreements transactions consist of short-term, high quality investments and U.S. government and government agency securities. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements on the Company’s liquidity and capital position are stress tested monthly, under Talcott's Liquidity Risk Policy. The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2021 and 2020, securities pledged of $177,107,459 and $287,378,566, respectively, were included in Bonds and Cash, cash equivalents and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $0 and $39,666,465, respectively, as of December 31, 2021 and 2020, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2021 and 2020, the Company accepted cash collateral associated with derivative instruments with a statement value of $25,301,279 and $93,719,979, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash, cash equivalents and short-term investments with a corresponding amount recorded in Collateral on derivatives reported in Liabilities. The Company also accepted securities collateral as of December 31, 2021 and 2020 of $456,435 and $0, respectively, of which the Company has the ability to sell or repledge. As of December 31, 2021 and 2020, the Company did not repledge securities and did not sell any securities collateral. In addition, as of December 31, 2021 and 2020, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus. l. Security Unrealized Loss Aging The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2021 and 2020. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 25

The following table presents amortized cost or statement value, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2021 and 2020: December 31, 2021 Less Than 12 Months 12 Months or More Total Amortized Unrealized Amortized Unrealized Amortized Unrealized (Amounts in thousands) Cost Fair Value Losses Cost Fair Value Losses Cost Fair Value Losses U.S. government and government agencies & authorities: Guaranteed & sponsored - excluding asset-backed $ 15,985 $ 15,875 $ (110) $ 101,606 $ 90,013 $ (11,593) $ 117,591 $ 105,888 $ (11,703) Guaranteed & sponsored - asset-backed 18,907 18,281 (626) 185 177 (8) 19,092 18,458 (634) States, municipalities & political subdivisions 5,137 5,121 (16) — — — 5,137 5,121 (16) International governments 2,551 2,501 (50) — — — 2,551 2,501 (50) All other corporate - excluding asset-backed 311,492 309,911 (1,581) 17,856 16,896 (960) 329,348 326,807 (2,541) All other corporate - asset-backed 540,818 537,448 (3,370) 55,910 54,541 (1,369) 596,728 591,989 (4,739) Hybrid securities 45,437 44,551 (886) 45,437 44,551 (886) Short-term investments 15,539 15,513 (26) — — — 15,539 15,513 (26) Total fixed maturities 955,866 949,201 (6,665) 175,557 161,627 (13,930) 1,131,423 1,110,828 (20,595) Common stock-unaffiliated — — — 722 — (722) 722 — (722) Preferred stock -unaffiliated 6,639 6,502 (137) — — — 6,639 6,502 (137) Total stocks 6,639 6,502 (137) 722 — (722) 7,361 6,502 (859) Total securities $ 962,505 $ 955,703 $ (6,802) $ 176,279 $ 161,627 $ (14,652) $ 1,138,784 $ 1,117,330 $ (21,454) December 31, 2020 Less Than 12 Months 12 Months or More Total Amortized Unrealized Amortized Unrealized Amortized Unrealized (Amounts in thousands) Cost Fair Value Losses Cost Fair Value Losses Cost Fair Value Losses U.S. government and government agencies & authorities: Guaranteed & sponsored - excluding asset-backed $ 111,452 $ 105,938 $ (5,514) $ — $ — $ — $ 111,452 $ 105,938 $ (5,514) Guaranteed & sponsored - asset-backed 37,719 36,906 (813) 442 420 (22) 38,161 37,326 (835) All other corporate - excluding asset-backed 54,299 50,412 (3,887) 2,314 2,024 (290) 56,613 52,436 (4,177) All other corporate - asset-backed 150,376 145,745 (4,631) 99,044 98,213 (831) 249,420 243,958 (5,462) Short-term investments 17,558 17,534 (24) — — — 17,558 17,534 (24) Total fixed maturities 371,404 356,535 (14,869) 101,800 100,657 (1,143) 473,204 457,192 (16,012) Common stock-unaffiliated — — — 722 — (722) 722 — (722) Total stocks — — — 722 — (722) 722 — (722) Total securities $ 371,404 $ 356,535 $ (14,869) $ 102,522 $ 100,657 $ (1,865) $ 473,926 $ 457,192 $ (16,734) As of December 31, 2021, fixed maturities, comprised of 200 securities, accounted for approximately 97% of the Company’s total unrealized loss amount. The securities were primarily related to US. government agency securities, CMBS, and corporate securities concentrated in the energy and transportation sectors. These sectors were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2021, 100% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities unrealized losses during 2021 was primarily attributable to declining interest rates on commercial and residential backed mortgage backed securities. Most of the securities depressed for twelve months or more primarily related to collateralized loan obligations and Residential Backed Mortgage Securities. Collateralized loan obligations were primarily depressed because current market spreads are wider than spreads at the securities respective purchase dates. Residential Mortgage Backed Securities were depressed because of a decrease in interest rate and/or the securities have floating rate coupons and have long-dated maturities, and current credit spreads are wider than when these securities were purchased. As of December 31, 2021, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company’s cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2021. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 26

As of December 31, 2020, fixed maturities, comprised of 103 securities, accounted for approximately 96% of the Company’s total unrealized loss amount. The securities were primarily related to US. goverment agency securities, commercial mortgage - back securities, and corporate securities concentrated in the energy and transportation sectors. These sectors were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2020, 99% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities unrealized losses during 2020 was primarily attributable to widening credit spreads on higher yielding corporate securities and asset-backed securities. m. Loan-backed and Structured Securities OTTI For the years ended December 31, 2021, 2020 and 2019, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis. n. 5GI Securities A 5GI is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or Obligator is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments. The 5GI securities for the Company are immaterial for the years ended December 31, 2021 and 2020. 4. Fair Value Measurements Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets. The Company's investment manager for the Company's general account (a registered investment adviser under the Investment Advisers Act of 1940), with oversight by the Company's Investment Management Department and its Finance and Investment Committee ("FIC"), a committee co-chaired by the Chief Investment Officer and the Chief Risk Officer of the Company, estimates the fair value for financial assets held in the Company's general account and guaranteed separate accounts based on the framework established in the fair value accounting guidance. The Company reviews its investment manager's pricing policy on a periodic basis, with any changes to be approved by the FIC. The Company reserves the right to take exception to its investment manager's pricing of a particular asset and, with FIC's approval, to adjust the price received from its investment manager for that particular asset. The Company estimates the fair value for financial liabilities based on the framework established in the fair value accounting guidance. The framework is based on the inputs used in valuation, gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The Company categorizes its assets and liabilities measured at estimated fair value based on whether the significant inputs into the valuation are observable. The fair value hierarchy categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3) Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities. Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 27

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company's investment manager will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company's investment manager has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company’s bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers. The following table presents assets and (liabilities) carried at fair value by hierarchy level: As of December 31, 2021 (Amounts in thousands) Quoted Prices in Active Markets for Identical Assets (Level 1) Significant Observable Inputs (Level 2) Significant Unobservable Inputs (Level 3) Net Asset Value (NAV) Total a. Assets accounted for at fair value Common stocks - unaffiliated $ 6,635 $ — $ 1,681 $ — 8,316 Preferred stocks - unaffiliated — 29,309 — — 29,309 Cash equivalents 167,155 — — — 167,155 Total bonds and stocks 173,790 29,309 1,681 — 204,780 Derivative assets Interest rate derivatives — 2,375 — — 2,375 Macro hedge program — — 225,828 — 225,828 Total derivative assets — 2,375 225,828 — 228,203 Separate Account assets [1] 29,455,658 — — — 29,455,658 Total assets accounted for at fair value $ 29,629,448 $ 31,684 $ 227,509 $ — $ 29,888,641 b. Liabilities accounted for at fair value Derivative liabilities Interest rate derivatives — (2,634) — — (2,634) Macro hedge program — (14,128) (22,145) — (36,273) Total liabilities accounted for at fair value $ — $ (16,762) $ (22,145) $ — $ (38,907) [1] Excludes approximately $9 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements). As of December 31, 2020 (Amounts in thousands) Quoted Prices in Active Markets for Identical Assets (Level 1) Significant Observable Inputs (Level 2) Significant Unobservable Inputs (Level 3) Net Asset Value (NAV) Total a. Assets accounted for at fair value All other corporate bonds – asset-backed $ — $ — $ 1 — $ 1 Common stocks - unaffiliated 6,665 — 1,561 — 8,226 Cash equivalents 156,240 — 156,240 Total bonds and stocks 162,905 — 1,562 — 164,467 Derivative assets Interest rate derivatives — 6,056 — — 6,056 Macro hedge program — 47,962 142,247 — 190,209 Total derivative assets — 54,018 142,247 — 196,265 Separate Account assets [1] 28,421,105 — — — 28,421,105 Total assets accounted for at fair value $ 28,584,010 $ 54,018 $ 143,809 $ — $ 28,781,837 b. Liabilities accounted for at fair value Derivative liabilities Foreign exchange derivatives — (1,900) — — (1,900) Interest rate derivatives — (8,312) — — (8,312) Macro hedge program — (38,732) (389,025) — (427,757) Total liabilities accounted for at fair value $ — $ (48,944) $ (389,025) $ — $ (437,969) [1] Excludes approximately $9.2 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 28

Valuation Techniques, Procedures and Controls The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables. The fair value process is monitored by the Valuation Committee of the Company's investment manager, which is a cross- functional group of senior management that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups under the Valuation Committee of the Company's investment manager, a Securities Valuation Group and a Derivatives Valuation Group, which include various investment, operations, accounting, compliance and risk management professionals that meet on a regular basis, to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes. In addition, the Finance and Investment Committee of the Company, co-chaired by its Chief Investment Officer and Chief Financial Officer, is responsible for the approval and monitoring of the Valuation Policy of the Company as well as the adjudication of any valuation disputes thereunder. The Valuation Policy addresses valuation of all financial instruments held in the general account and guaranteed separate accounts of the Company, including all derivative positions. The Finance and Investment Committee meets regularly, and its members include a cross-functional group of senior management as well as various investment, accounting, finance, and risk management professionals. Bonds and Stocks The fair value of bonds and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by the Company's investment manager using a "waterfall" approach after considering the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit. Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding. The Company's investment manager utilizes an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The process is similar to the third-party pricing services. The Company's investment manager develops credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price. The Company's investment manager performs ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. In addition, the Company's investment manager ensures TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 29

that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company's investment manager determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee of the Company's investment manager. The Company's investment manager conducts other specific monitoring controls around pricing. Daily, weekly and monthly analyses identify price changes over pre-determined thresholds for bonds and equity securities. Monthly analyses identify prices that have not changed, and missing prices. Also, on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company's investment manager feels a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades. The Company's investment manager has analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data. Derivative Instruments Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations. The Company performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a cross-functional group of investment, actuarial, risk and information technology professionals that analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. As to certain derivatives that are held by the Company as well as its investment manager's other clients, the Company's investment manager performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. On a daily basis, the Company's investment manager compares market valuations to counterparty valuations for all OTC derivatives held by the Company for collateral purposes. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities. Valuation Inputs for Investments For Level 1 investments, which are comprised of exchange-traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. For the Company’s Level 2 and 3 bonds and stocks, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 30

A description of additional inputs used in the Company’s Level 2 and Level 3 measurements is included in the following discussion: Level 2 The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include mostly bonds and preferred stocks. Asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. Commercial and residential mortgage-backed securities prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. All other corporate bonds, including surplus debentures - Primary inputs also include observations of credit default swap curves related to the issuer, and political events in emerging market economies where applicable. State, municipalities and political subdivisions - Primary inputs also include Municipal Securities Rulemaking Board reported trades notices, and issuer financial statements. Foreign exchange derivatives - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves. Interest rate derivatives - Primary input is the swap yield curve. Level 3 Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality asset-backed securities, commercial and residential mortgage-backed securities primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non- broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility and swap yield curves beyond observable limits. Separate Account assets Non-guaranteed Separate Account assets are primarily invested in mutual funds and are valued by the underlying mutual funds in accordance to their valuation policies and procedures. Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations. As of December 31, 2021 and December 31, 2020, the Company did not have any material Level 3 bonds measured at fair value that were not based on broker quotations. (Amounts in thousands) December 31, 2021 Free Standing Derivatives Fair Value Predominant Valuation Method Significant Unobservable Input Minimum Maximum Impact of Increase in Input on Fair Value [1] Macro hedge program Equity options [2] $203,683 Option model Equity volatility 17% 63% Increase TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 31

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions. [2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion. (Amounts in thousands) December 31, 2020 Free Standing Derivatives Fair Value Predominant Valuation Method Significant Unobservable Input Minimum Maximum Impact of Increase in Input on Fair Value [1] Macro hedge program Equity options [2] $ 246,778 Option model Equity volatility —% 53% Increase [1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions. [2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion. Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3) The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2021 and 2020: Total Realized/ Unrealized Gains Fair Value Transfers Transfers (Losses) Included in: Fair Value as of into out of Net Purchases/ Sales/ as of (Amounts in thousands) Jan.1, 2021 Level 3 [2] Level 3 [2] Income [1] Surplus Increases Decreases Settlements Dec. 31, 2021 Assets All other corporate bonds – asset-backed $ 1 $ — $ — $ — $ 1 $ — $ — $ (2) $ — Common stocks - unaffiliated 1,561 — — — — 120 — — 1,681 Total bonds and stocks 1,562 — — — 1 120 — (2) 1,681 Derivatives Macro hedge program (246,778) — — — (372,733) 110,793 — 712,401 203,683 Total derivatives [3] (246,778) — — — (372,733) 110,793 — 712,401 203,683 Total assets $ (245,216) $ — $ — $ — $ (372,732) $ 110,913 $ — $ 712,399 $ 205,364 Total liabilities $ — $ — $ — $ — $ — $ — $ — $ — $ — [1] All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes. [2] Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement. [3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 32

Total Realized/ Unrealized Gains Fair Value Transfers Transfers (Losses) Included in: Fair Value as of into out of Net Purchases/ Sales/ as of (Amounts in thousands) Jan. 1, 2020 Level 3 [2] Level 3 [2] Income [1] Surplus Increases Decreases Settlements Dec. 31, 2020 Assets All other corporate bonds – asset-backed $ 8 $ — $ — $ — $ 19 $ — $ — $ (26) $ 1 Common stocks - unaffiliated 1,961 — — — — 7 (407) — 1,561 Total bonds and stocks 1,969 — — — 19 7 (407) (26) 1,562 Derivatives GMWB hedging instruments 21,512 — — — (21,512) — — — — Total derivatives [3] 21,512 — — — (21,512) — — — — Total assets $ 23,481 $ — $ — $ — $ (21,493) $ 7 $ (407) $ (26) $ 1,562 Liabilities Derivatives Macro hedge program (73,961) — — (191,158) 251,472 (69,653) — (163,478) (246,778) Total derivatives [3] (73,961) — — (191,158) 251,472 (69,653) — (163,478) (246,778) Total liabilities $ (73,961) $ — $ — $ (191,158) $ 251,472 $ (69,653) $ — $ (163,478) $ (246,778) [1] All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes. [2] Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement. [3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions. Fair Values for All Financial Instruments by Levels 1, 2 and 3 The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy. (Amounts in thousands) December 31, 2021 Type of Financial Instrument Aggregate Fair Value Admitted Value (Level 1) (Level 2) (Level 3) Net Asset Value (NAV) Not Practicable (Carrying Value) Assets Bonds - unaffiliated $ 5,256,180 $ 4,637,506 $ 51,486 $ 4,736,219 $ 468,475 $ — $ — Preferred stocks - unaffiliated 29,309 29,309 — 29,309 — — — Common stocks - unaffiliated 8,316 8,316 6,635 — 1,681 — — Mortgage loans 842,755 809,966 — — 842,755 — — Cash, cash equivalents and short-term investments - unaffiliated 223,458 223,475 178,945 15,009 29,504 — — Derivative related assets 241,243 230,105 — 15,415 225,828 — — Contract loans 91,332 91,332 — — 91,332 — — Surplus debentures 65,162 49,701 — 41,392 23,770 — — Low-income housing tax credits 57 57 — — 57 — — Separate Account assets [1] 29,455,658 29,455,658 29,455,658 — — — — Total assets $ 36,213,470 $ 35,535,426 $ 29,692,724 $ 4,837,344 $ 1,683,402 $ — $ — Liabilities Liability for deposit-type contracts $ (183,768) $ (183,768) $ — $ — $ (183,768) $ — $ — Derivative related liabilities (39,291) $ (39,552) — (17,146) (22,145) — — Separate Account liabilities (29,455,658) (29,455,658) (29,455,658) — — — — Total liabilities $ (29,678,717) $ (29,678,978) $ (29,455,658) $ (17,146) $ (205,913) $ — $ — [1] Excludes approximately $9 million, at December 31, 2021, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 33

(Amounts in thousands) December 31, 2020 Type of Financial Instrument Aggregate Fair Value Admitted Value (Level 1) (Level 2) (Level 3) Net Asset Value(NAV) Not Practicable (Carrying Value) Assets Bonds - unaffiliated $ 5,442,164 $ 4,571,087 $ — $ 5,220,741 $ 221,423 $ — $ — Preferred stocks - unaffiliated 6,798 6,639 — 6,798 — — — Common stocks - unaffiliated 8,226 8,226 6,665 — 1,561 — — Mortgage loans 815,453 766,623 — — 815,453 — — Cash, cash equivalents and short-term investments - unaffiliated 289,838 289,851 259,308 22,022 8,508 — — Derivative related assets 220,861 196,265 — 78,614 142,247 — — Contract loans 95,042 95,042 — — 95,042 — — Surplus debentures 49,059 36,401 — 41,566 7,493 — — Low-income housing tax credits 150 150 — — 150 — — Separate Account assets [1] 28,421,105 28,421,105 28,421,105 — — — — Total assets $ 35,348,696 $ 34,391,389 $ 28,687,078 $ 5,369,741 $ 1,291,877 $ — $ — Liabilities Liability for deposit-type contracts $ (199,265) $ (199,265) $ — $ — $ (199,265) $ — $ — Derivative related liabilities (437,410) (437,969) — (48,385) (389,025) — — Separate Account liabilities (28,421,105) (28,421,105) (28,421,105) — — — — Total liabilities $ (29,057,780) $ (29,058,339) $ (28,421,105) $ (48,385) $ (588,290) $ — $ — [1] Excludes approximately $9.2 million, at December 31, 2020, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100. The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note. The amortized cost of cash, cash equivalents and short-term investments approximates fair value. Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans. The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values. The fair values of contract loans were determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair values approximate the carrying value of the contract loans. At December 31, 2021 and 2020 the Company had no investments where it was not practicable to estimate fair value. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 34

5. Income Taxes A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows: 1 2021 Ordinary Capital Total (a) Gross DTA $ 140,491,281 $ 5,676,627 $ 146,167,908 (b) Statutory valuation allowance adjustments — (c) Adjusted gross DTA 140,491,281 5,676,627 146,167,908 (d) Deferred tax assets nonadmitted 29,381,159 249,477 29,630,636 (e) Subtotal net admitted deferred tax assets 111,110,122 5,427,150 116,537,272 (f) Deferred tax liabilities 20,563,544 41,911,728 62,475,272 (g) Net admitted deferred tax asset/(net deferred tax liability) $ 90,546,578 $ (36,484,578) $ 54,062,000 2 2021 Ordinary Capital Total Admission Calculation Components SSAP No. 101 : (a) Federal income taxes paid in prior years recoverable by carrybacks $ — $ — $ — (b) Adjusted gross DTA expected to be realized 48,634,850 5,427,150 54,062,000 (1) DTAs expected to be realized after the balance sheet date 48,634,850 5,427,150 54,062,000 (2) DTAs allowed per limitation threshold XXX XXX 107,757,330 (c) DTAs offset against DTLs 62,475,272 — 62,475,272 (d) DTAs admitted as a result of application of SSAP No. 101 $ 111,110,122 $ 5,427,150 $ 116,537,272 3 (a) Ratio % used to determine recovery period and threshold limitation 815% (b) Adjusted capital and surplus used to determine 2(b) thresholds 718,382,198 4 2021 Ordinary Capital Impact of Tax Planning Strategies: (a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %. (1) Adjusted gross DTAs amount from Note 5A1c $ 140,491,281 $ 5,676,627 (2) % of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies 5% 0% (3) Net admitted adj. gross DTAs amount from Note 5A1e $ 111,110,122 $ 5,427,150 (4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies — % 100% (b) Do the tax planning strategies include the use of reinsurance? Yes ___ No _X_ 1 2020 Ordinary Capital Total (a) Gross DTA $ 160,161,099 $ 9,082,789 $ 169,243,888 (b) Statutory valuation allowance adjustments — — — (c) Adjusted gross DTA 160,161,099 9,082,789 169,243,888 (d) Deferred tax assets nonadmitted 23,214,741 152,217 23,366,958 (e) Subtotal net admitted deferred tax assets 136,946,358 8,930,572 145,876,930 (f) Deferred tax liabilities 30,360,608 35,980,322 66,340,930 (g) Net admitted deferred tax asset/(net deferred tax liability) $ 106,585,750 $ (27,049,750) $ 79,536,000 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 35

2 2020 Ordinary Capital Total Admission Calculation Components SSAP No. 101 : (a) Federal income taxes paid in prior years recoverable by carrybacks $ — $ — $ — (b) Adjusted gross DTA expected to be realized 70,605,428 8,930,572 79,536,000 (1) DTAs expected to be realized after the balance sheet date 70,605,428 8,930,572 79,536,000 (2) DTAs allowed per limitation threshold XXX XXX 151,307,353 (c) DTAs offset against DTLs 66,340,930 — 66,340,930 (d) DTAs admitted as a result of application of SSAP No. 101 $ 136,946,358 $ 8,930,572 $ 145,876,930 3 (a) Ratio % used to determine recovery period and threshold limitation 578% (b) Adjusted capital and surplus used to determine 2(b) thresholds 542,153,840 4 2020 Ordinary Capital Impact of Tax Planning Strategies: (a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %. (1) Adjusted gross DTAs amount from Note 5A1c $ 160,161,099 $ 9,082,789 (2) % of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies 19% — % (3) Net admitted adj. gross DTAs amount from Note 5A1e $ 136,946,358 $ 8,930,572 (4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies 25% 100% (b) Do the tax planning strategies include the use of reinsurance? Yes ___ No _X_ 1 Change During 2021 Ordinary Capital Total (a) Gross DTA $ (19,669,818) $ (3,406,162) $ (23,075,980) (b) Statutory valuation allowance adjustments — — — (c) Adjusted gross DTA (19,669,818) (3,406,162) (23,075,980) (d) Deferred tax assets nonadmitted 6,166,418 97,260 6,263,678 (e) Subtotal net admitted deferred tax assets (25,836,236) (3,503,422) (29,339,658) (f) Deferred tax liabilities (9,797,064) 5,931,406 (3,865,658) (g) Net admitted deferred tax asset/(net deferred tax liability) $ (16,039,172) $ (9,434,828) $ (25,474,000) 2 Change During 2021 Ordinary Capital Total Admission Calculation Components SSAP No. 101 : (a) Federal income taxes paid in prior years recoverable by carrybacks $ — $ — $ — (b) Adjusted gross DTA expected to be realized (21,970,578) (3,503,422) (25,474,000) (1) DTAs expected to be realized after the balance sheet date (21,970,578) (3,503,422) (25,474,000) (2) DTAs allowed per limitation threshold XXX XXX — (c) DTAs offset against DTLs (3,865,658) — (3,865,658) (d) DTAs admitted as a result of application of SSAP No. 101 $ (25,836,236) $ (3,503,422) $ (29,339,658) 3 (a) Ratio % used to determine recovery period and threshold limitation 237 (b) Adjusted capital and surplus used to determine 2(b) thresholds 176,228,358 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 36

4 Change During 2021 Ordinary Capital Impact of Tax Planning Strategies: (a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %. (1) Adjusted gross DTAs amount from Note 5A1c $ (19,669,818) $ (3,406,162) (2) % of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies (14) % — % (3) Net admitted adj. gross DTAs amount from Note 5A1e $ (25,836,236) $ (3,503,422) (4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies (25) % 0 % B. DTLs are not recognized for the following amounts: Not Applicable. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 37

C. Significant Components of Income Taxes Incurred 1. The components of current income tax (benefit)/expense are as follows: 2021 2020 Change (a) Federal $ (27,766,917) $ (65,215,649) $ 37,448,732 (b) Foreign — — — (c) Subtotal (27,766,917) (65,215,649) 37,448,732 (d) Federal income tax on net capital gains 13,735,771 8,227,481 5,508,290 (e) Utilization of capital loss carryforwards — — — (f) Other — — — (g) Federal and foreign income taxes incurred $ (14,031,146) $ (56,988,168) $ 42,957,022 2. The main components of the period end deferred tax amounts and the change in those components are as follows: 2021 2020 Change DTA: Ordinary Policyholder reserves $ 44,667,308 $ 44,070,724 $ 596,584 Deferred acquisition costs 77,968,591 64,070,309 13,898,282 Compensation and benefits 1,957,215 2,067,883 (110,668) Investments — 8,237,019 (8,237,019) Net operating loss carryforward — 25,474,445 (25,474,445) Tax credit carryforward 9,330,850 10,245,603 (914,753) Other 6,567,317 5,995,116 572,201 Subtotal: DTA Ordinary 140,491,281 160,161,099 (19,669,818) Ordinary statutory valuation allowance — — — Total adjusted gross ordinary DTA 140,491,281 160,161,099 (19,669,818) Nonadmitted ordinary DTA 29,381,159 23,214,741 6,166,418 Admitted ordinary DTA 111,110,122 136,946,358 (25,836,236) DTA: Capital Investments 5,676,627 9,082,789 (3,406,162) Subtotal: DTA Capital 5,676,627 9,082,789 (3,406,162) Capital statutory valuation allowance — — — Total adjusted gross capital DTA 5,676,627 9,082,789 (3,406,162) Nonadmitted capital DTA 249,477 152,217 97,260 Admitted capital DTA 5,427,150 8,930,572 (3,503,422) Total Admitted DTA $ 116,537,272 $ 145,876,930 $ (29,339,658) DTL: Ordinary Investments $ 17,791,231 $ 24,815,982 $ (7,024,751) Deferred and uncollected premium — — — Policyholder reserves 2,772,313 5,544,626 (2,772,313) Other — — — Gross DTL ordinary 20,563,544 30,360,608 (9,797,064) DTL: Capital Investments 41,911,728 35,980,322 5,931,406 Other — — — Gross DTL capital 41,911,728 35,980,322 5,931,406 Total DTL 62,475,272 66,340,930 (3,865,658) Net adjusted DTA/(DTL) $ 54,062,000 $ 79,536,000 $ (25,474,000) Adjust for the change in deferred tax on unrealized gains/losses 11,186,421 Adjust for the change in nonadmitted deferred tax 6,263,678 Other adjustments 1 Adjusted change in net deferred Income Tax $ (8,023,900) TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 38

D. Reconciliation of federal income tax rate to actual effective rate: The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows: % of Pre-tax % of Pre-tax % of Pre-tax 2021 income 2020 income 2019 income Tax effect $ 120,579,910 Tax effect $ (9,893,389) Tax effect $ 102,581,087 Statutory tax $ 25,321,781 21.00% $ (2,077,612) 21.00% $ 21,542,028 21.00 % Tax preferred investments (14,088,142) (11.68) % (11,683,415) 118.09% (97,684,555) (95.23) % Interest maintenance reserve (14,320,937) (11.88) % 3,088,775 (31.22) % 11,294,233 11.01 % Amortization of inception gain (4,974,717) (4.13) % (4,974,717) 50.28% (4,974,717) (4.85) % VA Hedge Reclass 4,415,554 3.66% 6,485,579 (65.55) % 36,663,594 35.74 % Prior period adjustments 610,865 0.51% 24,756,222 (250.23) % 46,412,127 45.24 % Tax Reform — — % — — % (664,934) (0.65) % Change in deferred tax on non-admitted assets (258,548) (0.21) % (76,362) 0.77% (1,463,302) (1.43) % Intercompany settlement of DTA — — % — — % 267,104,472 260.38 % Foreign related investments (2,765,000) (2.29) % (3,476,000) 35.13% — — % All other 51,898 0.02% 182,971 (1.85) % (7,014,807) (6.84) % Total statutory income tax (6,007,246) (5.00) % 12,225,441 (123.57) % 271,214,139 264.39 % Federal and foreign income taxes incurred (14,031,146) (11.64) % (56,988,168) (34.58) % 37,534,914 36.60 % Change in net deferred income taxes 8,023,900 6.64% 69,213,609 (699.59) % 233,679,225 227.80 % Total statutory income tax $ (6,007,246) (5.00) % $ 12,225,441 (123.57) % $ 271,214,139 264.39 % E. Operating loss and tax credit carryforwards and protective tax deposits 1. At December 31, 2021, the Company had $0 of net operating loss carryforwards, and $9,330,850 of foreign tax credit carryovers which expire between 2028 and 2030. 2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are: 2021 — 2020 — 2019 — 3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2021. F. Consolidated Federal Income Tax Return 1. The Company’s federal income tax return is consolidated within TR Re, Ltd.'s consolidated federal income tax return. The consolidated federal income tax return includes the following entities: TR Re, Ltd. Talcott Resolution Life Insurance Company Talcott Resolution Life and Annuity Insurance Company American Maturity Life Insurance Company 2. Federal Income Tax Allocation Estimated tax payments are made quarterly (if necessary), at which time intercompany tax balances are settled. In the subsequent year, additional settlements (if necessary) are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 39

return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return. 6. Reinsurance The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $57,983,762 and $28,893,273 respectively, as of December 31, 2021 and $62,741,182 and $18,544,854 respectively, as of December 31, 2020. The effect of reinsurance as of and for the years ended December 31 is summarized as follows: 2021 Direct Assumed Ceded Net Aggregate reserves for future benefits $ 18,830,507,419 $ 859,279,164 $ (14,859,366,482) $ 4,830,420,101 Liability for deposit-type contracts 899,531,652 246,818 (716,010,403) 183,768,067 Policy and contract claim liabilities 231,270,273 21,147,387 (228,987,444) 23,430,216 Premium and annuity considerations 901,362,020 82,943,229 (14,308,900,870) (13,324,595,621) Death, annuity, disability and other benefits 1,654,726,072 127,708,572 (1,453,150,077) 329,284,567 Surrenders and other fund withdrawals 2,981,648,379 178,837,868 (401,880,296) 2,758,605,951 2020 Direct Assumed Ceded Net Aggregate reserves for future benefits $ 18,554,505,102 $ 881,152,754 $ (14,570,720,964) $ 4,864,936,892 Liability for deposit-type contracts 1,001,789,492 211,245 (802,735,820) 199,264,917 Policy and contract claim liabilities 238,345,043 25,774,263 (235,999,674) 28,119,632 Premium and annuity considerations 880,100,276 83,906,116 (828,502,897) 135,503,495 Death, annuity, disability and other benefits 1,475,763,618 116,452,362 (1,280,400,605) 311,815,375 Surrenders and other fund withdrawals 2,805,063,678 174,708,943 (424,779,670) 2,554,992,951 2019 Direct Assumed Ceded Net Aggregate reserves for future benefits $ 18,147,479,094 $ 911,775,436 $ (14,086,416,027) $ 4,972,838,503 Liability for deposit-type contracts 1,100,972,887 1,581,507 (886,412,156) 216,142,238 Policy and contract claim liabilities 212,998,764 21,177,790 (210,465,997) 23,710,557 Premium and annuity considerations 929,895,496 86,020,928 (895,909,672) 120,006,752 Death, annuity, disability and other benefits 1,439,811,752 124,279,834 (1,275,376,109) 288,715,477 Surrenders and other fund withdrawals 3,387,486,154 182,415,714 (472,619,284) 3,097,282,584 a. External reinsurance The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on the Company's financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2021, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which are actively monitored, are as follows: reserve credits totaling $13.7 billion for Prudential Financial Inc. ("Prudential") offset by $12.2 billion of market value of assets held in trust, for a net exposure of $1.5 billion. In addition, reserve credits totaling $1.9 billion for Commonwealth Annuity and Life Insurance Company are offset by $2.4 billion of market value of assets held in trust, for no net exposure. As of December 31, 2020, the Company had two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which were actively monitored, were as follows: reserve credits totaling $13.3 billion for Prudential offset by $12.1 billion of market value of assets held in trust, for a net exposure of $1.2 billion. In addition, reserve credits totaling $2.0 billion for Commonwealth Annuity and Life Insurance Company offset by $2.4 billion of market value of assets held in trust, for no net exposure. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 40

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $26,746,967 in 2021, a decrease of $16,926,181 from the 2020 balance of $43,673,148. The total amount of reinsurance credits taken for this agreement was $33,856,921 in 2021, a decrease of $21,425,545 from the 2020 balance of $55,282,466. On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential. The net gain totaling $600 million, before tax, was deferred as a component of Other than special surplus funds on the Company's Statements of Admitted Assets, Liability and Capital and Surplus, and will be amortized over 20 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commissions and expense allowances on reinsurance ceded on the Statements of Operations and as Amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $19.0 million in 2021, 2020 and 2019, respectively. In 2018, the Company and TL entered into reinsurance agreements with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. The net gain totaling $73 million, after tax, was deferred as a component of Other than special surplus funds on the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operation and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $4.7 million in 2021 and 2020, respectively. b. Reinsurance Ceded to Affiliates The Company entered into an affiliated reinsurance agreement with its indirect parent, TR Re, Ltd., an unauthorized reinsurer, effective December 30, 2021. Pursuant to such reinsurance agreement, the Company generally ceded 50% of the Company’s variable annuity and payout annuity blocks with certain variable annuity guarantees ceded at 100% and certain structured settlement contracts ceded at a lesser quota share percentage. All such business is ceded on a modified coinsurance basis. The net impact of this reinsurance transaction on the Company’s results of operations and financial condition included ceded premiums totaling $13.5 billion, substantially offset by reserve adjustments on reinsurance totaling $13.4 billion and the transfer of IMR totaling approximately $104.4 million. The transfer of IMR was offset by funds held under reinsurance treaties with unauthorized reinsurers totaling $104.4 million which are included in Other liabilities. The Company paid additional amounts totaling $35.6 million (before tax) and as a result, incurred a net loss for the same amount. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 41

7. Related Party Transactions Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by TL. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. As a result of a new Amended and Restated Services and Cost Allocation Agreement effective July 1, 2021, certain indirect expense are allocated on a cost plus basis. The Company reported $21,274,697 and $10,779,853 as payable to parents, subsidiaries and affiliates as of December 31, 2021 and 2020, respectively. Amounts are settled in accordance with terms of the agreements. Effective June 1, 2018, TL entered into an Intercompany Liquidity Agreement (the “Liquidity Agreement”) with TLA. The Liquidity Agreement allows for short-term advances of funds between TL, TLA and certain TL subsidiaries who become parties to the Liquidity Agreement in the future. The Company had no issued and outstanding notes as of December 31, 2021 and 2020. On September 18, 2020, TLA paid a dividend of $400,000,000 to TL, the Company's parent. On September 16, 2019, Talcott Resolution received permission from the Department to pay an extraordinary dividend (as a return of capital) of $250,000,000 from TLA to TL. TLA paid the dividend on September 17, 2019. Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 11. 8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits In September, 2021, the Company adopted a new Long-term Cash Incentive Plan (“the Plan”) to attract and retain executive and management level employees of the Company and its affiliates in support of the continued growth and long-term performance of the Company. U.S. employees in certain employment bands (generally executive and management level) are eligible to participate in the Plan. Targets vary by employment level. Awards are issued annually at the discretion of management, and vest in full on the third anniversary of the date of the grant, subject to the participant’s continued employment with the Company. The expense accrued for the Company during 2021 was immaterial. As of June 1, 2018, Talcott Resolution Life Insurance Company adopted an investment and savings plan, the Talcott 401(k) Plan and a non-qualified savings plan, the Talcott Resolution Deferred Compensation Plan. Effective December 31, 2018, both plans were assigned to Talcott Resolution Life Inc., the Company's indirect parent. Substantially all U.S. employees of the Company are eligible to participate in Talcott 401 (k) Plan under which designated contributions can be invested in a variety of investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for- dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Talcott Resolution Deferred Compensation Savings Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) limit, currently $275,000. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The costs allocated to the Company for the years ended December 31, 2020 and 2019 were immaterial. The Company participates in Talcott sponsored postemployment plans that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the years ended December 31, 2021 and 2020. 9. Debt The Company is a member of the Federal Home Loan Bank of Boston (“FHLB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3.0% and 4.0% of the principal balance) based upon the term of the outstanding advances. FHLB TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 42

stock held by the Company is classified within Common stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2021 and 2020, there were no advances outstanding. State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2021 and 2020, the Company's pledge limits were $193 million and $155 million, respectively. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock. FHLB Capital Stock - Aggregate Totals As of December 31, 2021 1 Total 2+3 2 General Account 3 Separate Accounts a. Membership Stock - Class A $ — — — b. Membership Stock - Class B 1,680,700 1,680,700 — c. Activity Stock — — — d. Excess Stock — — — e. Aggregate Total (a+b+c+d) 1,680,700 1,680,700 — f. Actual or estimated borrowing capacity as determined by the insurer $ 193,000,000 193,000,000 — As of December 31, 2020 1 Total 2+3 2 General Account 3 Separate Accounts a. Membership Stock - Class A $ — — — b. Membership Stock - Class B 1,560,700 1,560,700 — c. Activity Stock — — — d. Excess Stock — — — e. Aggregate Total (a+b+c+d) 1,560,700 1,560,700 — f. Actual or estimated borrowing capacity as determined by the insurer $ 155,000,000 155,000,000 — Membership Stock (Class A and B) Eligible for Redemption as of December 31, 2021 Eligible for Redemption Membership Stock 1 Current Period Total (2+3+4+5+6) 2 Not Eligible for Redemption 3 Less Than 6 Months 4 6 Months to Less than 1 Year 5 1 to Less than 3 Years 6 3 to 5 Years 1 Class A $ — $ — $ — $ — $ — $ — 2 Class B 1,680,700 1,680,700 — — — — TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 43

3. Collateral Pledged to FHLB a. Amount Pledged as of December 31, 2021 1 Fair Value 2 Carrying Value Aggregate Total Borrowing 1 Current Year Total General and Separate Accounts (Total Collateral Pledged (Lines 2 + 3) $ 27,350,396 $ 26,627,008 $ — 2 Current Year General Account: Total Collateral Pledged 27,350,396 26,627,008 — 3 Current Year Separate Account: Total Collateral Pledged — — — 4 Prior Year-end Total General and Separate Accounts: Total Collateral Pledged — — — b. Maximum Amount Pledged During Reporting Period 1 Fair Value 2 Carrying Value 3 Amount Borrowed at Time of Maximum Collateral 1 Current Year Total General and Separate Accounts (Maximum Collateral Pledged (Lines 2 + 3) $ 27,350,396 $ 27,451,962 $ — 2 Current Year General Account Maximum Collateral Pledged 27,350,396 27,451,962 — 3 Current Year Separate Account Maximum Collateral Pledged — — — 4 Prior Year-end Total General and Separate Accounts Maximum Collateral Pledged — — — 4. a. & b. Borrowing from FHLB - Amount as of the Reporting Date The Company had no borrowings from the FHLB as of December 31, 2021. c. FHLB - Prepayment Obligations The Company does not have any prepayment obligations as of December 31, 2021. 10. Capital and Surplus and Shareholder Dividend Restrictions Dividend Restrictions The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. No dividends were paid in 2021. Dividends paid totaled $400 million and $250 million (as a return of capital) in 2020 and 2019, respectively. For additional information, see Note 7. With respect to dividends to its parent, TL, the Company’s dividend limitation under the holding company laws of Connecticut is $393,943,261 in 2022. As a condition to the Sixth Street Acquisition described in Note 1, the Department requires any dividends for the Company, for a two-year period following the acquisition, be approved by the Commissioner. Unassigned Funds The portion of unassigned funds represented or reduced by each item below at December 31 was as follows: TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 44

2021 2020 Unrealized capital losses, gross of tax $ (150,600,648) $ (224,889,772) Asset valuation reserve (142,453,157) (134,693,701) Nonadmitted asset values (47,941,676) (40,454,760) Separate Account expense allowance 28,451,080 33,780,546 11. Separate Accounts The Company maintained Separate Account assets totaling $29,464,947,964 and $28,430,266,880 as of December 31, 2021 and 2020, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts. The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2021 and 2020, the Company’s Separate Account statement included legally insulated assets of $29,464,947,964 and $28,430,266,880, respectively. Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company’s Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations. Separate Account fees, net of minimum guarantees, were $551,133,174, $515,178,848 and $533,685,441 for the years ended December 31, 2021, 2020 and 2019, respectively, and are recorded as a component of fee income on the Company’s Statements of Operations. An analysis of the Separate Accounts as of December 31, 2021 is as follows: Indexed Nonindexed Guaranteed Less Than or Equal to 4% Nonindexed Guaranteed More Than 4% Nonguaranteed Separate Accounts Total Premium considerations or deposits for the year ended December 31, 2021 $ — $ — $ — $ 324,159,709 $ 324,159,709 Reserves at year-end: For accounts with assets at: Fair value $ — $ — $ — $ 29,405,197,381 $ 29,405,197,381 Amortized cost — — — — — Total reserves $ — $ — $ — $ 29,405,197,381 $ 29,405,197,381 By withdrawal characteristics: Subject to discretionary withdrawal $ — $ — $ — $ — $ — With market value adjustment — — — — — At book value without market value adjustment and with surrender charge of 5% or more — — — — — At fair value — — — 29,083,544,989 29,083,544,989 At book value without market value adjustment and with surrender charge of less than 5% — — — — — Subtotal — — — 29,083,544,989 29,083,544,989 Not subject to discretionary withdrawal — — — 321,652,392 321,652,392 Total $ — $ — $ — $ 29,405,197,381 $ 29,405,197,381 TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 45

Below is a reconciliation of net transfers from Separate Accounts: December 31, 2021 December 31, 2020 December 31, 2019 Transfer to Separate Accounts 324,159,709 $ 285,780,328 $ 293,283,966 Transfer from Separate Accounts 3,133,066,954 2,882,960,715 3,388,130,028 Net Transfer from Separate Accounts (2,808,907,245) (2,597,180,387) (3,094,846,062) Internal exchanges and other Separate Account activity (5,072,046) (7,948,103) (8,041,963) Transfer from Separate Accounts on the Statements of Operations $ (2,813,979,291) $ (2,605,128,490) $ (3,102,888,025) 12. Commitments and Contingent Liabilities a. Litigation The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company. b. Guaranty Funds In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2021, 2020, and 2019. The Company had immaterial guaranty fund receivables as of December 31, 2021 and 2020, respectively. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 46

c. Contingent Commitments December 31, 2021 and 2020, the Company has outstanding commitments totaling $364,224,800 and $283,651,910, respectively, of which $230,106,792 and $232,421,083, respectively, is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2021 and 2020, $101,619,522 and $47,560,178, respectively, is largely related to commercial whole loans. The remaining outstanding commitments of $32,498,486 and $3,670,650 are related to various funding obligations associated with private placement securities, as of December 31, 2021 and 2020, respectively. Detail of Other Contingent Commitments 1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement 2 Liability Recognition of Guarantee 3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required 4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make 5 Current Status of Payment or Performance Risk of Guarantee Effective February 1, 2018, TLA guaranteed the obligations of Talcott Resolution Comprehensive Employee Benefit Service Company ("TCB"), a wholly-owned subsidiary, with respect to certain structured settlement liability obligations to provide an increased level of security to claimants under such structured settlements; these obligations were assumed from TL on February 1, 2018. As of December 31, 2021 and December 31, 2020, no liability was recorded for this guarantee, as TCB was able to meet these policyholder obligations.. $ — Increase in Investments in SCA, Dividends to stockholders (capital contribution), Expense, or Other Unlimited (1) The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered. (1) There is no limit on the Company's guarantee to pay policyholder obligations on behalf of the affiliate for the contracts covered in the guarantee agreement. d. Leases Transactions include rental facilities and equipment. Rent paid by the Company for its share of space occupied and equipment used by the Company was $836,059, $1,088,395 and $1,196,952 in 2021. 2020 and 2019, respectively. Future minimum rental commitments are immaterial. The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Windsor, Connecticut. e. Tax Matters The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state and local income tax examinations for years prior to 2017, with the exception of net operating loss carryforwards utilized in open tax years. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years. The Separate Account dividend received deduction (“DRD”) is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds and the Company’s taxable income before the DRD. The Company recorded benefits of $14,088,142 $11,683,415 and $14,693,111 related to the Separate Account DRD for the years ended December 31, 2021, 2020, and 2019, respectively. The Company believes it is more likely than not that all deferred tax assets will be fully realized. Consequently, no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 47

temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics, and business considerations such as asset-liability matching. 13. Subsequent Events The Company has evaluated events subsequent to December 31, 2021, through April 19, 2022, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements. There were no other subsequent events that had a material impact on the financial results of the Company. TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019 48